UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23108

Amplify ETF Trust
(Exact name of registrant as specified in charter)

310 South Hale Street

Wheaton, IL 60187
(Address of principal executive offices) (Zip code)

Christian Magoon

Amplify ETF Trust

310 South Hale Street

Wheaton, IL 60187
(Name and address of agent for service)

With copies to:

Morrison C. Warren, Esq.

Chapman and Cutler LLP

111 West Monroe Street

Chicago, IL 60603

(855)-267-3837

Registrant's telephone number, including area code

Date of fiscal year end: October 31

Date of reporting period: October 31, 2021

Item 1. Reports to Stockholders.

(a)

AMPLIFY ETF TRUST

Amplify High Income ETF YYY

Amplify Online Retail ETF IBUY

Amplify CWP Enhanced Dividend Income ETF DIVO

Amplify Transformational Data Sharing ETF BLOK

Amplify Lithium & Battery Technology ETF BATT

Amplify BlackSwan Growth & Treasury Core ETF SWAN

Amplify International Online Retail ETF XBUY

Amplify Seymour Cannabis ETF CNBS

Amplify Pure Junior Gold Miners ETF JGLD

Amplify BlackSwan ISWN ETF ISWN

Amplify Cleaner Living ETF DTOX

Amplify Thematic All-Stars ETF MVPS

Amplify Digital & Online Trading ETF BIDS

ANNUAL REPORT

October 31, 2021

Beginning on January 1, 2022, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the Amplify Seymour Cannabis ETF shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the Amplify Seymour Cannabis ETF’s reports from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. Please contact your financial intermediary to elect to receive shareholder reports and other Fund communications electronically.

You may elect to receive all future reports in paper free of charge. Please contact your financial intermediary to inform them that you wish to continue receiving paper copies of shareholder reports and for details about whether your election to receive reports in paper will apply to all funds held with your financial intermediary.

Amplify ETF Trust

Table of Contents

Amplify ETF Trust (the “Trust”) files its complete schedule of fund holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Part F of Form N-PORT within sixty days after the end of the period. The Trust’s Part F of Form N-PORT is available on the Commission’s website at www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that Amplify Investments LLC (the “Adviser”) uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how a fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-855-267-3837 and (ii) on the Commission’s website at www.sec.gov.

Amplify ETF Trust

Market Performance (Unaudited)

October 31, 2021

Equity investors experienced healthy returns across the board through the end of October of 2021. Despite risks of new COVID outbreaks, the potential for increased US taxes and inflation rising, broad-based US stock indexes surged. The Dow Jones Industrial Average, the S&P 500 and the Nasdaq 100 had positive returns ranging between 18-24% through the end of October. In addition, market capitalization and style indexes including the S&P Mid Cap Growth, S&P Mid Cap Value, S&P Small Cap Growth and S&P Small Cap Value all returned double digit positive returns. Besides healthy returns, the behavior of equity markets in 2021 was also quite calm with virtually no material corrections in the year. The first ten months of 2021 were a refreshing break for investors after a volatile 2020.

The S&P 500 delivered 24% year-to-date as of the end of October, which placed it in the middle of the various sector returns making up this well-known index. Reviewing the eleven sectors that comprise the S&P 500 index shows a variety of significant performance differences. In fact, three of the eleven S&P 500 sectors gained more than 30% year-to-date as of October 31. Leading the pack with just over a 57% gain was the Energy sector. Energy stocks continued to see their products in increased demand as the economy worldwide ramped up from the COVID slowdown of 2020. The energy sector declined 33% in 2020 amidst the worldwide economic slowdown, so 2021’s performance is a welcome sign for energy stock investors. Coming in a distant second and third place were the Financials sector with a 38% gain and the Real Estate sector with a 33% move upward. Both sectors were on the rebound in 2021 after experiencing slightly negative returns in 2020. After the top three sector winners, there were a mix of sectors that hovered around the 20% gain mark. Communication Services gained 25% and Technology and Consumer Discretionary followed closely with a 24% and 22% gain respectively. Returning 46% in 2020, the Technology sector has been on quite a roll the last 22 months. Healthcare, Industrials and Materials sectors returned between 18-19%, just underperforming the S&P 500. Utilities and Consumer Staples took the two bottom sector return positions with just single digit returns of 9% and 8% respectively. It’s notable there were no negative sectors returns in 2021 after 2020 saw three of eleven sectors in the red.

Looking forward to 2022, US investors will be watching the Federal Reserve’s tone, pace of interest rate increases, inflation data and geopolitical tensions with nations including China, Iran, and Russia. US equity markets have been abnormally rosy since the 2020 COVID lows, and it would not be surprising to see equity market volatility increase in 2022.

Past performance does not guarantee future results.

Investing involves risk; Principal loss is possible.

Fund holdings are subject to change and should not be considered a recommendation to buy or sell any security. Please see the Schedule of Investments for a complete list of Fund holdings.

S&P 500 Index: The S&P 500 is a market value weighted index and one of the common benchmarks for the U.S. stock market. Investors cannot invest directly in an index.

Amplify ETF Trust

Amplify High Income ETF

Fund Performance

October 31, 2021 (Unaudited)

Growth of a $10,000 Investment

(at Net Asset Value)

	ANNUALIZED RETURNS
	One Year		Three Year		Five Year		Inception to Date(a)
	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price
Amplify High Income ETF	30.71%	30.94%	9.96%	9.99%	7.63%	7.59%	7.32%	7.34%
Hybrid SWM/ISE High Income Index(b)	31.70%	31.70%	10.64%	10.64%	8.23%	8.23%	7.56%	7.56%
ISE High Income Index	31.70%	31.70%	10.64%	10.64%	8.23%	8.23%	6.81%(c)	6.81%(c)
S&P 500 Index	42.91%	42.91%	21.48%	21.48%	18.93%	18.93%	16.64%	16.64%

(a)        Fund commenced operations on June 11, 2012.

(b)        Reflects performance of Sustainable North American Oil Sands Index® through June 20, 2013 and ISE High Income Index thereafter.

(c)        This figure represents performance of the ISE High Income IndexTM after the change in the index strategy utilized by the Fund beginning on June 20, 2013, and not since inception.

The Fund is the successor to the investment performance of the YieldShares High Income Fund (the “Predecessor High Income Fund”) as a result of the reorganization of the Predecessor High Income Fund into the Fund on October 7, 2019. Accordingly, the performance information shown in the chart and table above for periods prior to October 7, 2019 is that of the Predecessor High Income Fund’s Shares for the Fund. The Predecessor High Income Fund was managed by the same portfolio managers as the Fund and had substantially the same investment objectives, policies, and strategies as the Fund.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that shares, when redeemed or sold in the market, may be worth more or less than their original cost. Prior to June 20, 2013, the Fund sought to provide investment results that, before fees and expenses, corresponded generally to the price and yield performance of the SWM Index. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike a Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Amplify ETF Trust

Amplify Online Retail ETF

Fund Performance

October 31, 2021 (Unaudited)

Growth of a $10,000 Investment

(at Net Asset Value)

	ANNUALIZED RETURNS
	One Year		Three Year		Five Year		Inception to Date(a)
	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price
Amplify Online Retail ETF	25.49%	25.32%	36.53%	36.59%	32.65%	32.54%	31.04%	31.02%
EQM Online Retail Index	26.34%	26.34%	36.97%	36.97%	33.11%	33.11%	31.53%	31.53%
S&P 500 Index	42.91%	42.91%	21.48%	21.48%	18.93%	18.93%	17.44%	17.44%

(a)        Fund commenced operations on April 19, 2016.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that shares, when redeemed or sold in the market, may be worth more or less than their original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike a Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Amplify ETF Trust

Amplify CWP Enhanced Dividend Income ETF

Fund Performance

October 31, 2021 (Unaudited)

Growth of a $10,000 Investment

(at Net Asset Value)

	ANNUALIZED RETURNS
	One Year		Three Year		Inception to Date(a)
	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price
Amplify CWP Enhanced Dividend Income ETF	33.81%	33.59%	16.31%	16.30%	14.62%	14.63%
Cboe S&P 500 BuyWrite Index	31.54%	31.54%	7.75%	7.75%	7.41%	7.41%
Dow Jones Industrial Average	35.16%	35.16%	12.56%	12.56%	12.78%	12.78%

(a)        Fund commenced operations on December 13, 2016.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that shares, when redeemed or sold in the market, may be worth more or less than their original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike a Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Amplify ETF Trust

Amplify Transformational Data Sharing ETF

Fund Performance

October 31, 2021 (Unaudited)

Growth of a $10,000 Investment

(at Net Asset Value)

	ANNUALIZED RETURNS
	One Year		Three Year		Inception to Date(a)
	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price
Amplify Transformational Data Sharing ETF	127.54%	127.14%	49.52%	49.58%	32.65%	32.68%
MSCI AC World Index Net	37.28%	37.28%	17.47%	17.47%	11.18%	11.18%
S&P 500 Index	42.91%	42.91%	21.48%	21.48%	16.38%	16.38%

(a)        Fund commenced operations on January 16, 2018.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that shares, when redeemed or sold in the market, may be worth more or less than their original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike a Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Amplify ETF Trust

Amplify Lithium & Battery Technology ETF

Fund Performance

October 31, 2021 (Unaudited)

Growth of a $10,000 Investment

(at Net Asset Value)

	ANNUALIZED RETURNS
	One Year		Three Year		Inception to Date(a)
	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price
Amplify Lithium & Battery Technology ETF	81.32%	81.13%	16.70%	16.76%	0.67%	0.75%
EQM Lithium & Battery Technology Index(b)	82.78%	82.78%	N/A	N/A	73.89%(c)	73.89%(c)
MSCI AC World Index Metals & Mining Net Index	36.22%	36.22%	17.67%	17.67%	10.27%	10.27%
S&P 500 Index	42.91%	42.91%	21.48%	21.48%	18.48%	18.48%

(a)        Fund commenced operations on June 4, 2018.

(b)        On October 14, 2020, the Fund ceased being an actively-managed fund and began following the EQM Lithium & Battery Technology Index. Therefore, the Fund’s performance and historical returns shown for the periods prior to October 14, 2020 are not necessarily indicative of the performance that the Fund, based on its current index and investment objective, would have generated. Performance data is not available for all the periods shown in the table for the Index because performance data does not exist for some of the entire periods.

(c)        This figure represents performance of the EQM Lithium & Battery Technology Index after the change in the index strategy utilized by the Fund beginning on October 14, 2020, and not since inception. The Net Asset Value return for the period beginning on October 14, 2020 was 72.75%.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that shares, when redeemed or sold in the market, may be worth more or less than their original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike a Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Amplify ETF Trust

Amplify BlackSwan Growth & Treasury Core ETF

Fund Performance

October 31, 2021 (Unaudited)

Growth of a $10,000 Investment

(at Net Asset Value)

	ANNUALIZED RETURNS
	One Year		Inception to Date(a)
	Net Asset Value	Market Price	Net Asset Value	Market Price
Amplify BlackSwan Growth & Treasury Core ETF	17.44%	17.64%	14.93%	14.92%
S-Network BlackSwan Core Total Return Index	18.20%	18.20%	15.96%	15.96%
S&P 500 Index	42.91%	42.91%	21.18%	21.18%

(a)        Fund commenced operations on November 5, 2018.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that shares, when redeemed or sold in the market, may be worth more or less than their original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike a Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Amplify ETF Trust

Amplify International Online Retail ETF

Fund Performance

October 31, 2021 (Unaudited)

Growth of a $10,000 Investment

(at Net Asset Value)

	ANNUALIZED RETURNS
	One Year		Inception to Date(a)
	Net Asset Value	Market Price	Net Asset Value	Market Price
Amplify International Online Retail ETF	4.68%	4.60%	22.35%	22.39%
EQM International Ecommerce Index	4.99%	4.99%	23.17%	23.17%
S&P 500 Index	42.91%	42.91%	24.59%	24.59%

(a)        Fund commenced operations on January 29, 2019.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that shares, when redeemed or sold in the market, may be worth more or less than their original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike a Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Amplify ETF Trust

Amplify Seymour Cannabis ETF

Fund Performance

October 31, 2021 (Unaudited)

Growth of a $10,000 Investment

(at Net Asset Value)

	ANNUALIZED RETURNS
	One Year		Inception to Date(a)
	Net Asset Value	Market Price	Net Asset Value	Market Price
Amplify Seymour Cannabis ETF	47.93%	46.81%	-13.89%	-13.92%
S&P 500 Index	42.91%	42.91%	23.06%	23.06%

(a)        Fund commenced operations on July 22, 2019.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that shares, when redeemed or sold in the market, may be worth more or less than their original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike a Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Amplify ETF Trust

Amplify Pure Junior Gold Miners ETF

Fund Performance

October 31, 2021 (Unaudited)

Growth of a $10,000 Investment

(at Net Asset Value)

	TOTAL RETURN FOR THE PERIOD ENDED OCTOBER 31, 2021
	Inception to Date(a)
	Net Asset Value	Market Price
Amplify Pure Junior Gold Miners ETF	-6.31%	-6.08%
EQM Pure Junior Gold Miners Index	-5.63%	-5.63%
S&P 500 Index	28.81%	28.81%

(a)        Fund commenced operations on Novemer 30, 2020.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that shares, when redeemed or sold in the market, may be worth more or less than their original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike a Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Amplify ETF Trust

Amplify BlackSwan ISWN ETF

Fund Performance

October 31, 2021 (Unaudited)

Growth of a $10,000 Investment

(at Net Asset Value)

	TOTAL RETURN FOR THE PERIOD ENDED OCTOBER 31, 2021
	Inception to Date(a)
	Net Asset Value	Market Price
Amplify BlackSwan ISWN ETF	2.23%	2.12%
S-Network BlackSwan International Index	2.57%	2.57%
MSCI EAFE Net Index	8.97%	8.97%

(a)        Fund commenced operations on January 25, 2021.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that shares, when redeemed or sold in the market, may be worth more or less than their original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike a Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Amplify ETF Trust

Amplify Cleaner Living ETF

Fund Performance

October 31, 2021 (Unaudited)

Growth of a $10,000 Investment

(at Net Asset Value)

	TOTAL RETURN FOR THE PERIOD ENDED OCTOBER 31, 2021
	Inception to Date(a)
	Net Asset Value	Market Price
Amplify Cleaner Living ETF	-3.54%	-3.25%
Tematica BITA Cleaner Living Index	-3.38%	-3.38%
S&P 500 Index	9.07%	9.07%

(a)        Fund commenced operations on June 23, 2021.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that shares, when redeemed or sold in the market, may be worth more or less than their original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike a Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Amplify ETF Trust

Amplify Thematic All-Stars ETF

Fund Performance

October 31, 2021 (Unaudited)

Growth of a $10,000 Investment

(at Net Asset Value)

	TOTAL RETURN FOR THE PERIOD ENDED OCTOBER 31, 2021
	Inception to Date(a)
	Net Asset Value	Market Price
Amplify Thematic All-Stars ETF	12.85%	13.16%
ETF All-Stars Thematic Composite Index	13.21%	13.21%
S&P 500 Index	6.92%	6.92%

(a)        Fund commenced operations on July 20, 2021.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that shares, when redeemed or sold in the market, may be worth more or less than their original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike a Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Amplify ETF Trust

Amplify Digital & Online Trading ETF

Fund Performance

October 31, 2021 (Unaudited)

Growth of a $10,000 Investment

(at Net Asset Value)

	TOTAL RETURN FOR THE PERIOD ENDED OCTOBER 31, 2021
	Inception to Date(a)
	Net Asset Value	Market Price
Amplify Digital & Online Trading ETF	5.97%	6.17%
BlueStar® Global E-Brokers and Digital Capital Markets Index	6.02%	6.02%
S&P 500 Index	5.89%	5.89%

(a)        Fund commenced operations on September 21, 2021.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that shares, when redeemed or sold in the market, may be worth more or less than their original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike a Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Amplify ETF Trust

Amplify High Income ETF

Schedule of Investments

October 31, 2021

Description	Shares	Value
INVESTMENT COMPANIES — 99.7%
Equity — 9.3%
Aberdeen Total Dynamic Dividend Fund	1,237,101	$12,432,865
BlackRock Enhanced Equity Dividend Trust	669,182	6,905,958
BlackRock Enhanced Global Dividend Trust(a)	287,642	3,500,603
John Hancock Tax-Advantaged Dividend Income Fund	172,217	4,224,483
Liberty All-Star Equity Fund(a)	1,723,776	14,531,432
		41,595,341
Fixed Income — 90.4%
AllianceBernstein Global High Income Fund, Inc.	1,043,268	12,978,254
BlackRock Corporate High Yield Fund, Inc.	705,748	8,588,953
BlackRock Credit Allocation Income Trust	869,615	13,244,236
BlackRock Debt Strategies Fund, Inc.	173,390	2,035,599
BlackRock Taxable Municipal Bond Trust	182,562	4,772,171
Blackstone Strategic Credit Fund	921,529	12,855,330
Calamos Global Dynamic Income Fund	297,623	3,092,303
DoubleLine Income Solutions Fund	737,425	13,022,925
DoubleLine Yield Opportunities Fund	665,199	12,931,469
Eaton Vance Floating-Rate Income Trust(a)	676,784	10,144,992
Eaton Vance Limited Duration Income Fund	1,001,721	13,222,717
Eaton Vance Senior Floating - Rate Trust(a)	808,551	12,047,410
First Trust High Income Long/Short Fund	759,159	12,184,502
First Trust High Yield Opportunities 2027 Term Fund	644,369	13,493,087
First Trust Intermediate Duration Preferred & Income Fund(a)	134,374	3,423,850
Flaherty & Crumrine Preferred and Income Securities Fund, Inc.	115,102	2,587,493
Description	Shares	Value
Highland Income Fund	970,242	$11,051,056
NexPoint Strategic Opportunities Fund	520,844	7,911,620
Nuveen AMT-Free Quality Municipal Income Fund	451,679	6,856,487
Nuveen Core Plus Impact Fund(a)	674,781	12,490,196
Nuveen Credit Strategies Income Fund	917,136	6,043,926
Nuveen Floating Rate Income Fund	1,302,338	13,335,941
Nuveen Municipal Credit Opportunities Fund	382,066	5,746,273
Nuveen Preferred & Income Opportunities Fund	516,669	5,156,357
Nuveen Preferred & Income Securities Fund	783,150	7,784,511
Nuveen Quality Municipal Income Fund	334,947	5,235,222
Oxford Lane Capital Corp.	2,080,916	16,647,328
PGIM Global High Yield Fund, Inc.	811,915	12,730,827
PGIM High Yield Bond Fund, Inc.(a)	790,650	13,037,818
PIMCO Corporate & Income Opportunity Fund	782,533	14,187,323
PIMCO Dynamic Credit and Mortgage Income Fund	663,575	14,266,863
PIMCO Dynamic Income Fund	516,683	13,841,938
PIMCO Dynamic Income Opportunities Fund	443,555	9,217,073
PIMCO High Income Fund	1,388,671	8,915,268
PIMCO Income Strategy Fund II	1,010,018	10,191,082
Templeton Global Income Fund	2,337,933	12,765,114
Virtus AllianzGI Convertible & Income Fund	2,162,960	13,605,018
Wells Fargo Income Opportunities Fund	1,476,453	13,214,254
Western Asset Emerging Markets Debt Fund, Inc.	815,698	11,142,435
Western Asset High Income Opportunity Fund, Inc.	1,883,211	9,830,361
		405,829,582
Total Investment Companies (Cost $432,854,808)		447,424,923

RIGHTS — 0.0%(b)
Liberty All-Star Equity Fund(a)(c)	1,671,456	61,510
Total Rights (Cost $0)		61,510

MONEY MARKET FUNDS — 0.1%
Invesco Government & Agency Portfolio - Institutional Class — 0.03%(d)	479,599	479,599
Total Money Market Funds (Cost $479,599)		479,599

The accompanying notes are an integral part of the financial statements.

Amplify ETF Trust

Amplify High Income ETF

Schedule of Investments

October 31, 2021 (Continued)

Description	Shares	Value
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING — 3.8%
First American Government Obligations Fund - Class X — 0.03%(d)	17,004,950	$17,004,950
Total Investments Purchased with Proceeds from Securities Lending (Cost $17,004,950)		17,004,950

Total Investments — 103.6%
(Cost $450,339,357)		$464,970,982

Percentages are based on Net Assets of $448,970,862.

(a)   All or a portion of this security is out on loan as of October 31, 2021. Total value of securities out on loan is $16,328,804 or 3.6% of net assets.

(b)  Less than 0.05%.

(c)   Illiquid security. At October 31, 2021, the value of these securities amounted to $61,510 or 0.0% of net assets.

(d)  Seven-day yield as of October 31, 2021.

The accompanying notes are an integral part of the financial statements.

Amplify ETF Trust

Amplify Online Retail ETF

Schedule of Investments

October 31, 2021

Description	Shares	Value
COMMON STOCKS — 99.7%
Marketplace — 37.2%
Alibaba Group Holding Ltd. - ADR(a)	35,159	$5,799,125
BigCommerce Holdings, Inc.(a)	370,291	17,111,147
ContextLogic, Inc. - Class A(a)(b)	1,761,419	8,983,237
Copart, Inc.(a)	138,924	21,573,508
Coupang, Inc.(a)	202,167	6,016,490
Dada Nexus Ltd. - ADR(a)	335,218	6,808,278
Delivery Hero SE (a)(c)	57,897	7,198,223
DoorDash, Inc. - Class A(a)	122,242	23,812,742
Etsy, Inc.(a)	105,726	26,504,451
Fiverr International Ltd. - ADR(a)	43,405	7,394,042
Groupon, Inc. (a)(b)	372,929	7,913,553
Jumia Technologies AG - ADR(a)(b)	283,483	4,952,448
Just Eat Takeaway.com NV(a)(c)	281,394	20,207,150
KE Holdings, Inc. - ADR(a)	147,296	2,683,733
Liquidity Services, Inc.(a)	634,218	14,003,533
Lyft, Inc. - Class A(a)	347,322	15,931,660
MercadoLibre, Inc.(a)	5,569	8,247,800
Ozon Holdings PLC - ADR(a)(b)	131,914	5,936,130
PayPal Holdings, Inc.(a)	70,017	16,285,254
Pinduoduo, Inc. - ADR(a)	62,240	5,534,381
Poshmark, Inc. - Class A(a)(b)	471,418	11,469,600
Rakuten Group, Inc.	617,800	6,775,609
Shopify, Inc. - Class A - ADR(a)	6,793	9,963,497
The RealReal, Inc.(a)	1,192,550	15,538,927
ThredUp, Inc. - Class A(a)(b)	949,052	20,537,485
Uber Technologies, Inc.(a)	363,654	15,935,318
Upwork, Inc.(a)	431,219	20,319,039
		333,436,360
Traditional Retail — 52.5%
1-800-Flowers.com, Inc. - Class A(a)	522,082	16,769,274
Amazon.com, Inc.(a)	5,350	18,042,500
AO World PLC(a)	2,056,845	4,118,194
ASKUL Corp.	444,000	6,022,584
ASOS PLC(a)	105,331	3,577,823
CarParts.com, Inc.(a)	1,133,004	17,255,651
Carvana Co.(a)	72,599	22,010,565
Description	Shares	Value
Casper Sleep, Inc.(a)(b)	1,811,371	$6,593,390
Chegg, Inc.(a)	222,939	13,251,494
Chewy, Inc. - Class A(a)(b)	254,528	19,293,222
Cimpress PLC - ADR(a)	70,659	6,311,262
eBay, Inc.	284,866	21,854,919
Farfetch Ltd. - Class A - ADR(a)	175,776	6,892,177
HelloFresh SE(a)	90,492	7,322,629
IAC/InterActiveCorp(a)	110,607	16,853,189
iQIYI, Inc. - ADR(a)(b)	573,581	4,749,251
JD.com, Inc. - ADR(a)	108,067	8,459,485
Lands’ End, Inc.(a)	769,151	20,213,288
MYT Netherlands Parent BV - ADR(a)(b)	261,998	6,916,747
Netflix, Inc.(a)	34,956	24,130,476
Ocado Group PLC(a)	262,997	6,489,443
Overstock.com, Inc.(a)	242,400	23,083,752
Peloton Interactive, Inc. - Class A(a)	178,549	16,326,521
PetMed Express, Inc.(b)	611,504	17,385,059
Purple Innovation, Inc.(a)	552,705	10,667,206
Qurate Retail, Inc. - Class A	1,306,382	13,638,628
Revolve Group, Inc.(a)	365,190	27,403,858
Shutterstock, Inc.	197,523	23,929,911
Spotify Technology SA - ADR(a)	32,940	9,532,836
Stitch Fix, Inc. - Class A(a)	400,470	13,856,262
THG PLC(a)	844,686	2,503,887
Vipshop Holdings Ltd. - ADR(a)	291,789	3,256,365
Vroom, Inc.(a)(b)	443,754	8,489,014
Wayfair, Inc. - Class A(a)(b)	57,486	14,319,763
Zalando SE(a)(c)	72,129	6,802,247
zooplus AG(a)	27,099	14,986,604
ZOZO, Inc.	228,000	7,291,599
		470,601,075
Travel — 10.0%
Airbnb, Inc. - Class A(a)	122,132	20,843,047
Booking Holdings, Inc.(a)	7,559	18,298,676
Expedia Group, Inc.(a)	100,377	16,502,983
MakeMyTrip Ltd. - ADR(a)	299,019	9,469,932
On the Beach Group PLC(a)(c)	1,413,910	5,775,997
Trip.com Group Ltd. - ADR(a)	196,347	5,607,670
TripAdvisor, Inc.(a)	408,923	13,482,191
		89,980,496
Total Common Stocks (Cost $863,942,199)		894,017,931

MONEY MARKET FUNDS — 0.3%
Invesco Government & Agency Portfolio - Institutional Class — 0.03%(d)	3,105,588	3,105,588
Total Money Market Funds (Cost $3,105,588)		3,105,588

The accompanying notes are an integral part of the financial statements.

Amplify ETF Trust

Amplify Online Retail ETF

Schedule of Investments

October 31, 2021 (Continued)

Description	Shares	Value
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING — 11.3%
First American Government Obligations Fund - Class X — 0.03%(d)	101,273,216	$101,273,216
Total Investments Purchased with Proceeds from Securities Lending (Cost $101,273,216)		101,273,216

Total Investments — 111.3%
(Cost $968,321,003)		$998,396,735

Percentages are based on Net Assets of $896,681,584.

ADR - American Depositary Receipt

(a)   Non-income producing security.

(b)  All or a portion of this security is out on loan as of October 31, 2021. Total value of securities out on loan is $98,390,297 or 11.0% of net assets.

(c)   Security exempt from registration under Rule 144(a) and Regulation S of the Securities Act of 1933. Such securities are treated as liquid securities, according to the Fund’s liquidity guidelines. At October 31, 2021 the value of these securities amounted to $39,983,617 or 4.5% of net assets.

(d)  Seven-day yield as of October 31, 2021.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition may not apply for purposes of this report, which may combine sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

The accompanying notes are an integral part of the financial statements.

Amplify ETF Trust

Amplify CWP Enhanced Dividend Income ETF

Schedule of Investments

October 31, 2021

Sector Weightings (Unaudited)(*)

18.6% Information Technology
15.6% Consumer Discretionary
14.6% Financials
11.2% Industrials
10.6% Health Care
8.2% Energy
7.1% Consumer Staples
3.3% Utilities
10.8% Exchange Traded Funds

(*) Percentages based on total investments.

Description	Shares	Value
COMMON STOCKS — 77.3%
Consumer Discretionary — 13.5%
McDonald’s Corp.	160,743	$39,470,444
NIKE, Inc. - Class B	147,811	24,727,302
The Home Depot, Inc.	106,341	39,531,203
		103,728,949
Consumer Staples — 6.1%
The Procter & Gamble Co.	157,792	22,562,678
Walmart, Inc.	164,028	24,509,064
		47,071,742
Energy — 7.1%
Chevron Corp.(a)	376,276	43,079,839
Marathon Petroleum Corp.	169,961	11,205,529
		54,285,368
Financials — 12.7%
Intercontinental Exchange, Inc.	185,550	25,691,253
JPMorgan Chase & Co.	201,888	34,298,752
The Goldman Sachs Group, Inc.	90,293	37,322,612
		97,312,617
Health Care — 9.1%
Johnson & Johnson	134,064	21,836,344
UnitedHealth Group, Inc.	105,018	48,357,639
		70,193,983
Industrials — 9.7%
3M Co.	82,600	14,758,968
CSX Corp.	671,220	24,278,027
Honeywell International, Inc.	161,192	35,239,795
		74,276,790
Information Technology — 16.2%
Apple, Inc.(a)	279,855	41,922,279
Microsoft Corp.	144,020	47,759,913
Visa, Inc. - Class A(a)	161,816	34,267,774
		123,949,966
Description	Shares	Value
Utilities — 2.9%
Duke Energy Corp.	214,936	$21,925,621
Total Common Stocks (Cost $524,037,380)		592,745,036

EXCHANGE TRADED FUNDS — 9.4%
SPDR Dow Jones Industrial Average ETF Trust	97,832	35,046,358
SPDR S&P 500 ETF Trust	80,540	36,987,995
Total Exchange Traded Funds (Cost $71,407,466)		72,034,353

Total Investments — 86.7%
(Cost $595,444,846)		$664,779,389

Percentages are based on Net Assets of $766,353,441.

(a)   All or portion of this security is held as collateral for the options written. At October 31, 2021, the value of these securities amounted to $119,269,892 or 15.6% of net assets.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bank Global Fund Services.

The accompanying notes are an integral part of the financial statements.

Amplify ETF Trust

Amplify CWP Enhanced Dividend Income ETF

Schedule of Options Written

October 31, 2021

	Contracts	Notional Amount	Value
Call Options Written(a) — 0.00%(b)
Apple, Inc., Expires 11/19/2021, Strike Price $165.00	2,500	$(37,450,000)	$(43,750)
Chevron Corp., Expires 11/19/2021, Strike Price $120.00	3,000	(34,347,000)	(112,500)
Visa, Inc., Expires 11/19/2021, Strike Price $225.00	200	(4,235,400)	(17,100)
Total Call Options Written
(Premiums Received $258,764)			$(173,350)

(a)        Exchange Traded.

(b)       Less than 0.05%.

The accompanying notes are an integral part of the financial statements.

Amplify ETF Trust

Amplify Transformational Data Sharing ETF

Schedule of Investments

October 31, 2021

Description	Shares	Value
COMMON STOCKS — 87.2%
Banks — 4.6%
Silvergate Capital Corp.(a)	442,385	$69,286,339

Diversified Financials — 22.7%
CME Group, Inc.	227,113	50,089,772
Coinbase Global, Inc. - Class A(a)	236,270	75,469,363
EQONEX Ltd.(a)(b)	1,885,859	12,918,134
Galaxy Digital Holdings Ltd.(a)(b)	2,849,814	77,094,193
Mogo, Inc.(a)(b)	4,385,716	24,077,581
Nocturne Acquisition Corp.(a)(e)	380,000	3,936,800
Power & Digital Infrastructure Acquisition Corp. - Class A(a)(e)	477,768	5,972,100
Robinhood Markets, Inc. - Class A(a)(b)	392,831	13,737,300
SBI Holdings, Inc./Japan	1,930,997	49,844,204
Vontobel Holding AG	122,234	11,307,580
WisdomTree Investments, Inc.	2,240,749	14,318,386
		338,765,413
Media & Entertainment — 3.4%
Tencent Holdings Ltd.	113,125	6,993,526
Twitter, Inc.(a)	273,283	14,631,572
Z Holdings Corp.	4,655,090	28,835,214
		50,460,312
Retailing — 3.4%
Overstock.com, Inc.(a)	470,386	44,794,859
Rakuten Group, Inc.	577,747	6,336,334
		51,131,193
Semiconductors & Semiconductor Equipment — 6.4%
Advanced Micro Devices, Inc.(a)	158,363	19,039,983
NVIDIA Corp.	252,204	64,480,997
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	111,798	12,711,433
		96,232,413
Description	Shares	Value
Software & Services — 44.4%
Accenture PLC - Class A	77,846	$27,930,366
Argo Blockchain PLC(a)	22,856,985	38,162,750
Bakkt Holdings, Inc.(a)(b)	852,609	36,252,935
BIGG Digital Assets, Inc.(a)(b)	6,317,198	8,013,899
Bitfarms Ltd./Canada(a)(b)	7,784,367	39,311,808
Cleanspark, Inc.(a)(b)	910,847	18,453,760
Digital Garage, Inc.	862,376	40,101,714
GMO internet, Inc.	1,556,967	42,825,984
Hive Blockchain Technologies Ltd.(a)(b)	15,442,272	54,527,092
Hut 8 Mining Corp.(a)(b)	5,366,622	72,069,536
International Business Machines Corp.	200,944	25,138,094
Marathon Digital Holdings, Inc.(a)(b)	595,300	31,098,472
Oracle Corp.	295,743	28,373,583
PayPal Holdings, Inc.(a)	234,178	54,467,461
Riot Blockchain, Inc.(a)(b)	1,425,652	38,806,247
Square, Inc. - Class A(a)	220,315	56,070,168
Stronghold Digital Mining, Inc. - Class A(a)	336,715	9,246,194
Voyager Digital Ltd.(a)(b)	2,846,322	43,375,592
		664,225,655
Technology Hardware & Equipment — 1.7%
Canaan, Inc. - ADR(a)(b)	2,437,609	20,890,309
Samsung Electronics Co. Ltd.	81,612	4,874,860
		25,765,169
Telecommunication Services — 0.6%
SoftBank Group Corp.	158,346	8,563,674
Total Common Stocks (Cost $1,107,702,164)		1,304,430,168
	Par Value
CONVERTIBLE BONDS — 1.8%
Core Scientific, Inc. 4.000% Cash and 6.000% PIK, 04/19/2025(c)(f)(g)	$26,678,603	26,678,603
Total Convertible Bonds (Cost $26,668,740)		26,678,603

	Shares
EXCHANGE TRADED FUNDS — 4.3%
3iQ CoinShares Bitcoin ETF(a)	2,050,874	21,431,633
Bitcoin ETF(a)	916,554	21,804,820
Purpose Bitcoin ETF(a)(b)	1,823,306	21,515,011
Total Exchange Traded Funds (Cost $49,153,041)		64,751,464
The accompanying notes are an integral part of the financial statements.

Amplify ETF Trust

Amplify Transformational Data Sharing ETF

Schedule of Investments

October 31, 2021 (Continued)

Description	Shares	Value
MONEY MARKET FUNDS — 6.1%
Invesco Government & Agency Portfolio - Institutional Class — 0.03%(d)	91,164,274	$91,164,274
Total Money Market Funds (Cost $91,164,274)		91,164,274

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING — 14.3%
First American Government Obligations Fund - Class X — 0.03%(d)	213,507,916	213,507,916
Total Investments Purchased with Proceeds from Securities Lending (Cost $213,507,916)		213,507,916

Total Investments — 113.7%
(Cost $1,488,196,135)		$1,700,532,425

Percentages are based on Net Assets of $1,495,050,269.

ADR - American Depositary Receipt

PIK - Payment In-Kind

(a)   Non-income producing security.

(b)  All or a portion of this security is out on loan as of October 31, 2021. Total value of securities out on loan is $229,855,550 or 15.4% of net assets.

(c)   Illiquid security. At October 31, 2021, the value of these securities amounted to $26,678,603 or 1.8% of net assets.

(d)  Seven-day yield as of October 31, 2021.

(e)   Special Purpose Acquisition Company.

(f)   Restricted. Acquired on September 24, 2021.

(g)  The Fund has fair valued this security. Value is determined using significant unobservable inputs.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or they may be defined by Fund management. This definition may not apply for purposes of this report, which may combine sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bank Global Fund Services.

The accompanying notes are an integral part of the financial statements.

Amplify ETF Trust

Amplify Lithium & Battery Technology ETF

Schedule of Investments

October 31, 2021

Description	Shares	Value
COMMON STOCKS — 99.6%
Consumer Discretionary — 26.4%
Arrival SA(a)(b)	30,196	$499,140
BYD Co. Ltd. - Class H	335,102	12,774,405
EVgo, Inc.(a)(b)	149,297	1,391,448
Fisker, Inc.(a)(b)	5,200	83,460
Li Auto, Inc. - ADR(b)	98,034	3,198,850
Lucid Group, Inc.(a)(b)	146,579	5,421,957
NIO, Inc. - ADR(b)	169,135	6,665,610
Panasonic Corp.	365,528	4,465,872
QuantumScape Corp.(a)(b)	24,313	703,618
Tesla, Inc.(b)	20,442	22,772,388
XPeng, Inc. - ADR(b)	79,759	3,719,162
Yadea Group Holdings Ltd.(c)	78,830	135,765
		61,831,675
Industrials — 19.9%
Akasol AG(a)(b)(c)	8,532	1,248,658
Blink Charging Co.(a)(b)	38,961	1,238,960
ChargePoint Holdings, Inc.(b)	84,745	2,099,981
Description	Shares	Value
Contemporary Amperex Technology Co. Ltd.	171,507	$17,131,671
Ecopro BM Co. Ltd.(b)	6,814	2,390,192
EnerSys	15,923	1,274,477
Eos Energy Enterprises, Inc.(a)(b)	82,117	866,334
Eve Energy Co. Ltd.	245,173	4,346,550
FREYR Battery SA(a)(b)	120,878	1,224,494
FuelCell Energy, Inc.(a)(b)	216,452	1,729,452
GS Yuasa Corp.	54,228	1,177,101
Hyliion Holdings Corp.(a)(b)	134,273	1,086,269
Nikola Corp.(a)(b)	143,028	1,687,730
Plug Power, Inc.(b)	103,259	3,951,722
PROTERRA, Inc.(b)	125,101	1,402,382
Romeo Power, Inc.(b)	186,336	808,698
The Lion Electric Co.(a)(b)	98,723	1,406,803
Varta AG(a)	10,521	1,617,586
		46,689,060
Information Technology — 10.7%
Dynapack International Technology Corp.	322,814	1,114,413
Iljin Materials Co. Ltd.	21,319	1,833,520
L&F Co. Ltd.	15,760	2,482,920
NAURA Technology Group Co. Ltd.	66,084	3,833,807
NEC Corp.	52,612	2,686,570
Samsung SDI Co. Ltd.	9,077	5,701,526
Simplo Technology Co. Ltd.	105,639	1,135,842
SolarEdge Technologies, Inc.(b)	8,859	3,142,110
Wuxi Lead Intelligent Equipment Co. Ltd.	237,192	3,011,185
		24,941,893
Materials — 42.1%
African Rainbow Minerals Ltd.	75,168	1,001,567
Albemarle Corp.	17,578	4,402,762
AMG Advanced Metallurgical Group NV	38,288	1,130,427
Aneka Tambang Tbk	8,415,027	1,389,883
BHP Group Ltd. - ADR(a)	209,146	11,469,567
China Molybdenum Co. Ltd. - Class H	4,319,132	2,681,243
Eramet SA(b)	16,649	1,391,506
First Quantum Minerals Ltd.	123,960	2,934,735
Ganfeng Lithium Co. Ltd. - Class H(c)	229,948	4,311,987
Glencore PLC	1,633,518	8,165,354
IGO Ltd.	236,694	1,716,425
ioneer Ltd.(b)	3,637,048	1,874,132
Jinchuan Group International Resources Co. Ltd.	9,467,554	1,521,039
Johnson Matthey PLC	47,806	1,788,063
Largo Resources Ltd.(b)	78,392	978,000
LG Chem Ltd.	8,831	6,317,843

The accompanying notes are an integral part of the financial statements.

Amplify ETF Trust

Amplify Lithium & Battery Technology ETF

Schedule of Investments

October 31, 2021 (Continued)

Description	Shares	Value
Lithium Americas Corp.(b)	91,309	$2,648,669
Livent Corp.(b)	70,028	1,976,190
Lundin Mining Corp.	202,537	1,762,543
Mineral Resources Ltd.	45,275	1,314,298
MMC Norilsk Nickel PJSC - ADR	199,095	6,229,683
Orocobre Ltd.(b)	389,494	2,607,663
Piedmont Lithium, Inc.(b)	20,828	1,298,417
Pilbara Minerals Ltd.(b)	1,030,750	1,705,834
Showa Denko KK	58,116	1,458,828
Sociedad Quimica y Minera de Chile SA - ADR	51,548	2,829,470
South32 Ltd.	989,484	2,657,282
Standard Lithium Ltd.(b)	168,018	1,907,444
Sumitomo Metal Mining Co. Ltd.	59,785	2,320,062
Umicore SA	43,409	2,487,970
Vale Indonesia Tbk PT	3,849,881	1,317,941
Vulcan Energy Resources Ltd.(b)	142,642	1,342,349
Western Areas Ltd.(b)	618,346	1,469,871
Yunnan Energy New Material Co. Ltd.	118,211	5,389,164
Zhejiang Huayou Cobalt Co. Ltd.	161,379	2,800,484
		98,598,695
Utilities — 0.5%
Fastned BV(a)(b)	19,024	1,139,175
Total Common Stocks (Cost $206,193,000)		233,200,498

MONEY MARKET FUNDS — 0.1%
Invesco Government & Agency Portfolio - Institutional Class — 0.03%(d)	316,257	316,257
Total Money Market Funds (Cost $316,257)		316,257

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING — 11.9%
First American Government Obligations Fund - Class X — 0.03%(d)	27,769,985	27,769,985
Total Investments Purchased with Proceeds from Securities Lending (Cost $27,769,985)		27,769,985

Total Investments — 111.6%
(Cost $234,279,242)		$261,286,740

Percentages are based on Net Assets of $234,137,185.

ADR - American Depositary Receipt

(a)   All or a portion of this security is out on loan as of October 31, 2021. Total value of securities out on loan is $27,183,380 or 11.6% of net assets.

(b)  Non-income producing security.

(c)   Security exempt from registration under Rule 144(a) and Regulation S of the Securities Act of 1933. Such securities are treated as liquid securities, according to the Fund’s liquidity guidelines. At October 31, 2021 the value of these securities amounted to $5,696,410 or 2.4% of net assets.

(d)  Seven-day yield as of October 31, 2021.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition may not apply for purposes of this report, which may combine sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bank Global Fund Services.

The accompanying notes are an integral part of the financial statements.

Amplify ETF Trust

Amplify BlackSwan Growth & Treasury Core ETF

Schedule of Investments

October 31, 2021

Description	Par Value	Value
U.S. GOVERNMENT NOTES/BONDS — 81.9%
0.125%, 04/30/2023	$42,246,000	$42,108,205
0.375%, 04/15/2024	136,686,000	135,775,649
0.750%, 04/30/2026	137,361,000	135,069,861
1.250%, 04/30/2028	137,241,000	135,903,437
1.125%, 02/15/2031	142,645,000	137,697,002
1.875%, 02/15/2051	162,794,000	159,970,542
Total U.S. Government Notes/Bonds (Cost $743,870,643)		746,524,696
	Contracts	Notional Amount
PURCHASED CALL OPTIONS(a) — 17.5%
SPDR S&P 500 ETF Trust, Expires 12/17/2021, Strike Price $324.00	7,124	$327,169,700	96,697,614
SPDR S&P 500 ETF Trust, Expires 6/17/2022, Strike Price $375.00	6,887	316,285,475	62,991,946
Total Purchased Call Options (Cost $89,816,615)			159,689,560
	Shares
MONEY MARKET FUNDS — 0.4%
Invesco Government & Agency Portfolio - Institutional Class — 0.03%(b)	3,677,816	3,677,816
Total Money Market Funds (Cost $3,677,816)		3,677,816
Total Investments — 99.8% (Cost $837,365,074)		$909,892,072

Percentages are based on Net Assets of $911,466,600.

(a)   Exchange Traded.

(b)  Seven-day yield as of October 31, 2021.

The accompanying notes are an integral part of the financial statements.

Amplify ETF Trust

Amplify International Online Retail ETF

Schedule of Investments

October 31, 2021

Description	Shares	Value
COMMON STOCKS — 99.9%
Marketplace — 43.0%
Alibaba Group Holding Ltd. - ADR(a)	897	$147,951
Americanas SA(a)	28,500	150,160
Baozun, Inc. - ADR(a)	7,492	129,612
Coupang, Inc.(a)	5,932	176,536
Dada Nexus Ltd. - ADR(a)	7,049	143,165
Deliveroo PLC(a)(b)	44,898	166,353
Delivery Hero SE(a)(b)	1,301	161,925
Demae-Can Co. Ltd.(a)	10,900	130,007
DiDi Global, Inc. - ADR(a)(c)	17,749	143,234
DingDong Cayman Ltd. - ADR(a)(c)	6,011	168,488
Fiverr International Ltd.(a)	938	159,788
Global-e Online Ltd. - ADR(a)(c)	2,714	157,032
Jumia Technologies AG - ADR(a)(c)	8,950	156,356
Just Eat Takeaway.com NV(a)(b)	2,302	165,487
KE Holdings, Inc. - ADR(a)	7,473	136,158
Kogan.com Ltd.	23,430	174,927
Koreacenter Co. Ltd.(a)	29,071	174,394
Meituan - Class B(a)(b)	4,400	152,492
MercadoLibre, Inc.(a)	110	162,912
Mercari, Inc.(a)	2,700	145,626
Description	Shares	Value
Missfresh Ltd. - ADR(a)	36,250	$143,187
Ozon Holdings PLC - ADR(a)	3,385	152,325
Pinduoduo, Inc. - ADR(a)	1,507	134,002
Prosus NV	2,034	179,386
Rakuten Group, Inc.	17,200	188,555
Sea Ltd. - ADR(a)	515	176,939
Shopify, Inc. - Class A - ADR(a)	121	177,474
Tencent Holdings Ltd.	2,400	148,399
Uxin Ltd. - ADR(a)	52,918	127,003
Yixin Group Ltd.(a)(b)	750,500	140,857
		4,670,730
Traditional Retail — 48.7%
About You Holding SE(a)	3,261	75,476
AO World PLC(a)	37,174	74,549
ASKUL Corp.	11,300	153,210
ASOS PLC(a)	4,490	152,758
BHG Group AB(a)	12,009	138,218
boohoo Group PLC(a)	66,481	165,626
Boozt AB(a)(b)	9,940	167,470
China Literature Ltd.(a)(b)	19,600	136,436
Cimpress PLC(a)	1,973	176,228
Cogobuy Group(a)(b)	172,000	63,458
Danawa Co. Ltd.(a)	3,356	80,414
D-MARKET Elektronik Hizmetler ve Ticaret AS - ADR(a)	29,761	135,413
Dustin Group AB(b)	8,191	100,236
Farfetch Ltd. - Class A(a)	4,447	174,367
HelloFresh SE(a)	1,763	142,816
Home24 SE(a)	5,462	71,363
iQIYI, Inc. - ADR(a)	16,496	136,587
Istyle, Inc.(a)	19,800	68,590
JD.com, Inc. - ADR(a)	1,845	144,427
Kitanotatsujin Corp.	19,900	72,253
LightInTheBox Holding Co. Ltd. - ADR(a)(c)	36,957	55,435
MonotaRO Co. Ltd.	7,400	167,437
MYT Netherlands Parent BV - ADR(a)	6,236	164,630
Newegg Commerce, Inc.(a)(c)	10,638	125,528
Ocado Group PLC(a)	7,838	193,713
Oisix ra daichi, Inc.(a)	4,100	171,155
Onion Global Ltd. - ADR(a)	5,167	28,935
PChome Online, Inc.	40,000	208,569
Redbubble Ltd.(a)	50,449	157,253
Shop Apotheke Europe NV(a)(b)	1,085	164,485
So-Young International, Inc. - ADR(a)	12,743	50,335
SRP Groupe SA(a)(b)	26,294	64,204
Syuppin Co. Ltd.	7,200	79,372
Temple & Webster Group Ltd.(a)	18,499	176,045

The accompanying notes are an integral part of the financial statements.

Amplify ETF Trust

Amplify International Online Retail ETF

Schedule of Investments

October 31, 2021 (Continued)

Description	Shares	Value
THG PLC(a)	27,658	$82,118
Vipshop Holdings Ltd. - ADR(a)	12,832	143,205
YES24 Co. Ltd.	20,306	169,948
Zalando SE(a)(b)	1,951	184,190
Zero to Seven, Inc.(a)	19,665	176,700
zooplus AG(a)	290	160,552
ZOZO, Inc.	4,500	143,850
		5,297,554
Travel — 8.2%
Airtrip Corp.	4,500	152,138
Despegar.com Corp.(a)	6,010	66,831
MakeMyTrip Ltd.(a)	5,342	169,181
On the Beach Group PLC(a)(b)	14,478	59,239
Open Door, Inc.(a)	3,200	70,637
Trip.com Group Ltd. - ADR(a)	4,557	130,148
Trivago NV - ADR(a)(c)	28,873	76,225
Webjet Ltd.(a)	36,081	171,275
		895,674
Total Common Stocks (Cost $13,209,877)		10,863,958

MONEY MARKET FUNDS — 0.1%
Invesco Government & Agency Portfolio - Institutional Class — 0.03%(d)	9,667	9,667
Total Money Market Funds (Cost $9,667)		9,667

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING — 8.8%
First American Government Obligations Fund - Class X — 0.03%(d)	959,654	959,654
Total Investments Purchased with Proceeds from Securities Lending (Cost $959,654)		959,654

Total Investments — 108.8%
(Cost $14,179,198)		$11,833,279

Percentages are based on Net Assets of $10,871,844.

ADR - American Depositary Receipt

(a)   Non-income producing security.

(b)  Security exempt from registration under Rule 144(a) and Regulation S of the Securities Act of 1933. Such securities are treated as liquid securities, according to the Fund’s liquidity guidelines. At October 31, 2021 the value of these securities amounted to $1,726,832 or 15.9% of net assets.

(c)   All or a portion of this security is out on loan as of October 31, 2021. Total value of securities out on loan is $907,102 or 8.3% of net assets.

(d)  Seven-day yield as of October 31, 2021.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition may not apply for purposes of this report, which may combine sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

The accompanying notes are an integral part of the financial statements.

Amplify ETF Trust

Amplify Seymour Cannabis ETF

Schedule of Investments

October 31, 2021

Description	Shares	Value
COMMON STOCKS — 68.3%
Consumer Discretionary — 4.3%
Greenlane Holdings, Inc. - Class A(a)	929,306	$1,589,113
GrowGeneration Corp.(a)	134,826	2,842,132
		4,431,245
Consumer Staples — 5.8%
Neptune Wellness Solutions, Inc. - ADR(a)	1,623,160	826,838
Village Farms International, Inc. - ADR(a)	685,041	5,185,760
		6,012,598
Financials — 16.7%
AFC Gamma, Inc.(b)(c)	252,255	5,917,902
RIV Capital, Inc.(a)(d)	2,707,210	3,499,948
WM Technology, Inc.(a)	644,667	7,890,724
		17,308,574
Health Care — 32.9%
Aleafia Health, Inc.(a)	74,732	15,096
Arena Pharmaceuticals, Inc.(a)(b)	4,791	274,956
Auxly Cannabis Group, Inc.(a)	2,895,389	502,997
Canopy Growth Corp. - ADR(a)	467,875	5,909,261
Cara Therapeutics, Inc.(a)	192,351	3,237,267
cbdMD, Inc.(a)	507,635	898,514
Charlotte’s Web Holdings, Inc.(a)	1,161,176	1,895,261
Clever Leaves Holdings, Inc. - ADR(a)(b)	225,896	1,508,985
Cronos Group, Inc. - ADR(a)	487,478	2,530,011
IM Cannabis Corp.(a)	89,250	243,750
Jazz Pharmaceuticals Plc - ADR(a)(b)	21,348	2,840,181
MediPharm Labs Corp.(a)	3,247,526	656,013
Organigram Holdings, Inc. - ADR(a)	626,553	1,384,682
PerkinElmer, Inc.	81	14,328
The Valens Co., Inc.(a)	1,810,942	2,721,681
Tilray, Inc.(a)	809,890	8,341,867
Zynerba Pharmaceuticals, Inc.(a)	255,474	978,466
		33,953,316
Industrials — 3.8%
Akerna Corp.(a)	245,766	656,195
Hydrofarm Holdings Group, Inc.(a)(b)	100,677	3,319,321
		3,975,516
Description	Shares	Value
Real Estate — 4.8%
Innovative Industrial Properties, Inc.(b)(c)	18,652	$4,907,155
Total Common Stocks (Cost $113,901,907)		70,588,404

MONEY MARKET FUNDS — 14.6%
Dreyfus Government Cash Management — 0.030%(a)(e)	15,100,000	15,100,000
Total Money Market Funds (Cost $15,100,000)		15,100,000

Total Investments — 82.9% (Cost $129,001,907)		$85,688,404

Percentages are based on Net Assets of $103,360,817.

ADR - American Depositary Receipt

(a)   Non-income producing security.

(b)  All or a portion of this security is out on loan as of October 31, 2021. Total value of securities out on loan is $3,255,082 or 3.1% of net assets. As of October 31, 2021, total cash collateral has a value of $3,380,082.

(c)   Real Estate Investment Trust.

(d)  Illiquid security. At October 31, 2021, the value of this security amounted to $3,499,948 or 3.4% of net assets.

(e)   Seven-day yield as of October 31, 2021.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition may not apply for purposes of this report, which may combine sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bank Global Fund Services.

The accompanying notes are an integral part of the financial statements.

Amplify ETF Trust

Amplify Seymour Cannabis ETF

Schedule of Total Return Swaps

October 31, 2021

Reference Entity(a)	Counterparty	Long/Short	Expiration Date	Financing Rate(b)	Payment Frequency	Notional Amount	Value/Unrealized Appreciation (Depreciation)
Ayr Wellness, Inc.	Cowen Financial Products, LLC	Long	05/03/2022	1.57%	Monthly	$3,737,758	$(124,388)
Columbia Care, Inc.	Cowen Financial Products, LLC	Long	05/03/2022	1.57%	Monthly	1,018,632	(153,459)
Cresco Labs, Inc.	Cowen Financial Products, LLC	Long	05/03/2022	1.57%	Monthly	5,686,902	(184,798)
Curaleaf Holdings, Inc.	Cowen Financial Products, LLC	Long	05/03/2022	1.57%	Monthly	6,514,755	(551,912)
Green Thumb Industries, Inc.	Cowen Financial Products, LLC	Long	05/03/2022	1.57%	Monthly	6,418,685	(1,022,584)
Trulieve Cannabis Corp.	Cowen Financial Products, LLC	Long	05/03/2022	1.57%	Monthly	5,361,210	(225,569)
Verano Holdings Corp.	Cowen Financial Products, LLC	Long	05/03/2022	1.57%	Monthly	2,300,625	78,496
							$(2,184,214)

(a)   The Adviser has deemed a portion of these securities illiquid as of October 31, 2021. The notional value of the illiquid portion of these securities amounted to $6,207,713.

(b)  Floating rate based on the overnight bank rate and spread of 150 basis points and is reset monthly.

The accompanying notes are an integral part of the financial statements.

Amplify ETF Trust

Amplify Pure Junior Gold Miners ETF

Schedule of Investments

October 31, 2021

Description	Shares	Value
COMMON STOCKS — 99.8%
Materials — 99.8%
Alamos Gold, Inc.	6,013	$44,532
Alkane Resources Ltd.(a)	64,760	43,534
Archi Indonesia Tbk PT(a)	607,950	26,176
Argonaut Gold, Inc.(a)	20,309	51,446
B2Gold Corp.	13,159	54,248
Caledonia Mining Corp. PLC	2,108	26,118
Calibre Mining Corp.(a)	20,172	24,085
Centamin PLC	37,898	48,707
Centerra Gold, Inc.	6,057	45,346
Coeur Mining, Inc.(a)	8,666	54,856
Dacian Gold Ltd.(a)	282,777	48,851
DRDGOLD Ltd. - ADR	5,198	46,886
Dundee Precious Metals, Inc.	6,694	43,959
Eldorado Gold Corp.(a)	5,249	46,877
Equinox Gold Corp.(a)	6,048	44,791
Evolution Mining Ltd.	18,620	50,767
Gold Road Resources Ltd.	44,797	46,601
Golden Star Resources Ltd.(a)	17,296	54,482
Gran Colombia Gold Corp.	10,769	44,047
Great Bear Resources Ltd.(a)	2,786	38,996
Great Panther Mining Ltd.(a)	97,506	43,127
Greatland Gold PLC(a)	130,629	31,067
i-80 Gold Corp.(a)	14,100	34,012
IAMGOLD Corp.(a)	17,954	49,391
Jaguar Mining, Inc.	7,471	25,917
K92 Mining, Inc.(a)	8,887	51,764
Karora Resources, Inc.(a)	9,745	34,749
Koza Altin Isletmeleri AS(a)	5,678	63,363
Lundin Gold, Inc.(a)	5,523	50,483
McEwen Mining, Inc.(a)	41,628	45,791
Novagold Resources, Inc.(a)	4,272	31,156
OceanaGold Corp.(a)	25,205	46,972
Description	Shares	Value
Osisko Gold Royalties Ltd.	3,811	$48,054
Osisko Mining, Inc.(a)	17,195	37,038
Pan African Resources PLC	209,515	49,742
Perseus Mining Ltd.(a)	40,759	48,370
Petropavlovsk PLC(a)	151,818	49,612
Pretium Resources, Inc.(a)	4,261	51,460
Ramelius Resources Ltd.	40,170	47,973
Red 5 Ltd.(a)	87,242	17,037
Regis Resources Ltd.	28,893	43,403
Resolute Mining Ltd.(a)	138,544	43,705
Royal Gold, Inc.	625	61,887
Sabina Gold & Silver Corp.(a)	18,973	21,582
Seabridge Gold, Inc.(a)	2,246	41,416
Silver Lake Resources Ltd.(a)	39,762	50,622
SSR Mining, Inc.	3,159	49,747
St Barbara Ltd.	41,298	45,443
Torex Gold Resources, Inc.(a)	4,142	48,085
Wesdome Gold Mines Ltd.(a)	5,675	50,956
West African Resources Ltd.(a)	47,798	46,671
Westgold Resources Ltd.	32,338	47,364
Yamana Gold, Inc.	11,305	44,324
		2,337,588
Total Common Stocks (Cost $2,619,623)		2,337,588

MONEY MARKET FUNDS — 0.2%
Invesco Government & Agency Portfolio - Institutional Class — 0.03%(b)	5,135	5,135
Total Money Market Funds (Cost $5,135)		5,135

Total Investments — 100.0%
(Cost $2,624,758)		$2,342,723

Percentages are based on Net Assets of $2,342,344.

ADR - American Depositary Receipt

(a)   Non-income producing security.

(b)  Seven-day yield as of October 31, 2021.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or they may be defined by Fund management. This definition may not apply for purposes of this report, which may combine sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bank Global Fund Services.

The accompanying notes are an integral part of the financial statements.

Amplify ETF Trust

Amplify BlackSwan ISWN ETF

Schedule of Investments

October 31, 2021

Description	Par Value	Value
U.S. GOVERNMENT NOTES/BONDS — 86.9%
0.125%, 04/30/2023	$2,112,000	$2,105,111
0.375%, 04/15/2024	6,880,000	6,834,178
0.750%, 04/30/2026	6,902,000	6,786,877
1.250%, 04/30/2028	6,889,000	6,821,859
1.125%, 02/15/2031	7,215,000	6,964,730
1.875%, 02/15/2051	8,306,000	8,161,943
Total U.S. Government Notes/Bonds (Cost $37,532,145)		37,674,698
	Contracts	Notional Amount
PURCHASED CALL OPTIONS(a) — 12.7%
iShares MSCI EAFE ETF, Expires 12/17/2021, Strike Price $63.00	1,917	$15,429,933	3,393,090
iShares MSCI EAFE ETF, Expires 6/17/2022, Strike Price $72.00	2,088	16,806,312	2,114,100
Total Purchased Call Options (Cost $5,112,671)			5,507,190
	Shares
MONEY MARKET FUNDS — 0.2%
Invesco Government & Agency Portfolio - Institutional Class — 0.03%(b)	98,010	98,010
Total Money Market Funds (Cost $98,010)		98,010

Total Investments — 99.8%
(Cost $42,742,826)		$43,279,898

Percentages are based on Net Assets of $43,353,422.

(a)   Exchange Traded.

(b)  Seven-day yield as of October 31, 2021.
The accompanying notes are an integral part of the financial statements.

Amplify ETF Trust

Amplify Cleaner Living ETF

Schedule of Investments

October 31, 2021

Description	Shares	Value
COMMON STOCKS — 100.0%
Cleaner Building & Infrastructure — 20.7%
Array Technologies, Inc.(a)	1,030	$21,991
Ballard Power Systems, Inc.(a)	914	16,565
Beam Global(a)	478	15,057
Blink Charging Co.(a)	422	13,420
Bloom Energy Corp. - Class A(a)	650	20,319
Daqo New Energy Corp. - ADR(a)	242	18,825
Enphase Energy, Inc.(a)	112	25,943
FuelCell Energy, Inc.(a)	1,572	12,560
Hannon Armstrong Sustainable Infrastructure Capital, Inc.(b)	308	18,603
JinkoSolar Holding Co. Ltd. - ADR(a)	360	21,535
Schnitzer Steel Industries, Inc.	298	16,032
SolarEdge Technologies, Inc.(a)	68	24,118
TPI Composites, Inc.(a)	376	12,645
Trex Co., Inc.(a)	166	17,662
		255,275
Cleaner Energy — 24.3%
Azure Power Global Ltd.(a)	768	18,271
Boralex, Inc.	526	16,278
Brookfield Renewable Corp. - Class A	392	16,236
Brookfield Renewable Partners LP(a)	416	16,676
Canadian Solar, Inc.(a)	412	17,118
Clean Energy Fuels Corp.(a)	1,540	14,199
First Solar, Inc.(a)	208	24,875
Gevo, Inc.(a)	1,990	14,388
Innergex Renewable Energy, Inc.	942	15,680
NextEra Energy Partners LP	224	19,331
Ormat Technologies, Inc.	234	16,925
ReneSola Ltd. - ADR(a)	1,762	15,664
Renewable Energy Group, Inc.(a)	248	15,872
Sunnova Energy International, Inc.(a)	522	23,260
SunPower Corp.(a)	644	21,677
Sunrun, Inc.(a)	370	21,342
VivoPower International PLC(a)	2,218	10,957
		298,749
Description	Shares	Value
Cleaner Food & Dining — 28.1%
BellRing Brands, Inc. - Class A(a)	564	$15,127
Beyond Meat, Inc.(a)	108	10,690
Calavo Growers, Inc.	234	9,407
Calyxt, Inc.(a)	3,446	11,337
Chipotle Mexican Grill, Inc.(a)	12	21,348
Else Nutrition Holdings, Inc.(a)	7,556	10,562
Fresh Del Monte Produce, Inc.	460	15,405
Freshpet, Inc.(a)	94	14,656
Kura Sushi USA, Inc. - Class A(a)	426	18,139
Laird Superfood, Inc.(a)	502	8,765
Landec Corp.(a)	1,330	12,928
Mission Produce, Inc.(a)	706	13,407
National Beverage Corp.	326	18,386
Natural Grocers by Vitamin Cottage, Inc.	1,424	17,344
Oatly Group AB - ADR(a)	558	7,193
Pilgrim’s Pride Corp.(a)	694	19,543
Primo Water Corp.	906	14,422
Sanderson Farms, Inc.	96	18,187
Sprouts Farmers Market, Inc.(a)	552	12,221
SunOpta, Inc.(a)	1,212	9,402
Tattooed Chef, Inc.(a)	722	12,974
The Alkaline Water Co., Inc.(a)	11,072	18,823
The Hain Celestial Group, Inc.(a)	384	17,230
The Simply Good Foods Co.(a)	456	18,080
		345,576
Cleaner Health & Beauty — 11.0%
Herbalife Nutrition Ltd.(a)	308	14,291
Lululemon Athletica, Inc.(a)	48	22,369
Medifast, Inc.	58	11,384
Nautilus, Inc.(a)	980	10,025
Peloton Interactive, Inc. - Class A(a)	148	13,533
Planet Fitness, Inc. - Class A(a)	222	17,660
The Honest Co., Inc.(a)	904	8,272
Tivity Health, Inc.(a)	606	15,162
USANA Health Sciences, Inc.(a)	158	15,335
WW International, Inc.(a)	430	7,465
		135,496
Cleaner Transportation — 15.9%
Arcimoto, Inc.(a)	1,178	13,759
AYRO, Inc.(a)	3,052	9,003
ElectraMeccanica Vehicles Corp.(a)	3,706	13,156
GreenPower Motor Co., Inc.(a)	962	13,689
Kandi Technologies Group, Inc.(a)	2,616	11,458
Li Auto, Inc. - ADR(a)	592	19,317
Nikola Corp.(a)	948	11,186
NIO, Inc. - ADR(a)	364	14,345

The accompanying notes are an integral part of the financial statements.

Amplify ETF Trust

Amplify Cleaner Living ETF

Schedule of Investments

October 31, 2021 (Continued)

Description	Shares	Value
Niu Technologies - ADR(a)	486	$12,724
Plug Power, Inc.(a)	522	19,977
Tesla, Inc.(a)	28	31,192
Workhorse Group, Inc.(a)	1,072	7,215
XPeng, Inc. - ADR(a)	400	18,652
		195,673
Total Common Stocks (Cost $1,274,235)		1,230,769

MONEY MARKET FUNDS — 0.0%(c)
Invesco Government & Agency Portfolio - Institutional Class — 0.03%(d)	592	592
Total Money Market Funds (Cost $592)		592

Total Investments — 100.0%
(Cost $1,274,827)		$1,231,361

Percentages are based on Net Assets of $1,230,870.

ADR - American Depositary Receipt

(a)   Non-income producing security.

(b)  Real Estate Investment Trust.

(c)   Less than 0.05%.

(d)  Seven-day yield as of October 31, 2021.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition may not apply for purposes of this report, which may combine sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

The accompanying notes are an integral part of the financial statements.

Amplify ETF Trust

Amplify Thematic All-Stars ETF

Schedule of Investments

October 31, 2021

Description	Shares	Value
COMMON STOCKS — 99.4%
Communication Services — 9.0%
Activision Blizzard, Inc.	300	$23,457
Alphabet, Inc. - Class A(a)	88	260,561
Baidu, Inc. - Class A(a)	2,220	46,232
Iridium Communications, Inc.(a)	593	24,046
Meta Platforms, Inc. - Class A(a)	249	80,569
NetEase, Inc.	1,305	25,784
Netflix, Inc.(a)	92	63,509
Roku, Inc.(a)	205	62,505
Sea Ltd. - ADR(a)	262	90,015
Snap, Inc. - Class A(a)	700	36,806
Spotify Technology SA(a)	369	106,789
Tencent Holdings Ltd.	920	56,886
Twitter, Inc.(a)	1,460	78,168
Zillow Group, Inc. - Class C(a)	599	62,074
		1,017,401
Consumer Discretionary — 12.6%
2U, Inc.(a)	727	21,476
Alibaba Group Holding Ltd.(a)	3,315	69,462
Amazon.com, Inc.(a)	68	229,325
Aptiv PLC(a)	164	28,354
BYD Co Ltd. - Class H	810	30,884
DraftKings, Inc. - Class A(a)	620	28,886
Etsy, Inc.(a)	169	42,367
JD.com, Inc. - Class A(a)	680	27,133
MercadoLibre, Inc.(a)	21	31,101
NIO, Inc. - ADR(a)	2,537	99,983
Peloton Interactive, Inc. - Class A(a)	211	19,294
Tesla, Inc.(a)	667	743,038
XPeng, Inc. - Class A(a)	2,182	50,994
		1,422,297
Description	Shares	Value
Financials — 1.6%
Coinbase Global, Inc. - Class A(a)	469	$149,808
Upstart Holdings, Inc.(a)	85	27,373
		177,181
Health Care — 4.5%
Agilent Technologies, Inc.	132	20,789
CRISPR Therapeutics AG(a)	349	31,874
Danaher Corp.	147	45,830
Dexcom, Inc.(a)	50	31,161
Exact Sciences Corp.(a)	261	24,852
Fate Therapeutics, Inc.(a)	418	22,488
Illumina, Inc.(a)	58	24,073
Intellia Therapeutics, Inc.(a)	269	35,772
Intuitive Surgical, Inc.(a)	184	66,448
Invitae Corp.(a)	1,033	27,375
Regeneron Pharmaceuticals, Inc.(a)	39	24,958
Teladoc Health, Inc.(a)	897	134,182
Veracyte, Inc.(a)	397	19,008
		508,810
Industrials — 8.7%
ABB Ltd.	1,904	63,116
AeroVironment, Inc.(a)	260	23,169
Array Technologies, Inc.(a)	1,849	39,476
Ballard Power Systems, Inc.(a)	3,746	67,785
Bloom Energy Corp. - Class A(a)	1,379	43,108
Booz Allen Hamilton Holding Corp.	289	25,103
ChargePoint Holdings, Inc.(a)	984	24,383
Evoqua Water Technologies Corp.(a)	551	23,048
FANUC Corp.	120	23,479
Lockheed Martin Corp.	60	19,939
Pentair PLC	437	32,325
Plug Power, Inc.(a)	4,546	173,975
Roper Technologies, Inc.	53	25,857
Science Applications International Corp.	227	20,380
Shoals Technologies Group, Inc. - Class A(a)	1,645	50,979
Sunrun, Inc.(a)	2,769	159,716
Tetra Tech, Inc.	137	24,065
TPI Composites, Inc.(a)	601	20,212
Vestas Wind Systems A/S	1,709	73,987
Xylem, Inc./NY	368	48,057
		982,159
Information Technology — 57.2%
3D Systems Corp.(a)	715	20,134
Accenture PLC - Class A	124	44,490
Adobe, Inc.(a)	58	37,721
Advanced Micro Devices, Inc.(a)	1,076	129,367

The accompanying notes are an integral part of the financial statements.

Amplify ETF Trust

Amplify Thematic All-Stars ETF

Schedule of Investments

October 31, 2021 (Continued)

Description	Shares	Value
Adyen NV(a)(b)	16	$48,336
Akamai Technologies, Inc.(a)	1,012	106,726
Ambarella, Inc.(a)	197	36,609
Analog Devices, Inc.	298	51,700
Apple, Inc.	452	67,710
Arista Networks, Inc.(a)	82	33,595
Atlassian Corp. PLC - Class A(a)	65	29,778
Brooks Automation, Inc.	228	26,551
Canadian Solar, Inc.(a)	988	41,051
Check Point Software Technologies Ltd.(a)	332	39,707
Cisco Systems, Inc.	2,601	145,578
Cloudflare, Inc. - Class A(a)	698	135,915
Coupa Software, Inc.(a)	86	19,582
Crowdstrike Holdings, Inc. - Class A(a)	683	192,469
CyberArk Software Ltd.(a)	263	47,369
Daqo New Energy Corp. - ADR(a)	704	54,764
DocuSign, Inc.(a)	218	60,667
Dropbox, Inc. - Class A(a)	1,140	34,759
Enphase Energy, Inc.(a)	1,621	375,472
Everbridge, Inc.(a)	156	24,852
F5 Networks, Inc.(a)	146	30,828
Fastly, Inc. - Class A(a)	469	23,736
First Solar, Inc.(a)	1,642	196,367
Fortinet, Inc.(a)	284	95,521
Infineon Technologies AG	493	23,046
Intel Corp.	1,093	53,557
International Business Machines Corp.	362	45,286
Intuit, Inc.	43	26,918
Itron, Inc.(a)	643	50,006
JinkoSolar Holding Co Ltd. - ADR(a)	698	41,754
Juniper Networks, Inc.	1,366	40,324
Keyence Corp.	37	22,231
Mandiant, Inc.(a)	2,599	45,327
Microsoft Corp.	576	191,013
MicroStrategy, Inc.(a)	41	29,317
Mimecast Ltd.(a)	827	62,389
MongoDB, Inc.(a)	57	29,714
NVIDIA Corp.	2,122	542,532
NXP Semiconductors NV	264	53,027
Okta, Inc.(a)	580	143,364
ON Semiconductor Corp.(a)	1,066	51,243
Oracle Corp.	458	43,941
Palantir Technologies, Inc. - Class A(a)	2,370	61,336
Palo Alto Networks, Inc.(a)	310	157,818
PayPal Holdings, Inc.(a)	582	135,367
QUALCOMM, Inc.	576	76,631
Qualys, Inc.(a)	539	67,095
Rapid7, Inc.(a)	333	42,874
Description	Shares	Value
Sailpoint Technologies Holdings, Inc.(a)	435	$20,871
salesforce.com, Inc.(a)	292	87,509
Samsung SDI Co. Ltd.	57	35,803
ServiceNow, Inc.(a)	65	45,354
Shopify, Inc. - Class A(a)	116	170,141
Skyworks Solutions, Inc.	125	20,891
SolarEdge Technologies, Inc.(a)	789	279,843
Splunk, Inc.(a)	567	93,453
Square, Inc. - Class A(a)	1,292	328,814
STMicroelectronics NV	550	26,042
SunPower Corp.(a)	2,075	69,844
Tenable Holdings, Inc.(a)	1,146	61,024
Teradyne, Inc.	215	29,722
Trend Micro, Inc./Japan	434	24,474
Trimble, Inc.(a)	758	66,226
Twilio, Inc. - Class A(a)	505	147,137
UiPath, Inc. - Class A(a)	1,162	58,391
Unity Software, Inc.(a)	884	133,758
Varonis Systems, Inc.(a)	738	47,778
Visa, Inc. - Class A	89	18,848
VMware, Inc. - Class A(a)	562	85,255
Workday, Inc. - Class A(a)	130	37,697
Xilinx, Inc.	153	27,540
Xinyi Solar Holdings Ltd.	24,368	50,997
Zoom Video Communications, Inc. - Class A(a)	429	117,825
Zscaler, Inc.(a)	615	196,099
		6,468,800
Materials — 1.7%
Albemarle Corp.	461	115,467
Ecolab, Inc.	187	41,555
Livent Corp.(a)	1,329	37,504
		194,526
Real Estate — 1.9%
American Tower Corp.(c)	77	21,712
CoreSite Realty Corp.(c)	176	25,073
Crown Castle International Corp.(c)	170	30,651
CyrusOne, Inc.(c)	298	24,442
Digital Realty Trust, Inc.(c)	226	35,665
Equinix, Inc.(c)	99	82,870
		220,413
Utilities — 2.2%
American Water Works Co, Inc.	215	37,449
Atlantica Sustainable Infrastructure PLC	691	27,191
Essential Utilities, Inc.	423	19,911
NextEra Energy, Inc.	374	31,913
Ormat Technologies, Inc.	490	35,442

The accompanying notes are an integral part of the financial statements.

Amplify ETF Trust

Amplify Thematic All-Stars ETF

Schedule of Investments

October 31, 2021 (Continued)

Description	Shares	Value
Orsted AS(b)	258	$36,442
Sunnova Energy International, Inc.(a)	1,379	61,448
		249,796
Total Common Stocks (Cost $10,367,364)		11,241,383

PREFERRED STOCKS — 0.2%
Materials — 0.2%
Sociedad Quimica y Minera de Chile SA - Class B	491	26,737
Total Preferred Stocks (Cost $24,766)		26,737

MONEY MARKET FUNDS — 0.4%
Invesco Government & Agency Portfolio - Institutional Class — 0.03%(d)	50,138	50,138
Total Money Market Funds (Cost $50,138)		50,138

Total Investments — 100.0%
(Cost $10,442,268)		$11,318,258

Percentages are based on Net Assets of $11,307,828.

ADR - American Depositary Receipt

(a)   Non-income producing security.

(b)  Security exempt from registration under Rule 144(a) and Regulation S of the Securities Act of 1933. Such securities are treated as liquid securities, according to the Fund’s liquidity guidelines. At October 31, 2021 the value of these securities amounted to $84,778 or 0.7% of net assets.

(c)   Real Estate Investment Trust.

(d)  Seven-day yield as of October 31, 2021.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or they may be defined by Fund management. This definition may not apply for purposes of this report, which may combine sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bank Global Fund Services.

The accompanying notes are an integral part of the financial statements.

Amplify ETF Trust

Amplify Digital & Online Trading ETF

Schedule of Investments

October 31, 2021

Description	Shares	Value
COMMON STOCKS — 99.3%
Digital Asset Capital Markets — 22.6%
BC Technology Group Ltd.(a)	2,000	$3,517
Coinbase Global, Inc. - Class A(a)	206	65,800
Galaxy Digital Holdings Ltd.(a)	976	26,362
Moneylion, Inc.(a)	366	2,156
Silvergate Capital Corp.(a)	236	36,962
Voyager Digital Ltd.(a)	1,092	16,615
		151,412
E-Broker — 56.7%
flatexDEGIRO AG(a)	982	22,342
Futu Holdings Ltd. - ADR(a)	276	14,771
IG Group Holdings PLC	2,233	24,288
Interactive Brokers Group, Inc.	434	30,749
KGI Securities Thailand PCL	53,100	10,562
Matsui Securities Co. Ltd.	1,400	10,031
Monex Group, Inc.	3,800	24,595
Robinhood Markets, Inc. - Class A(a)	1,329	46,475
SoFi Technologies, Inc.(a)	3,177	63,826
Swissquote Group Holding SA	127	25,768
The Charles Schwab Corp.	743	60,948
Up Fintech Holding Ltd. - ADR(a)	1,876	12,138
XP, Inc. - Class A(a)	876	28,742
X-Trade Brokers Dom Maklerski SA(b)	1,021	4,205
		379,440
Market Makers — 5.7%
Flow Traders(b)	429	14,576
Virtu Financial, Inc. - Class A	961	23,910
		38,486
Trading Platform — 14.3%
CMC Markets PLC(b)	1,592	5,510
MarketAxess Holdings, Inc.	118	48,223
Plus500 Ltd.	626	11,297
Tradeweb Markets, Inc. - Class A	342	30,472
		95,502
Total Common Stocks (Cost $628,490)		664,840
Description	Shares	Value
MONEY MARKET FUNDS — 0.2%
Invesco Government & Agency Portfolio - Institutional Class — 0.03%(c)	1,661	$1,661
Total Money Market Funds (Cost $1,661)		1,661

Total Investments — 99.5%
(Cost $630,151)		$666,501

Percentages are based on Net Assets of $669,490.

ADR - American Depositary Receipt

(a)   Non-income producing security.

(b)  Security exempt from registration under Rule 144(a) and Regulation S of the Securities Act of 1933. Such securities are treated as liquid securities, according to the Fund’s liquidity guidelines. At October 31, 2021 the value of these securities amounted to $24,291 or 3.6% of net assets.

(c)   Seven-day yield as of October 31, 2021.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition may not apply for purposes of this report, which may combine sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

The accompanying notes are an integral part of the financial statements.

Amplify ETF Trust

Statements of Assets and Liabilities

October 31, 2021

	Amplify High Income ETF	Amplify Online Retail ETF	Amplify CWP Enhanced Dividend Income ETF	Amplify Transformational Data Sharing ETF	Amplify Lithium & Battery Technology ETF
Assets:
Investments, at Cost	$450,339,357	$968,321,003	$595,444,846	$1,488,196,135	$234,279,242
Foreign Currency, at Cost	—	1,440	—	—	—
Investments, at Value	$464,970,982	$998,396,735	$664,779,389	$1,700,532,425	$261,286,740
Foreign Currency, at Value	—	1,446	—	—	—
Cash	—	—	100,727,108	—	3,423,289
Receivable for Capital Shares Sold	851,920	—	3,699,180	5,536,670	23,512,800
Receivable for Investments Sold	—	—	141,789	15,153,144	18,961,592
Dividends and Interest Receivable	1,105,682	39,472	718,391	923,795	106,173
Securities Lending Income Receivable	81,432	24,864	—	811,880	42,178
Total Assets	467,010,016	998,462,517	770,065,857	1,722,957,914	307,332,772

Liabilities:
Options Written, at Value (Premiums Received $0, $0, $258,764, $0, $0)	—	—	173,350	—	—
Payable for Fund Shares Redeemed	—	—	—	—	22,414,075
Payable for Investments Purchased	848,690	—	3,204,947	3,210,509	22,903,393
Payable to Authorized Participant	—	—	—	10,403,020	—
Collateral Received for Securities Loaned (See Note 4)	17,004,950	101,273,216	—	213,507,916	27,769,985
Advisory Fees Payable, net of waiver, if any	185,514	507,717	334,119	786,200	108,134
Total Liabilities	18,039,154	101,780,933	3,712,416	227,907,645	73,195,587

Net Assets	$448,970,862	$896,681,584	$766,353,441	$1,495,050,269	$234,137,185

Net Assets Consist of:
Paid-in Capital ($0.01 par value)	$263,500	$81,000	$206,500	$270,000	$119,500
Additional Paid-in Capital	453,687,514	941,852,071	698,846,404	1,300,360,942	214,205,615
Total Distributable Earnings (Accumulated Deficit)	(4,980,152)	(45,251,487)	67,300,537	194,419,327	19,812,070
Net Assets	$448,970,862	$896,681,584	$766,353,441	$1,495,050,269	$234,137,185

Outstanding Shares of Beneficial Interest (unlimited authorized – $0.01 par value)	26,350,000	8,100,000	20,650,000	27,000,000	11,950,000
Net Asset Value, Offering and Redemption Price per Share	$17.04	$110.70	$37.11	$55.37	$19.59
Includes Loaned Securities with a Value of	$16,328,804	$98,390,297	$—	$229,855,550	$27,183,380
The accompanying notes are an integral part of these financial statements.

Amplify ETF Trust

Statements of Assets and Liabilities

October 31, 2021

	Amplify BlackSwan Growth & Treasury Core ETF	Amplify International Online Retail ETF	Amplify Seymour Cannabis ETF	Amplify Pure Junior Gold Miners ETF	Amplify BlackSwan ISWN ETF
Assets:
Investments, at Cost	$837,365,074	$14,179,198	$129,001,907	$2,624,758	$42,742,826
Foreign Currency, at Cost	—	—	7,683	—	—
Investments, at Value	$909,892,072	$11,833,279	$85,688,404	$2,342,723	$43,279,898
Foreign Currency, at Value	—	—	7,884	—	—
Cash	—	—	19,513	—	—
Cash Collateral for Securities Lending	—	—	3,380,082	—	—
Collateral for Swaps	—	—	19,940,000	—	—
Receivable for Capital Shares Sold	3,571,570	—	—	—	—
Receivable for Investments Sold	—	1,080,137	—	—	—
Dividends and Interest Receivable	2,407,534	3,745	213	575	122,005
Securities Lending Income Receivable	—	8,766	5,386	—	—
Total Assets	915,871,176	12,925,927	109,041,482	2,343,298	43,401,903

Liabilities:
Payable for Investments Purchased	3,354,821	—	—	—	—
Payable to Broker for Options	687,326	—	—	—	31,222
Collateral Received for Securities Loaned (See Note 4)	—	959,654	3,380,082	—	—
Payable to Broker for Swaps	—	—	1,426	—	—
Net Unrealized Depreciation on Swaps	—	—	2,184,214	—	—
Payable for Fund Shares Redeemed	—	1,087,160	—	—	—
Advisory Fees Payable, net of waiver, if any	362,429	7,269	42,563	954	17,259
Accrued Compliance Fees	—	—	253	—	—
Accrued Custody Fees	—	—	2,260	—	—
Accrued Accounting, Administration & Transfer Agent Fees	—	—	11,878	—	—
Other Payables and Accrued Expenses	—	—	57,989	—	—
Total Liabilities	4,404,576	2,054,083	5,680,665	954	48,481

Net Assets	$911,466,600	$10,871,844	$103,360,817	$2,342,344	$43,353,422

Net Assets Consist of:
Paid-in Capital ($0.01 par value)	$255,200	$2,500	$59,500	$1,000	$17,000
Additional Paid-in Capital	795,161,675	14,101,574	159,296,069	2,644,706	42,619,533
Total Distributable Earnings (Accumulated Deficit)	116,049,725	(3,232,230)	(55,994,752)	(303,362)	716,889
Net Assets	$911,466,600	$10,871,844	$103,360,817	$2,342,344	$43,353,422

Outstanding Shares of Beneficial Interest (unlimited authorized – $0.01 par value)	25,520,000	250,000	5,950,000	100,000	1,700,000
Net Asset Value, Offering and Redemption Price per Share	$35.72	$43.49	$17.37	$23.42	$25.50
Includes Loaned Securities with a Value of	$—	$907,102	$3,255,082	$—	$—

The accompanying notes are an integral part of these financial statements.

Amplify ETF Trust

Statements of Assets and Liabilities

October 31, 2021

	Amplify Cleaner Living ETF	Amplify Thematic All-Stars ETF	Amplify Digital & Online Trading ETF
Assets:
Investments, at Cost	$1,274,827	$10,442,268	$630,151
Investments, at Value	$1,231,361	$11,318,258	$666,501
Receivable for Investments Sold	—	—	2,855
Dividends and Interest Receivable	83	452	465
Total Assets	1,231,444	11,318,710	669,821

Liabilities:
Payable for Investments Purchased	—	7,066	—
Advisory Fees Payable, net of waiver, if any	574	3,816	331
Total Liabilities	574	10,882	331

Net Assets	$1,230,870	$11,307,828	$669,490

Net Assets Consist of:
Paid-in Capital ($0.01 par value)	$500	$4,000	$250
Additional Paid-in Capital	1,275,500	10,493,521	631,500
Total Distributable Earnings (Accumulated Deficit)	(45,130)	810,307	37,740
Net Assets	$1,230,870	$11,307,828	$669,490

Outstanding Shares of Beneficial Interest (unlimited authorized – $0.01 par value)	50,000	400,000	25,000
Net Asset Value, Offering and Redemption Price per Share	$24.62	$28.27	$26.78

The accompanying notes are an integral part of these financial statements.

Amplify ETF Trust

Statements of Operations

For the Year Ended October 31, 2021

	Amplify High Income ETF	Amplify Online Retail ETF	Amplify CWP Enhanced Dividend Income ETF	Amplify Transformational Data Sharing ETF	Amplify Lithium & Battery Technology ETF
Investment Income:
Dividend Income (Net of Foreign Withholding Tax of $0, $32,124, $0, $430,767, and $148,438, respectively)	$19,218,364	$7,232,453	$7,826,992	$4,756,320	$2,321,433
Interest Income	633	439	1,256	244,414	126
Securities Lending Income	245,660	730,530	—	6,496,427	703,054
Total Investment Income	19,464,657	7,963,422	7,828,248	11,497,161	3,024,613
Expenses:
Advisory Fees	1,836,118	8,698,519	2,484,057	6,993,157	829,169
Total Expenses	1,836,118	8,698,519	2,484,057	6,993,157	829,169
Advisory Fees Waived (See Note 3)	—	—	(273,759)	(294,974)	—
Net Expenses	1,836,118	8,698,519	2,210,298	6,698,183	829,169
Net Investment Income (Loss)	17,628,539	(735,097)	5,617,950	4,798,978	2,195,444

Realized and Unrealized Gain (Loss):
Net Realized Gain (Loss) on:
Investments	3,387,191	426,996,089	10,433,640	175,532,891	10,303,097
Capital Gain Distributions from Underlying Closed End Funds	1,718,032	—	—	—	—
Payment from Affiliate (See Note 5)	—	—	—	—	—
Foreign Currency	—	(262,197)	—	(278,978)	(223,761)
Options Written	—	—	3,809,145	—	—
Net Change in Unrealized Appreciation/Depreciation on:
Investments	55,915,231	(156,892,686)	69,610,170	178,690,823	27,385,019
Foreign Currency	—	(1,273)	—	(11,686)	(3,719)
Options Written	—	—	85,414	—	—
Net Realized and Unrealized Gain	61,020,454	269,839,933	83,938,369	353,933,050	37,460,636

Net Increase in Net Assets Resulting from Operations	$78,648,993	$269,104,836	$89,556,319	$358,732,028	$39,656,080

The accompanying notes are an integral part of these financial statements.

Amplify ETF Trust

Statements of Operations

For the Year/Period Ended October 31, 2021

	Amplify BlackSwan Growth & Treasury Core ETF	Amplify International Online Retail ETF	Amplify Seymour Cannabis ETF	Amplify Pure Junior Gold Miners ETF(a)	Amplify BlackSwan ISWN ETF(b)
Investment Income:
Dividend Income (Net of Foreign Withholding Tax of $0, $4,552, $93, $1,879, $0 respectively)	$—	$16,419	$375,754	$19,983	$—
Interest Income	5,903,864	21	1,459	—	226,315
Securities Lending Income	—	78,018	457,134	—	—
Total Investment Income	5,903,864	94,458	834,347	19,983	226,315
Expenses:
Advisory Fees	3,892,185	143,043	677,878	9,917	127,552
Other Expenses	—	—	95,245	—	—
Fund Accounting, Administration & Transfer Agent Fees	—	—	68,544	—	—
Custody Expenses	—	—	49,308	—	—
Legal Fees	—	—	33,674	—	—
Audit Fees	—	—	23,656	—	—
Trustee Fees	—	—	19,897	—	—
Principal Financial Officer Fees	—	—	15,012	—	—
Shareholder Servicing Fees	—	—	13,411	—	—
Compliance Fees	—	—	12,925	—	—
Total Expenses	3,892,185	143,043	1,009,550	9,917	127,552
Advisory Fees Waived/Reimbursed (See Note 3)	—	—	(227,383)	—	—
Net Expenses	3,892,185	143,043	782,167	9,917	127,552
Net Investment Income (Loss)	2,011,679	(48,585)	52,180	10,066	98,763

Realized and Unrealized Gain (Loss):
Net Realized Gain (Loss) on:
Investments	51,368,367	3,709,327	3,935,183	70,324	161,928
Foreign Currency	—	(21,841)	(864)	(830)	—
Swaps	—	—	(13,078,332)	—	—
Net Change in Unrealized Appreciation/Depreciation on:
Investments	68,389,186	(3,980,605)	(41,660,617)	(282,036)	537,072
Foreign Currency	—	(109)	(43)	—	—
Options Written	—	—	—	—	—
Swaps	—	—	(2,184,214)	—	—
Net Realized and Unrealized Gain (Loss)	119,757,553	(293,228)	(52,988,887)	(212,542)	699,000

Net Increase (Decrease) in Net Assets Resulting from Operations	$121,769,232	$(341,813)	$(52,936,707)	$(202,476)	$797,763

(a)     Fund commenced operations on November 30, 2020.

(b)    Fund commenced operations on January 25, 2021.

The accompanying notes are an integral part of these financial statements.

Amplify ETF Trust

Statements of Operations

For the Period Ended October 31, 2021

	Amplify Cleaner Living ETF(a)	Amplify Thematic All-Stars ETF(b)	Amplify Digital & Online Trading ETF(c)
Investment Income:
Dividend Income (Net of Foreign Withholding Tax of $96, $87, $53)	$808	$5,122	$1,417
Total Investment Income	808	5,122	1,417
Expenses:
Advisory Fees	2,467	9,622	414
Total Expenses	2,467	9,622	414
Net Expenses	2,467	9,622	414
Net Investment Income (Loss)	(1,659)	(4,500)	1,003

Realized and Unrealized Gain (Loss):
Net Realized Gain (Loss) on:
Investments	(3)	12,551	406
Payment from Affiliate (See Note 5)	—	922	—
Foreign Currency	(2)	(562)	(10)
Net Change in Unrealized Appreciation/Depreciation on:
Investments	(43,466)	875,990	36,350
Foreign Currency	—	15	(9)
Net Realized and Unrealized Gain (Loss)	(43,471)	888,916	36,737

Net Increase (Decrease) in Net Assets Resulting from Operations	$(45,130)	$884,416	$37,740

(a)     Fund commenced operations on June 23, 2021.

(b)    Fund commenced operations on July 20, 2021.

(c)     Fund commenced operations on September 21, 2021.
The accompanying notes are an integral part of these financial statements.

Amplify ETF Trust

Statements of Changes in Net Assets

	Amplify High Income ETF
	Year Ended October 31, 2021	Year Ended October 31, 2020
Operations:
Net Investment Income	$17,628,539	$13,935,321
Net Realized Gain (Loss) on Investments	3,387,191	(1,099,924)
Capital Gain Distributions from Underlying Closed End Funds	1,718,032	1,390,533
Net Change in Unrealized Appreciation/(Depreciation) on Investments	55,915,231	(42,467,094)
Net Increase (Decrease) in Net Assets Resulting from Operations	78,648,993	(28,241,164)

Distributions to Shareholders:
Dividends and Distributions	(19,232,860)	(14,936,155)
Return of Capital	(14,547,140)	(8,398,167)
Total Distributions	(33,780,000)	(23,334,322)

Capital Share Transactions:
Subscriptions	262,958,955	62,258,910
Redemptions	(81,677,680)	(24,867,355)
Transaction Fees (Note 1)	542	325
Increase in Net Assets from Capital Share Transactions	181,281,817	37,391,880

Total Increase (Decrease) in Net Assets	226,150,810	(14,183,606)

Net Assets:
Beginning of Period	222,820,052	237,003,658
End of Period	$448,970,862	$222,820,052

Share Transactions:
Subscriptions	15,500,000	3,900,000
Redemptions	(4,750,000)	(1,750,000)
Net Increase in Shares Outstanding from Share Transactions	10,750,000	2,150,000

The accompanying notes are an integral part of these financial statements.

Amplify ETF Trust

Statements of Changes in Net Assets

	Amplify Online Retail ETF
	Year Ended October 31, 2021	Year Ended October 31, 2020
Operations:
Net Investment Income (Loss)	$(735,097)	$3,815,416
Net Realized Gain on Investments and Foreign Currency	426,733,892	55,142,426
Net Change in Unrealized Appreciation/(Depreciation) on Investments and Foreign Currency	(156,893,959)	209,496,649
Net Increase in Net Assets Resulting from Operations	269,104,836	268,454,491

Distributions to Shareholders:
Dividends and Distributions	(7,766,866)	(732,203)
Total Distributions	(7,766,866)	(732,203)

Capital Share Transactions:
Subscriptions	797,325,220	618,618,455
Redemptions	(1,133,127,475)	(155,200,420)
Transaction Fees (Note 1)	365	—
Increase (Decrease) in Net Assets from Capital Share Transactions	(335,801,890)	463,418,035

Total Increase (Decrease) in Net Assets	(74,463,920)	731,140,323

Net Assets:
Beginning of Period	971,145,504	240,005,181
End of Period	$896,681,584	$971,145,504

Share Transactions:
Subscriptions	6,950,000	8,200,000
Redemptions	(9,800,000)	(2,200,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	(2,850,000)	6,000,000

The accompanying notes are an integral part of these financial statements.

Amplify ETF Trust

Statements of Changes in Net Assets

	Amplify CWP Enhanced Dividend Income ETF
	Year Ended October 31, 2021	Year Ended October 31, 2020
Operations:
Net Investment Income	$5,617,950	$662,292
Net Realized Gain on Investments and Options Written	14,242,785	931,911
Net Change in Unrealized Appreciation on Investments and Options Written	69,695,584	(1,732,958)
Net Increase (Decrease) in Net Assets Resulting from Operations	89,556,319	(138,755)

Distributions to Shareholders:
Dividends and Distributions	(20,392,493)	(1,242,172)
Return of Capital	(1,776,088)	(1,835,660)
Total Distributions	(22,168,581)	(3,077,832)

Capital Share Transactions:
Subscriptions	595,631,420	96,408,995
Redemptions	(3,333,540)	(7,810,200)
Increase in Net Assets from Capital Share Transactions	592,297,880	88,598,795

Total Increase in Net Assets	659,685,618	85,382,208

Net Assets:
Beginning of Period	106,667,823	21,285,615
End of Period	$766,353,441	$106,667,823

Share Transactions:
Subscriptions	17,100,000	3,200,000
Redemptions	(100,000)	(250,000)
Net Increase in Shares Outstanding from Share Transactions	17,000,000	2,950,000

The accompanying notes are an integral part of these financial statements.

Amplify ETF Trust

Statements of Changes in Net Assets

	Amplify Transformational Data Sharing ETF
	Year Ended October 31, 2021	Year Ended October 31, 2020
Operations:
Net Investment Income	$4,798,978	$840,071
Net Realized Gain (Loss) on Investments and Foreign Currency	175,253,913	(3,948,372)
Net Change in Unrealized Appreciation on Investments and Foreign Currency	178,679,137	34,528,155
Net Increase in Net Assets Resulting from Operations	358,732,028	31,419,854

Distributions to Shareholders:
Dividends and Distributions	(6,448,385)	(2,023,741)
Total Distributions	(6,448,385)	(2,023,741)

Capital Share Transactions:
Subscriptions	1,572,103,930	21,052,480
Redemptions	(562,188,520)	(17,050,305)
Transaction Fees (Note 1)	146,391	37,821
Increase in Net Assets from Capital Share Transactions	1,010,061,801	4,039,996

Total Increase in Net Assets	1,362,345,444	33,436,109

Net Assets:
Beginning of Period	132,704,825	99,268,716
End of Period	$1,495,050,269	$132,704,825

Share Transactions:
Subscriptions	33,150,000	850,000
Redemptions	(11,500,000)	(950,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	21,650,000	(100,000)

The accompanying notes are an integral part of these financial statements.

Amplify ETF Trust

Statements of Changes in Net Assets

	Amplify Lithium & Battery Technology ETF
	Year Ended October 31, 2021	Year Ended October 31, 2020
Operations:
Net Investment Income	$2,195,444	$86,973
Net Realized Gain (Loss) on Investments and Foreign Currency	10,079,336	(2,180,602)
Net Change in Unrealized Appreciation on Investments and Foreign Currency	27,381,300	2,407,462
Net Increase in Net Assets Resulting from Operations	39,656,080	313,833

Distributions to Shareholders:
Dividends and Distributions	(87,235)	(158,755)
Total Distributions	(87,235)	(158,755)

Capital Share Transactions:
Subscriptions	255,769,840	7,562,990
Redemptions	(71,153,030)	(2,749,750)
Transaction Fees (Note 1)	204,554	11,355
Increase in Net Assets from Capital Share Transactions	184,821,364	4,824,595

Total Increase in Net Assets	224,390,209	4,979,673

Net Assets:
Beginning of Period	9,746,976	4,767,303
End of Period	$234,137,185	$9,746,976

Share Transactions:
Subscriptions	15,050,000	700,000
Redemptions	(4,000,000)	(250,000)
Net Increase in Shares Outstanding from Share Transactions	11,050,000	450,000

The accompanying notes are an integral part of these financial statements.

Amplify ETF Trust

Statements of Changes in Net Assets

	Amplify BlackSwan Growth & Treasury Core ETF
	Year Ended October 31, 2021	Year Ended October 31, 2020
Operations:
Net Investment Income	$2,011,679	$1,343,601
Net Realized Gain on Investments	51,368,367	19,256,613
Net Change in Unrealized Appreciation/(Depreciation) on Investments	68,389,186	(3,551,248)
Net Increase in Net Assets Resulting from Operations	121,769,232	17,048,966

Distributions to Shareholders:
Dividends and Distributions	(11,566,239)	(4,804,059)
Total Distributions	(11,566,239)	(4,804,059)

Capital Share Transactions:
Subscriptions	262,913,280	832,147,600
Redemptions	(146,881,040)	(283,461,565)
Transaction Fees (Note 1)	—	1,888
Increase in Net Assets from Capital Share Transactions	116,032,240	548,687,923

Total Increase in Net Assets	226,235,233	560,932,830

Net Assets:
Beginning of Period	685,231,367	124,298,537
End of Period	$911,466,600	$685,231,367

Share Transactions:
Subscriptions	7,790,000	27,300,000
Redemptions	(4,470,000)	(9,450,000)
Net Increase in Shares Outstanding from Share Transactions	3,320,000	17,850,000

The accompanying notes are an integral part of these financial statements.

Amplify ETF Trust

Statements of Changes in Net Assets

	Amplify International Online Retail ETF
	Year Ended October 31, 2021	Year Ended October 31, 2020
Operations:
Net Investment Loss	$(48,585)	$(9,636)
Net Realized Gain on Investments and Foreign Currency	3,687,486	858,594
Net Change in Unrealized Appreciation/(Depreciation) on Investments and Foreign Currency	(3,980,714)	1,500,052
Net Increase (Decrease) in Net Assets Resulting from Operations	(341,813)	2,349,010

Distributions to Shareholders:
Dividends and Distributions	—	(3,649)
Total Distributions	—	(3,649)

Capital Share Transactions:
Subscriptions	18,451,695	8,040,575
Redemptions	(17,632,948)	(2,006,903)
Transaction Fees (Note 1)	9,045	2,278
Increase in Net Assets from Capital Share Transactions	827,792	6,035,950

Total Increase in Net Assets	485,979	8,381,311

Net Assets:
Beginning of Period	10,385,865	2,004,554
End of Period	$10,871,844	$10,385,865

Share Transactions:
Subscriptions	350,000	225,000
Redemptions	(350,000)	(50,000)
Net Increase in Shares Outstanding from Share Transactions	—	175,000

The accompanying notes are an integral part of these financial statements.

Amplify ETF Trust

Statements of Changes in Net Assets

	Amplify Seymour Cannabis ETF
	Year Ended October 31, 2021	Year Ended October 31, 2020
Operations:
Net Investment Income	$52,180	$142,026
Net Realized Loss on Investments, Foreign Currency and Swaps	(9,144,013)	(2,022,490)
Net Change in Unrealized Appreciation/(Depreciation) on Investments, Foreign Currency and Swaps	(43,844,874)	521,916
Net Decrease in Net Assets Resulting from Operations	(52,936,707)	(1,358,548)

Distributions to Shareholders:
Dividends and Distributions	(151,546)	(27,000)
Total Distributions	(151,546)	(27,000)

Capital Share Transactions:
Subscriptions	178,766,815	2,418,214
Redemptions	(28,814,980)	—
Transaction Fees (Note 1)	—	5
Increase in Net Assets from Capital Share Transactions	149,951,835	2,418,219

Total Increase in Net Assets	96,863,582	1,032,671

Net Assets:
Beginning of Period	6,497,235	5,464,564
End of Period	$103,360,817	$6,497,235

Share Transactions:
Subscriptions	6,350,000	200,000
Redemptions	(950,000)	—
Net Increase in Shares Outstanding from Share Transactions	5,400,000	200,000

The accompanying notes are an integral part of these financial statements.

Amplify ETF Trust

Statement of Changes in Net Assets

Amplify Pure Junior Gold Miners ETF
Period Ended October 31, 2021(a)
Operations:
Net Investment Income	$10,066
Net Realized Gain on Investments and Foreign Currency	69,494
Net Change in Unrealized Depreciation on Investments and Foreign Currency	(282,036)
Net Decrease in Net Assets Resulting from Operations	(202,476)

Capital Share Transactions:
Subscriptions	3,208,180
Redemptions	(663,360)
Increase in Net Assets from Capital Share Transactions	2,544,820

Total Increase in Net Assets	2,342,344

Net Assets:
Beginning of Period	—
End of Period	$2,342,344

Share Transactions:
Subscriptions	125,000
Redemptions	(25,000)
Net Increase in Shares Outstanding from Share Transactions	100,000

(a)     The Fund commenced operations on November 30, 2020.

The accompanying notes are an integral part of these financial statements.

Amplify ETF Trust

Statement of Changes in Net Assets

Amplify BlackSwan ISWN ETF
Period Ended October 31, 2021(a)
Operations:
Net Investment Income	$98,763
Net Realized Gain on Investments	161,928
Net Change in Unrealized Appreciation on Investments	537,072
Net Increase in Net Assets Resulting from Operations	797,763

Distributions to Shareholders:
Dividends and Distributions	(80,874)
Total Distributions	(80,874)

Capital Share Transactions:
Subscriptions	43,882,143
Redemptions	(1,245,610)
Increase in Net Assets from Capital Share Transactions	42,636,533

Total Increase in Net Assets	43,353,422

Net Assets:
Beginning of Period	—
End of Period	$43,353,422

Share Transactions:
Subscriptions	1,750,000
Redemptions	(50,000)
Net Increase in Shares Outstanding from Share Transactions	1,700,000

(a)     The Fund commenced operations on January 25, 2021.

The accompanying notes are an integral part of these financial statements.

Amplify ETF Trust

Statement of Changes in Net Assets

Amplify Cleaner Living ETF
Period Ended October 31, 2021(a)
Operations:
Net Investment Loss	$(1,659)
Net Realized Loss on Investments	(5)
Net Change in Unrealized Depreciation on Investments	(43,466)
Net Decrease in Net Assets Resulting from Operations	(45,130)

Capital Share Transactions:
Subscriptions	1,276,000
Increase in Net Assets from Capital Share Transactions	1,276,000

Total Increase in Net Assets	1,230,870

Net Assets:
Beginning of Period	—
End of Period	$1,230,870

Share Transactions:
Subscriptions	50,000
Net Increase in Shares Outstanding from Share Transactions	50,000

(a)     The Fund commenced operations on June 23, 2021.
The accompanying notes are an integral part of these financial statements.

Amplify ETF Trust

Statement of Changes in Net Assets

Amplify Thematic All-Stars ETF
Period Ended October 31, 2021(a)
Operations:
Net Investment Loss	$(4,500)
Net Realized Gain on Investments and Foreign Currency	12,911
Net Change in Unrealized Appreciation on Investments and Foreign Currency	876,005
Net Increase in Net Assets Resulting from Operations	884,416

Capital Share Transactions:
Subscriptions	11,046,665
Redemptions	(623,290)
Transaction Fees (Note 1)	37
Increase in Net Assets from Capital Share Transactions	10,423,412

Total Increase in Net Assets	11,307,828

Net Assets:
Beginning of Period	—
End of Period	$11,307,828

Share Transactions:
Subscriptions	425,000
Redemptions	(25,000)
Net Increase in Shares Outstanding from Share Transactions	400,000

(a)     The Fund commenced operations on July 20, 2021.

The accompanying notes are an integral part of these financial statements.

Amplify ETF Trust

Statement of Changes in Net Assets

Amplify Digital & Online Trading ETF
Period Ended October 31, 2021(a)
Operations:
Net Investment Income	$1,003
Net Realized Gain on Investments and Foreign Currency	396
Net Change in Unrealized Appreciation on Investments and Foreign Currency	36,341
Net Increase in Net Assets Resulting from Operations	37,740

Capital Share Transactions:
Subscriptions	631,750
Increase in Net Assets from Capital Share Transactions	631,750

Total Increase in Net Assets	669,490

Net Assets:
Beginning of Period	—
End of Period	$669,490

Share Transactions:
Subscriptions	25,000
Net Increase in Shares Outstanding from Share Transactions	25,000

(a)     The Fund commenced operations on September 21, 2021.

The accompanying notes are an integral part of these financial statements.

Amplify ETF Trust

Amplify High Income ETF

Financial Highlights

	Year Ended October 31, 2021		Year Ended October 31, 2020	Period Ended October 31, 2019(a)		Year Ended December 31, 2018	Year Ended December 31, 2017	Year Ended December 31, 2016
Net Asset Value, Beginning of Year/Period	$14.28		$17.62	$16.09		$19.49	$18.55	$17.84
Income (Loss) from Investment Operations:
Net Investment Income(b)	0.81		0.97	0.86		1.13	1.22	1.22
Net Realized and Unrealized Gain (Loss)(c)	3.48		(2.69)	1.97		(2.97)	1.31	1.41
Total from Investment Operations	4.29		(1.72)	2.83		(1.84)	2.53	2.63

Distributions to Shareholders
Net Investment Income	(0.86)		(1.03)	(0.87)		(1.13)	(1.20)	(1.20)
Return of Capital	(0.67)		(0.59)	(0.43)		(0.43)	(0.39)	(0.72)
Total from Distributions	(1.53)		(1.62)	(1.30)		(1.56)	(1.59)	(1.92)

Capital Share Transactions
Transaction Fees	0.00	(i)	0.00 (i)	—		—	—	—

Net Asset Value, End of Year/Period	$17.04		$14.28	$17.62		$16.09	$19.49	$18.55

Total Return on Net Asset Value(d)	30.71	%(h)	-9.84%	17.86	%(h)	-9.97%	14.03%	15.42%

Supplemental Data:
Net Assets, End of Year/Period (000’s)	$448,971		$222,820	$237,004		$174,526	$222,223	$117,817
Ratio of Expenses to Average Net Assets	0.50%		0.50%	0.50	%(f)	0.50%	0.50%	0.50%
Ratio of Net Investment Income to Average Net Assets(e)	4.81%		6.29%	5.93	%(f)	6.19%	6.27%	6.62%
Portfolio Turnover(g)	90%		43%	28	%(h)	40%	34%	17%

(a)     For the period January 1, 2019 to October 1, 2019. See Note 1 to the Financial Statements.

(b)    Calculated based on average shares outstanding during the period.

(c)     Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period and may not reconcile with the aggregate gains and losses in the statement of operations due to share transactions for the year.

(d)    Total Return on Net Asset Value is based on the change in net asset value (“NAV”) of a share during the period and assumes reinvestment of dividends and distributions at NAV. Total Return on Net Asset Value is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

(e)     These ratios exclude the impact of expenses of underlying security holdings as represented in the Schedule of Investments. Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying closed-end investment companies in which the Fund invests.

(f)     Annualized.

(g)    Excludes the impact of in-kind transactions.

(h)    Not Annualized.

(i)     Less than $0.005.

The accompanying notes are an integral part of these financial statements.

Amplify ETF Trust

Amplify Online Retail ETF

Financial Highlights

	Year Ended October 31, 2021	Year Ended October 31, 2020	Year Ended October 31, 2019	Year Ended October 31, 2018	Year Ended October 31, 2017
Net Asset Value, Beginning of Year	$88.69	$48.49	$43.86	$37.41	$27.18
Income (Loss) from Investment Operations:
Net Investment Income (Loss)(a)	(0.07)	0.58	0.16	(0.17)	(0.13)
Net Realized and Unrealized Gain(b)	22.70	39.77	4.47	6.62	10.36	(c)
Total from Investment Operations	22.63	40.35	4.63	6.45	10.23

Distributions to Shareholders
Net Investment Income	(0.62)	(0.15)	—	—	—
Total from Distributions	(0.62)	(0.15)	—	—	—

Capital Share Transactions
Transaction Fees	0.00 (d)	—	—	—	—

Net Asset Value, End of Year	$110.70	$88.69	$48.49	$43.86	$37.41

Total Return on Net Asset Value(e)	25.49%	83.46%	10.54%	17.25%	37.64	%(f)

Supplemental Data:
Net Assets, End of Year (000’s)	$896,682	$971,146	$240,005	$370,632	$108,482
Ratio of Expenses to Average Net Assets	0.65%	0.65%	0.65%	0.65%	0.65%
Ratio of Net Investment Income (Loss) to Average Net Assets	-0.06%	0.82%	0.33%	-0.35%	-0.38%
Portfolio Turnover(g)	61%	28%	36%	17%	11%

(a)     Calculated based on average shares outstanding during the period.

(b)    Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period and may not reconcile with the aggregate gains and losses in the statement of operations due to share transactions for the year.

(c)     Includes a $0.01 gain derived from a payment from affiliate.

(d)    Less than $0.005.

(e)     Total Return on Net Asset Value is based on the change in net asset value (“NAV”) of a share during the period and assumes reinvestment of dividends and distributions at NAV. Total Return on Net Asset Value is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

(f)     Before payment from affiliate for the loss resulting from a trade error, the total return for the period would have been 37.63%.

(g)    Excludes the impact of in-kind transactions.

The accompanying notes are an integral part of these financial statements.

Amplify ETF Trust

Amplify CWP Enhanced Dividend Income ETF

Financial Highlights

	Year Ended October 31, 2021	Year Ended October 31, 2020	Year Ended October 31, 2019	Year Ended October 31, 2018	Period Ended October 31, 2017(a)
Net Asset Value, Beginning of Year/Period	$29.22	$30.41	$28.51	$27.54	$25.00
Income from Investment Operations:
Net Investment Income(b)	0.49	0.48	0.58	0.45	0.39
Net Realized and Unrealized Gain(c)	9.22	0.79	2.93	2.02	2.92
Total from Investment Operations	9.71	1.27	3.51	2.47	3.31

Distributions to Shareholders
Net Investment Income	(1.56)	(0.27)	(1.61)	(1.29)	(0.57)
Net Realized Gains	(0.11)	(0.86)	—	—	—
Return of Capital	(0.15)	(1.33)	—	(0.21)	(0.20)
Total from Distributions	(1.82)	(2.46)	(1.61)	(1.50)	(0.77)

Net Asset Value, End of Year/Period	$37.11	$29.22	$30.41	$28.51	$27.54

Total Return on Net Asset Value(d)	33.81%	4.40%	12.63%	9.12%	13.40	%(g)

Supplemental Data:
Net Assets, End of Year/Period (000’s)	$766,353	$106,668	$21,286	$15,680	$11,016
Ratio of Expenses to Average Net Assets (Before Advisory Fees Waived)	0.61%	0.95%	0.95%	0.95%	N/A
Ratio of Expenses to Average Net Assets (After Advisory Fees Waived)	0.54%	0.49%	0.49%	0.94%	0.95	%(e)
Ratio of Net Investment Income to Average Net Assets (Before Advisory Fees Waived)	1.31%	1.16%	1.50%	1.53%	N/A
Ratio of Net Investment Income to Average Net Assets (After Advisory Fees Waived)	1.38%	1.62%	1.96%	1.54%	1.67	%(e)
Portfolio Turnover(f)	89%	86%	115%	151%	187	%(g)

(a)     The Fund commenced operations on December 13, 2016.

(b)    Calculated based on average shares outstanding during the period.

(c)     Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period and may not reconcile with the aggregate gains and losses in the statement of operations due to share transactions for the year.

(d)    Total Return on Net Asset Value is based on the change in net asset value (“NAV”) of a share during the period and assumes reinvestment of dividends and distributions at NAV. Total Return on Net Asset Value is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

(e)     Annualized.

(f)     Excludes the impact of in-kind transactions.

(g)    Not Annualized.

The accompanying notes are an integral part of these financial statements.

Amplify ETF Trust

Amplify Transformational Data Sharing ETF

Financial Highlights

	Year Ended October 31, 2021	Year Ended October 31, 2020	Year Ended October 31, 2019	Period Ended October 31, 2018(a)
Net Asset Value, Beginning of Year/Period	$24.80	$18.21	$17.45	$20.00
Income (Loss) from Investment Operations:
Net Investment Income(b)	0.24	0.17	0.23	0.14
Net Realized and Unrealized Gain (Loss)(c)	30.98	6.80	0.71	(2.69	)(d)
Total from Investment Operations	31.22	6.97	0.94	(2.55)

Distributions to Shareholders
Net Investment Income	(0.66)	(0.39)	(0.19)	—
Total from Distributions	(0.66)	(0.39)	(0.19)	—

Capital Share Transactions
Transaction Fees	0.01	0.01	0.01	0.00	(e)

Net Asset Value, End of Year/Period	$55.37	$24.80	$18.21	$17.45

Total Return on Net Asset Value(f)	127.54%	38.97%	5.72%	-12.74	%(g)(j)

Supplemental Data:
Net Assets, End of Year/Period (000’s)	$1,495,050	$132,705	$99,269	$131,762
Ratio of Expenses to Average Net Assets (Before Advisory Fees Waived)	0.73%	0.90%	0.90%	0.90	%(h)
Ratio of Expenses to Average Net Assets (After Advisory Fees Waived)	0.70%	0.70%	0.70%	0.70	%(h)
Ratio of Net Investment Income to Average Net Assets (Before Advisory Fees Waived)	0.47%	0.65%	1.15%	0.68	%(h)
Ratio of Net Investment Income to Average Net Assets (After Advisory Fees Waived)	0.50%	0.85%	1.35%	0.88	%(h)
Portfolio Turnover(i)	41%	44%	35%	44	%(j)

(a)     The Fund commenced operations on January 16, 2018.

(b)    Calculated based on average shares outstanding during the period.

(c)     Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period and may not reconcile with the aggregate gains and losses in the statement of operations due to share transactions for the year.

(d)    Includes a less than $0.01 gain per share derived from payment from an affiliate.

(e)     Less than $0.005.

(f)     Total Return on Net Asset Value is based on the change in net asset value (“NAV”) of a share during the period and assumes reinvestment of dividends and distributions at NAV. Total Return on Net Asset Value is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

(g)    Before payment from affiliate for the loss resulting from trade error, the total return for the period would have been -12.74%.

(h)    Annualized.

(i)     Excludes the impact of in-kind transactions.

(j)     Not Annualized.

The accompanying notes are an integral part of these financial statements.

Amplify ETF Trust

Amplify Lithium & Battery Technology ETF

Financial Highlights

	Year Ended October 31, 2021	Year Ended October 31, 2020	Year Ended October 31, 2019	Period Ended October 31, 2018(a)
Net Asset Value, Beginning of Year/Period	$10.83	$10.59	$12.87	$20.00
Income (Loss) from Investment Operations:
Net Investment Income(b)	0.27	0.16	0.29	0.13
Net Realized and Unrealized Gain (Loss)(c)	8.50	0.41	(2.48)	(7.27	)(d)
Total from Investment Operations	8.77	0.57	(2.19)	(7.14)

Distributions to Shareholders
Net Investment Income	(0.03)	(0.35)	(0.10)	—
Total from Distributions	(0.03)	(0.35)	(0.10)	—

Capital Share Transactions
Transaction Fees	0.02	0.02	0.01	0.01

Net Asset Value, End of Year/Period	$19.59	$10.83	$10.59	$12.87

Total Return on Net Asset Value(e)	81.32%	5.56%	-16.96%	-35.65	%(f)(i)

Supplemental Data:
Net Assets, End of Year/Period (000’s)	$234,137	$9,747	$4,767	$6,435
Ratio of Expenses to Average Net Assets (Before Advisory Fees Waived)	N/A	0.89%	0.92%	0.92	%(g)
Ratio of Expenses to Average Net Assets (After Advisory Fees Waived)	0.59%	0.71%	0.72%	0.72	%(g)
Ratio of Net Investment Income to Average Net Assets (Before Advisory Fees Waived)	N/A	1.42%	2.23%	1.82	%(g)
Ratio of Net Investment Income to Average Net Assets (After Advisory Fees Waived)	1.57%	1.60%	2.43%	2.02	%(g)
Portfolio Turnover(h)	51%	131%	61%	12	%(i)

(a)     The Fund commenced operations on June 4, 2018.

(b)    Calculated based on average shares outstanding during the period.

(c)     Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period and may not reconcile with the aggregate gains and losses in the statement of operations due to share transactions for the year.

(d)    Includes a less than $0.01 gain per share derived from payment from an affiliate.

(e)     Total Return on Net Asset Value is based on the change in net asset value (“NAV”) of a share during the period and assumes reinvestment of dividends and distributions at NAV. Total Return on Net Asset Value is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

(f)     Before payment from affiliate for the loss resulting from trade error, the total return for the period would have been -35.65%.

(g)    Annualized.

(h)    Excludes the impact of in-kind transactions.

(i)     Not Annualized.
The accompanying notes are an integral part of these financial statements.

Amplify ETF Trust

Amplify BlackSwan Growth & Treasury Core ETF

Financial Highlights

	Year Ended October 31, 2021	Year Ended October 31, 2020		Period Ended October 31, 2019(a)
Net Asset Value, Beginning of Year/Period	$30.87	$28.57		$25.00
Income from Investment Operations:
Net Investment Income(b)	0.09	0.12		0.43
Net Realized and Unrealized Gain(c)	5.25	3.05	(d)	3.52
Total from Investment Operations	5.34	3.17		3.95

Distributions to Shareholders
Net Investment Income	(0.07)	(0.19)		(0.38)
Net Realized Gains	(0.42)	(0.68)		—
Total from Distributions	(0.49)	(0.87)		(0.38)

Capital Share Transactions
Transaction Fees	—	0.00	(e)	—

Net Asset Value, End of Year/Period	$35.72	$30.87		$28.57

Total Return on Net Asset Value(f)	17.44%	11.29	%(j)	15.94	%(i)

Supplemental Data:
Net Assets, End of Year/Period (000’s)	$911,467	$685,231		$124,299
Ratio of Expenses to Average Net Assets	0.49%	0.49%		0.49	%(g)
Ratio of Net Investment Income to Average Net Assets	0.25%	0.40%		1.64	%(g)
Portfolio Turnover(h)	194%	162%		154	%(i)

(a)     The Fund commenced operations on November 5, 2018.

(b)    Calculated based on average shares outstanding during the period.

(c)     Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period and may not reconcile with the aggregate gains and losses in the statement of operations due to share transactions for the year.

(d)    Includes a less than $0.01 gain per share derived from payment from an affiliate. See Note 5.

(e)     Less than $0.005.

(f)     Total Return on Net Asset Value is based on the change in net asset value (“NAV”) of a share during the period and assumes reinvestment of dividends and distributions at NAV. Total Return on Net Asset Value is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

(g)    Annualized.

(h)    Excludes the impact of in-kind transactions.

(i)     Not Annualized.

(j)     Before payment from affiliate for the loss resulting from trade error, the total return for the period would have been 11.29%.

The accompanying notes are an integral part of these financial statements.

Amplify ETF Trust

Amplify International Online Retail ETF

Financial Highlights

	Year Ended October 31, 2021	Year Ended October 31, 2020		Period Ended October 31, 2019(a)
Net Asset Value, Beginning of Year/Period	$41.54	$26.73		$25.00
Income (Loss) from Investment Operations:
Net Investment Loss(b)	(0.12)	(0.07)		(0.07)
Net Realized and Unrealized Gain(c)	2.05	14.92	(d)	1.79
Total from Investment Operations	1.93	14.85		1.72

Distributions to Shareholders
Net Investment Income	—	(0.05)		—
Total from Distributions	—	(0.05)		—

Capital Share Transactions
Transaction Fees	0.02	0.01		0.01

Net Asset Value, End of Year/Period	$43.49	$41.54		$26.73

Total Return on Net Asset Value(e)	4.68%	55.70	%(i)	6.91	%(h)

Supplemental Data:
Net Assets, End of Year/Period (000’s)	$10,872	$10,386		$2,005
Ratio of Expenses to Average Net Assets	0.69%	0.69%		0.69	%(f)
Ratio of Net Investment Loss to Average Net Assets	-0.24%	-0.21%		-0.34	%(f)
Portfolio Turnover(g)	69%	83%		64	%(h)

(a)     The Fund commenced operations on January 29, 2019.

(b)    Calculated based on average shares outstanding during the period.

(c)     Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period and may not reconcile with the aggregate gains and losses in the statement of operations due to share transactions for the year.

(d)    Includes a $0.06 gain derived from a payment from affiliate.

(e)     Total Return on Net Asset Value is based on the change in net asset value (“NAV”) of a share during the period and assumes reinvestment of dividends and distributions at NAV. Total Return on Net Asset Value is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

(f)     Annualized.

(g)    Excludes the impact of in-kind transactions.

(h)    Not Annualized.

(i)     Before payment from affiliate for the loss resulting from trade error, the total return for the period would have been 55.47%.

The accompanying notes are an integral part of these financial statements.

Amplify ETF Trust

Amplify Seymour Cannabis ETF

Financial Highlights

	Year Ended October 31, 2021	Year Ended October 31, 2020	Period Ended October 31, 2019(a)
Net Asset Value, Beginning of Year/Period	$11.81	$15.61	$24.71
Income (Loss) from Investment Operations:
Net Investment Income(b)	0.01	0.31	—	(c)
Net Realized and Unrealized Gain (Loss)(d)	5.65	(4.03)	(9.10)
Total from Investment Operations	5.66	(3.72)	(9.10)

Distributions to Shareholders
Net Investment Income	(0.10)	(0.08)	—
Total from Distributions	(0.10)	(0.08)	—

Capital Share Transactions
Transaction Fees	—	0.00 (c)	—

Net Asset Value, End of Year/Period	$17.37	$11.81	$15.61

Total Return on Net Asset Value(e)	47.93%	-24.94%	-37.28	%(h)

Supplemental Data:
Net Assets, End of Year/Period (000’s)	$103,361	$6,497	$5,465
Ratio of Expenses to Average Net Assets (Before Advisory Fees Waived/Reimbursed & Securities Lending Credit)	0.97%	5.61%	6.14	%(f)
Ratio of Expenses to Average Net Assets (After Advisory Fees Waived/Reimbursed)	0.75%	2.22%	5.73	%(f)
Ratio of Expenses to Average Net Assets (After Advisory Fees Waived/Reimbursed & Securities Lending Credit)	0.75%	0.75%	0.75	%(f)
Ratio of Net Investment Income to Average Net Assets (Before Advisory Fees Waived)	-0.17%	-1.93%	6.14	%(f)
Ratio of Net Investment Income to Average Net Assets (After Advisory Fees Waived)	0.05%	2.93%	-0.10	%(f)
Portfolio Turnover(g)	124%	64%	23	%(h)

(a)     The Fund commenced operations on July 22, 2019.

(b)    Calculated based on average shares outstanding during the period.

(c)     Less than $0.005.

(d)    Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period and may not reconcile with the aggregate gains and losses in the statement of operations due to share transactions for the year.

(e)     Total Return on Net Asset Value is based on the change in net asset value (“NAV”) of a share during the period and assumes reinvestment of dividends and distributions at NAV. Total Return on Net Asset Value is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

(f)     Annualized.

(g)    Excludes the impact of in-kind transactions.

(h)    Not Annualized.

The accompanying notes are an integral part of these financial statements.

Amplify ETF Trust

Amplify Pure Junior Gold Miners ETF

Financial Highlights

	Period Ended October 31, 2021(a)
Net Asset Value, Beginning of Period	$25.00
Income (Loss) from Investment Operations:
Net Investment Income(b)	0.11
Net Realized and Unrealized Loss(c)	(1.69)
Total from Investment Operations	(1.58)

Net Asset Value, End of Period	$23.42

Total Return on Net Asset Value(d)	-6.31	%(f)

Supplemental Data:
Net Assets, End of Period (000’s)	$2,342
Ratio of Expenses to Average Net Assets	0.49	%(e)
Ratio of Net Investment Income to Average Net Assets	0.50	%(e)
Portfolio Turnover(g)	36	%(f)

(a)     The Fund commenced operations on November 30, 2020.

(b)    Calculated based on average shares outstanding during the period.

(c)     Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period and may not reconcile with the aggregate gains and losses in the statement of operations due to share transactions for the year.

(d)    Total Return on Net Asset Value is based on the change in net asset value (“NAV”) of a share during the period and assumes reinvestment of dividends and distributions at NAV. Total Return on Net Asset Value is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

(e)     Annualized.

(f)     Not Annualized.

(g)    Excludes the impact of in-kind transactions.

The accompanying notes are an integral part of these financial statements.

Amplify ETF Trust

Amplify BlackSwan ISWN ETF

Financial Highlights

	Period Ended October 31, 2021(a)
Net Asset Value, Beginning of Period	$25.00
Income from Investment Operations:
Net Investment Income(b)	0.07
Net Realized and Unrealized Gain(c)	0.48
Total from Investment Operations	0.55

Distributions to Shareholders
Net Investment Income	(0.05)
Total from Distributions	(0.05)

Net Asset Value, End of Period	$25.50

Total Return on Net Asset Value(d)	2.23	%(f)

Supplemental Data:
Net Assets, End of Period (000’s)	$43,353
Ratio of Expenses to Average Net Assets	0.49	%(e)
Ratio of Net Investment Income to Average Net Assets	0.38	%(e)
Portfolio Turnover(g)	123	%(f)

(a)     The Fund commenced operations on January 25, 2021.

(b)    Calculated based on average shares outstanding during the period.

(c)     Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period and may not reconcile with the aggregate gains and losses in the statement of operations due to share transactions for the year.

(d)    Total Return on Net Asset Value is based on the change in net asset value (“NAV”) of a share during the period and assumes reinvestment of dividends and distributions at NAV. Total Return on Net Asset Value is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

(e)     Annualized.

(f)     Not Annualized.

(g)    Excludes the impact of in-kind transactions.

The accompanying notes are an integral part of these financial statements.

Amplify ETF Trust

Amplify Cleaner Living ETF

Financial Highlights

	Period Ended October 31, 2021(a)
Net Asset Value, Beginning of Period	$25.52
Income (Loss) from Investment Operations:
Net Investment Loss(b)	(0.03)
Net Realized and Unrealized Loss(c)	(0.87)
Total from Investment Operations	(0.90)

Net Asset Value, End of Period	$24.62

Total Return on Net Asset Value(d)	-3.54	%(f)

Supplemental Data:
Net Assets, End of Period (000’s)	$1,231
Ratio of Expenses to Average Net Assets	0.59	%(e)
Ratio of Net Investment Income to Average Net Assets	-0.40	%(e)
Portfolio Turnover(g)	0	%(f)

(a)     The Fund commenced operations on June 23, 2021.

(b)    Calculated based on average shares outstanding during the period.

(c)     Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period and may not reconcile with the aggregate gains and losses in the statement of operations due to share transactions for the year.

(d)    Total Return on Net Asset Value is based on the change in net asset value (“NAV”) of a share during the period and assumes reinvestment of dividends and distributions at NAV. Total Return on Net Asset Value is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

(e)     Annualized.

(f)     Not Annualized.

(g)    Excludes the impact of in-kind transactions.

The accompanying notes are an integral part of these financial statements.

Amplify ETF Trust

Amplify Thematic All-Stars ETF

Financial Highlights

	Period Ended October 31, 2021(a)
Net Asset Value, Beginning of Period	$25.05
Income (Loss) from Investment Operations:
Net Investment Loss(b)	(0.02)
Net Realized and Unrealized Gain(c)	3.24
Total from Investment Operations	3.22

Capital Share Transactions
Transaction Fees	0.00(h)
Net Asset Value, End of Period	$28.27

Total Return on Net Asset Value(d)	12.85	%(f)(i)

Supplemental Data:
Net Assets, End of Period (000’s)	$11,308
Ratio of Expenses to Average Net Assets	0.49	%(e)
Ratio of Net Investment Income to Average Net Assets	-0.23	%(e)
Portfolio Turnover(g)	48	%(f)

(a)     The Fund commenced operations on July 20, 2021.

(b)    Calculated based on average shares outstanding during the period.

(c)     Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period and may not reconcile with the aggregate gains and losses in the statement of operations due to share transactions for the year.

(d)    Total Return on Net Asset Value is based on the change in net asset value (“NAV”) of a share during the period and assumes reinvestment of dividends and distributions at NAV. Total Return on Net Asset Value is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

(e)     Annualized.

(f)     Not Annualized.

(g)    Excludes the impact of in-kind transactions.

(h)    Less than $0.005.

(i)     Before payment from affiliate for the loss resulting from a trade error, the total return for the period would have been 12.84%. See Note 5.

The accompanying notes are an integral part of these financial statements.

Amplify ETF Trust

Amplify Digital & Online Trading ETF

Financial Highlights

	Period Ended October 31, 2021(a)
Net Asset Value, Beginning of Period	$25.27
Income (Loss) from Investment Operations:
Net Investment Income(b)	0.04
Net Realized and Unrealized Gain(c)	1.47
Total from Investment Operations	1.51

Net Asset Value, End of Period	$26.78

Total Return on Net Asset Value(d)	5.97	%(f)

Supplemental Data:
Net Assets, End of Period (000’s)	$669
Ratio of Expenses to Average Net Assets	0.59	%(e)
Ratio of Net Investment Income to Average Net Assets	1.43	%(e)
Portfolio Turnover(g)	7	%(f)

(a)     The Fund commenced operations on September 21, 2021.

(b)    Calculated based on average shares outstanding during the period.

(c)     Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period and may not reconcile with the aggregate gains and losses in the statement of operations due to share transactions for the year.

(d)    Total Return on Net Asset Value is based on the change in net asset value (“NAV”) of a share during the period and assumes reinvestment of dividends and distributions at NAV. Total Return on Net Asset Value is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

(e)     Annualized.

(f)     Not Annualized.

(g)    Excludes the impact of in-kind transactions.

The accompanying notes are an integral part of these financial statements.

Amplify ETF Trust

Notes to the Financial Statements

October 31, 2021

1.    ORGANIZATION

Amplify ETF Trust (the “Trust”) was organized as a Massachusetts business trust on January 6, 2015, and is authorized to issue an unlimited number of shares in one or more series of funds. The Trust is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust consists of three diversified funds, Amplify High Income ETF (“YYY”), Amplify Online Retail ETF (“IBUY”) and Amplify Transformational Data Sharing ETF (“BLOK”) and ten non-diversified funds, Amplify CWP Enhanced Dividend Income ETF (“DIVO”), Amplify Lithium & Battery Technology ETF (formerly Amplify Advanced Battery Metals and Materials ETF) (“BATT”), Amplify BlackSwan Growth & Treasury Core ETF (“SWAN”), Amplify International Online Retail ETF (“XBUY”), Amplify Seymour Cannabis ETF (“CNBS”), Amplify Pure Junior Gold Miners ETF (“JGLD”), Amplify BlackSwan ISWN ETF (“ISWN”), Amplify Cleaner Living ETF (“DTOX”), Amplify Thematic All-Stars ETF (“MVPS”) and Amplify Digital & Online Trading ETF (“BIDS”) (each a “Fund” and collectively the “Funds”). Each Fund represents a beneficial interest in a separate portfolio of securities and other assets, with their own investment objectives and policies.

The investment objective of YYY is to seek investment results that generally correspond (before fees and expenses) to the price and yield of the ISE High IncomeTM Index. YYY commenced operations on June 11, 2012. The investment objective of IBUY is to seek investment results that generally correspond (before fees and expenses) to the price and yield of the EQM Online Retail Index. IBUY commenced operations on April 19, 2016. The investment objective of DIVO is to seek to provide current income as its primary objective and to provide capital appreciation as its secondary objective. DIVO commenced operations on December 13, 2016. The investment objective of BLOK is to seek to provide investors with total return. BLOK commenced operations on January 16, 2018. The investment objective of BATT is to seek investment results that generally correspond (before fees and expenses) to the price and yield of the EQM Lithium & Battery Technology Index. BATT commenced operations on June 4, 2018. The investment objective of SWAN is to seek investment results that generally correspond (before fees and expenses) to the price and yield of the S-Network BlackSwan Core Index. SWAN commenced operations on November 5, 2018. The investment objective of XBUY is to seek investment results that generally correspond (before fees and expenses) to the price and yield of the EQM International Ecommerce Index. XBUY commenced operations on January 29, 2019. The investment objective of CNBS is to seek to provide investors capital appreciation. CNBS commenced operations on July 22, 2019. The investment objective of JGLD is to seek investment results that generally correspond (before fees and expenses) to the price and yield of the EQM Pure Junior Gold Miners Index. JGLD commenced operations on November 30, 2020. The investment objective of ISWN is to seek investment results that generally correspond (before fees and expenses) to the price and yield of the S-Network BlackSwan International Index. ISWN commenced operations on January 25, 2021. The investment objective of DTOX is to seek investment results that generally correspond (before fees and expenses) to the price and yield of the Tematica BITA Cleaner Living Index. DTOX commenced operations on June 23, 2021. The investment objective of MVPS is to seek investment results that generally correspond (before fees and expenses) to the price and yield of the ETF All-Stars Thematic Composite Index. MVPS commenced operations on July 20, 2021. The investment objective of BIDS is to seek s investment results that generally correspond (before fees and expenses) to the price and yield of the BlueStar® Global E-Brokers and Digital Capital Markets Index. BIDS commenced operations on September 21, 2021.

The Funds list and principally trade their shares on the New York Stock Exchange Arca (“NYSE”) (“Exchange”). Shares of the Funds trade on the Exchange at market prices that may be below, at, or above the Funds’ net asset value (“NAV”). YYY, IBUY, DIVO, BLOK, BATT, and CNBS will issue and redeem shares on a continuous basis at NAV only in large blocks of shares, typically 50,000 shares, called “Creation Units.” SWAN will issue and redeem shares on a continuous basis at NAV only in creation units of, typically 10,000 shares. XBUY, JGLD, ISWN, DTOX, MVPS and BIDS will issue and redeem shares on a continuous basis at NAV only in creation units of, typically 25,000 shares. Creation Units will be issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally will trade in the secondary market at market prices that change throughout the day in quantities less than a Creation Unit. Except when aggregated in Creation Units, shares are not redeemable securities of a Fund. Shares of a Fund may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or

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Notes to the Financial Statements

October 31, 2021 (Continued)

(ii) a DTC participant and, in each case, must have executed an Authorized Participant Agreement with Foreside Fund Services, LLC (“the Distributor”). Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the shares directly from the Funds. Rather, most retail investors will purchase shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees.

A creation unit will generally not be issued until the transfer of good title of the deposit securities to CNBS and the payment of any cash amounts have been completed. To the extent contemplated by the applicable authorized participant agreement, Creation Units of CNBS will be issued to such authorized participant notwithstanding the fact that CNBS deposits have not been received in part or in whole, in reliance on the undertaking of the authorized participant to deliver the missing deposit securities as soon as possible, which undertaking shall be secured by such authorized participant’s delivery and maintenance of collateral consisting of cash in the form of U.S. dollars immediately available funds having a value (marked to market daily) at least equal to 105% of the value of the missing deposit securities.

Each Fund currently offers one class of shares, which has no front end sales load, no deferred sales charge, and no redemption fee. A purchase or redemption (i.e. creation or redemption) transaction fee of $500 is imposed for the transfer and other transaction costs associated with the purchase or redemption of Creation Units for YYY, IBUY, DIVO, BLOK, CNBS and DTOX. A purchase or redemption transaction fee of $1,000 is imposed for BATT. A purchase or redemption transaction fee of $250 is imposed for SWAN and ISWN. A purchase or redemption transaction fee of $750 is imposed for XBUY, JGLD and BIDS. A purchase or redemption transaction fee of $1,500 is imposed for MVPS. The Funds may issue an unlimited number of shares of beneficial interest, with par value of $0.01 per share. All shares of the Funds have equal rights and privileges.

2.    SIGNIFICANT ACCOUNTING POLICIES

The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services – Investment Companies.

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

SECURITY VALUATION

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Funds disclose fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The following describes the levels of the fair value hierarchy:

Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

Level 2 – Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 – Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Amplify ETF Trust

Notes to the Financial Statements

October 31, 2021 (Continued)

The valuation techniques used by the Funds to measure fair value for the year ended October 31, 2021 maximized the use of observable inputs and minimized the use of unobservable inputs.

For the year ended October 31, 2021, there have been no significant changes to the Funds’ fair valuation methodologies.

Common stocks, preferred stock, and other equity securities listed on any national or foreign exchange (excluding Nasdaq) and the London Stock Exchange Alternative Investment Market (“AIM”) will be valued at the last price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the exchange representing the principal market for such securities. Foreign securities and other assets denominated in foreign currencies are translated into U.S. dollars at the current exchange rate, which approximates fair value. Redeemable securities issued by open-end investment companies shall be valued at the investment company’s applicable NAV, with the exception of exchange-traded open-end and closed-end investment companies which are priced as equity securities. Exchange-traded options will be valued at the current mean price where such contracts are principally traded. Securities traded in the over-the-counter market are valued at the mean of the bid and the asked price, if available, and otherwise at their closing bid price. Fixed income securities will be valued at the mean price. Fixed income securities having a remaining maturity of 60 days or less when purchased will be valued at the current market price. If there is no current market available then the securities will be valued at cost and adjusted for amortization of premiums and accretions of discounts. Swaps will be valued by using the market close price of the underlying holdings. If there is no current market price available, then the securities will be valued at the last price.

If no quotation is available from either a pricing service, or one or more brokers or if the pricing committee has reason to question the reliability or accuracy of a quotation supplied, securities are valued at fair value as determined in good faith by the pricing committee, pursuant to procedures established under the general supervision and responsibility of the Fund’s Board of Trustees (the “Board”).

The following is a summary of the fair valuations according to the inputs used to value the Funds’ investments as of October 31, 2021:

Category	YYY	IBUY	DIVO	BLOK	BATT
Investments in Securities
Assets
Level 1
Investment Companies	$447,424,923	$—	$—	$—	$—
Common Stocks	—	894,017,931	592,745,036	1,304,430,168	233,200,498
Exchange Traded Funds			72,034,353	64,751,464	—
Money Market Funds	479,599	3,105,588	—	91,164,274	316,257
Investments Purchased with Proceeds from Securities Lending	17,004,950	101,273,216	—	213,507,916	27,769,985
Total Level 1	464,909,472	998,396,735	664,779,389	1,673,853,822	261,286,740
Level 2
Rights	$61,510	$—	$—	$—	$—
Total Level 2	61,510	—	—	—	—

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Notes to the Financial Statements

October 31, 2021 (Continued)

Category	YYY	IBUY	DIVO	BLOK	BATT
Level 3
Convertible Bonds	—	—	—	26,678,603	—
Total Level 3	—	—	—	26,678,603	—
Total	$464,970,982	$998,396,735	$664,779,389	$1,700,532,425	$261,286,740
Other Financial Instruments(a)
Liabilities
Level 1
Options Written	$—	$—	$173,350	$—	$—
Total Level 1	—	—	173,350	—	—
Level 2	—	—	—	—	—
Total Level 2	—	—	—	—	—
Level 3	—	—	—	—	—
Total Level 3	—	—	—	—	—
Total	$—	$—	$173,350	$—	$—
Category	SWAN	XBUY	CNBS	JGLD	ISWN
Investments in Securities
Assets
Level 1
Common Stocks	$—	$10,863,958	$70,588,404	$2,337,588	$—
Money Market Funds	3,677,816	9,667	15,100,000	5,135	98,010
Purchased Options	159,689,560	—	—	—	5,507,190
U.S. Government Notes/Bonds	746,524,696	—	—	—	37,674,698
Investments Purchased with Proceeds from Securities Lending	—	959,654	—	—	—
Total Level 1	909,892,072	11,833,279	85,688,404	2,342,723	43,279,898
Level 2
Total Level 2	—	—	—	—	—
Level 3
Total Level 3	—	—	—	—	—
Total	$909,892,072	$11,833,279	$85,688,404	$2,342,723	$43,279,898
Other Financial Instruments(a)
Liabilities
Level 1
Total Return Swaps	$—	$—	$2,184,214	$—	$—
Total Level 1	—	—	2,184,214	—	—
Level 2	—	—	—	—	—
Total Level 2	—	—	—	—	—
Level 3	—	—	—	—	—
Total Level 3	—	—	—	—	—
Total	$—	$—	$2,184,214	$—	$—

Amplify ETF Trust

Notes to the Financial Statements

October 31, 2021 (Continued)
Category	DTOX	MVPS	BIDS
Investments in Securities
Assets
Level 1
Common Stocks	$1,230,769	$11,241,383	$664,840
Preferred Stock	—	26,737	—
Money Market Funds	592	50,138	1,661
Investments Purchased with Proceeds from Securities Lending	—	—	—
Total Level 1	1,231,361	11,318,258	666,501
Level 2
Total Level 2	—	—	—
Level 3
Total Level 3	—	—	—
Total	$1,231,361	$11,318,258	$666,501

See the Schedules of Investments for further disaggregation of investment categories.

(a)       Other Financial Instruments are derivative instruments not reflected in the Schedule of Investments, such as options written and total return swap agreements, which are reflected at value.

For the year ended October 31, 2021, there were no transfers into or out of Level 3 for the Funds. Below is a reconciliation of securities in Level 3 for the Funds.

	Balance as of 10/31/2020	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)	Purchases/ Acquisition	Sales	Corporate Action	Transfers In/Out of Level 3	Balance as of 10/31/2021	Net Change in Unrealized Appreciation (Depreciation) on Securities held at 10/31/2021
BATT – Common Stocks	$—	$(241,385)	$241,991	$—	$—	$(606)	$—	$—	$—
BLOK – Convertible Bonds	—	—	9,863	26,668,740	—	—	—	26,678,603	26,678,603

The following is a summary of quantitative information about Level 3 Fair Value Measurements:

BLOK	Fair Value as of 10/31/2021	Valuation Techniques	Unobservable Input	Range/Weighted Average Unobservable Input
Convertible Bonds	$26,678,603	Cost	None	—

OPTION WRITING

DIVO will employ an option strategy in which it will write U.S. exchange-traded covered call options on Equity Securities in the portfolio in order to seek additional income (in the form of premiums on the options) and selective repurchase of such options. A call option written (sold) by DIVO will give the holder (buyer) the right to buy a certain equity security at a predetermined strike price from DIVO. A premium is the income received by an investor who sells or writes an option contract to another party. DIVO seeks to lower risk and enhance total return by tactically selling short-term call options on some, or all, of the equity securities in the portfolio. Specifically, DIVO seeks to provide gross income of approximately 2-3% from dividend income and 2-4% from option premium, plus the potential for capital appreciation. Unlike a systematic covered call program, DIVO is not obligated to continuously cover each individual equity position. When one of the underlying stocks demonstrates strength or an increase in implied volatility, DIVO identifies that opportunity and sells call options tactically, rather than keeping all positions covered and limiting potential upside.

Amplify ETF Trust

Notes to the Financial Statements

October 31, 2021 (Continued)

When DIVO writes an option, an amount equal to the premium received by DIVO is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by DIVO on the expiration date as realized gains from options written. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether DIVO has realized a gain or loss. DIVO, as a writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. During the period, DIVO used written covered call options in a manner consistent with the strategy described above.

SWAN and ISWN’s investments in options contracts will primarily be long-term equity anticipation securities known as LEAP Options. LEAP Options are long-term exchange-traded call options that allow holders the opportunity to participate in the underlying securities’ appreciation in excess of a specified strike price without receiving payments equivalent to any cash dividends declared on the underlying securities. A holder of a LEAP Option will be entitled to receive a specified number of shares of the underlying stock upon payment of the exercise price, and therefore the LEAP Option will be exercisable at any time the price of the underlying stock is above the strike price. However, if at expiration the price of the underlying stock is at or below the strike price, the LEAP Option will expire and be worthless.

SWAP AGREEMENTS

CNBS may enter into total return swaps for investment purposes. Total return swaps are agreements to exchange the return generated by one instrument for the return generated by another instrument. For example, the agreement to pay a predetermined or fixed interest rate in exchange for a market-linked return based on a notional amount. To the extent the total return of a referenced index or instrument exceeds the offsetting interest obligation, a Fund will receive a payment from the counterparty. To the extent it is less, a Fund will make a payment to the counterparty. The marked-to-market value less a financing rate, if any, is recorded in net unrealized appreciation (depreciation) on swaps on the Statements of Assets and Liabilities. At termination or maturity date, a net cash flow is exchanged where the total return is equivalent to the return of the underlying reference asset less a financing rate, if any, and is recorded in net realized gain (loss) on swaps on the Statements of Operations. To the extent the marked-to market value of a total return swap appreciates to the benefit of a Fund and exceeds certain contractual thresholds, a Fund’s counterparty may be contractually required to provide collateral. If the marked-to-market value of a total return swap depreciates in value to the benefit of a counterparty and exceeds certain contractual thresholds, a Fund would generally be required to provide collateral for the benefit of its counterparty. Assets provided by the Funds as collateral are reflected as a component of investments in unaffiliated securities at value on the Statements of Assets and Liabilities and are noted on the Schedules of Investments. Assets provided to a Fund by a counterparty as collateral are not assets of the Fund and are not a component of a Fund’s net asset value.

The value of derivative instruments on the Statements of Assets and Liabilities for DIVO, SWAN, CNBS, and ISWN as of October 31, 2021 is as follows:

DIVO

Statement of Assets and Liabilities - Values of Derivative Instruments as of October 31, 2021

	Liability Derivatives
Derivatives	Location	Value
Equity Contracts - Options	Options Written, at Value	$173,350

The effect of Derivative Instruments on the Statement of Operations for the year ended October 31, 2021 is as follows:

Amount of Realized Gain on Derivatives Recognized in Income		Change in Unrealized Appreciation on Derivatives Recognized in Income
Derivatives	Options Written	Derivatives	Options Written
Equity Contracts	$3,809,145	Equity Contracts	$85,414

Amplify ETF Trust

Notes to the Financial Statements

October 31, 2021 (Continued)

SWAN

Statement of Assets and Liabilities - Values of Derivative Instruments as of October 31, 2021

	Asset Derivatives
Derivatives	Location	Value
Equity Contracts - Options	Investments, at Value	$159,689,560

The effect of Derivative Instruments on the Statement of Operations for the year ended October 31, 2021 is as follows:

Amount of Realized Gain on Derivatives Recognized in Income		Change in Unrealized Appreciation on Derivatives Recognized in Income
Derivatives	Options Purchased	Derivatives	Options Purchased
Equity Contracts	$82,662,467	Equity Contracts	$64,555,904

CNBS

Statement of Assets and Liabilities - Values of Derivative Instruments as of October 31, 2021

	Liability Derivatives
Derivatives	Location	Value
Swaps	Net Unrealized Depreciation on Swaps	$(2,184,214)

The effect of Derivative Instruments on the Statement of Operations for the year ended October 31, 2021 is as follows:

Amount of Realized Loss on Derivatives Recognized in Income		Change in Unrealized Depreciation on Derivatives Recognized in Income
Derivatives	Swaps Executed	Derivatives	Swaps Executed
Swaps	$(13,078,332)	Swaps	$(2,184,214)

ISWN

Statement of Assets and Liabilities - Values of Derivative Instruments as of October 31, 2021

	Asset Derivatives
Derivatives	Location	Value
Equity Contracts - Options	Investments, at Value	$5,507,190

The effect of Derivative Instruments on the Statement of Operations for the period ended October 31, 2021 is as follows:

Amount of Realized Gain on Derivatives Recognized in Income		Change in Unrealized Appreciation on Derivatives Recognized in Income
Derivatives	Options Purchased	Derivatives	Options Purchased
Equity Contracts	$976,595	Equity Contracts	$394,519

The average monthly value of options written in DIVO during the year ended October 31, 2021 was $(415,284). The average monthly value of options purchased in SWAN during the year ended October 31, 2021 was $129,363,778. The average monthly notional amount of swaps executed in CNBS during the year ended October 31, 2021 was $18,170,542. The average monthly value of options purchased in ISWN during the period ended October 31, 2021 was $5,009,847.

Amplify ETF Trust

Notes to the Financial Statements

October 31, 2021 (Continued)

OFFSETTING ASSETS AND LIABILITIES

DIVO and CNBS are subject to various Master Netting Arrangements, which govern the terms of certain transactions with select counterparties. The Master Netting Arrangements allow the Funds to close out and net their total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty. The Master Netting Arrangements also specify collateral posting arrangements at pre-arranged exposure levels. Under the Master Netting Arrangements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Netting Arrangement with a counterparty in a given account exceeds a specified threshold depending on the counterparty and type of Master Netting Arrangement.

The effect of Derivative Instruments on the Statement of Operations for the year ended October 31, 2021 is as follows:

Liabilities				Gross Amounts not offset in the Statement of Assets and Liabilities
Description/Counterparty	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts Presented in the Statement of Assets and Liabilities	Financial Instruments	Collateral Pledged	Net Amount
DIVO
Options Written
Susquehanna Financial Group	$173,350	$—	$173,350	$173,350	$—	$—
CNBS
Swaps Executed
Cowen Financial Products, LLC	$2,184,214	$—	$2,184,214	$—	$2,184,214	$—

In some instances, the collateral amounts disclosed in the tables were adjusted due to the requirement to limit the collateral amounts to avoid the effect of overcollateralization. Actual collateral received/pledged may be more than the amounts disclosed herein.

SHARE VALUATION

The NAV per share of the Funds is calculated by dividing the sum of the value of the securities held by the Funds, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for each Fund, rounded to the nearest cent. The Funds’ shares will not be priced on the days on which the NYSE is closed for trading. The offering and redemption price per share for the Funds is equal to the Funds’ NAV.

USE OF ESTIMATES

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates.

FOREIGN CURRENCY TRANSLATION

The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the relevant rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rates on investments and currency gains or losses realized between the trade and settlement dates on securities transactions from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains

Amplify ETF Trust

Notes to the Financial Statements

October 31, 2021 (Continued)

(loss) on investments on the Statements of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on foreign currency transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent amounts actually received or paid.

SECURITY TRANSACTIONS AND INVESTMENT INCOME

Security transactions are accounted for on trade date. Costs used in determining realized gains and losses on the sale of investment securities are based on specific identification. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates. Discounts and premiums on securities purchased are accreted and amortized over the lives of the respective securities using the effective interest method.

Paid-in-kind interest income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received.

Distributions received from the Fund’s investments in closed-end funds (“CEFs”) are recorded as ordinary income, net realized capital gain or return of capital based on information reported by the CEFs and management’s estimates of such amounts based on historical information. These estimates are adjusted with the tax returns after the actual source of distributions has been disclosed by the CEFs and may differ from the estimated amounts.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS

Dividends from net investment income and net realized capital gains, if any, will be declared and paid at least annually by the Funds. All distributions are recorded on the ex-dividend date.

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investments and foreign currency for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to distributable earnings/ (accumulated deficit) and paid-in capital, as appropriate, in the period that the differences arise.

GUARANTEES AND INDEMNIFICATIONS

In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect risk of loss to be remote.

ORGANIZATIONAL AND OFFERING COSTS

All organizational costs incurred to establish the Funds were paid by the Adviser and are not subject to reimbursement.

3.    AGREEMENTS

The Adviser serves as investment adviser to the Funds. Pursuant to an Investment Management Agreement (the “Management Agreement”) between the Trust, on behalf of the Funds, and the Adviser, the Adviser provides investment advice to the Funds and oversees the day-to-day operations of the Funds, subject to the direction and control of the Board and the officers of the Trust.

Amplify ETF Trust

Notes to the Financial Statements

October 31, 2021 (Continued)

Under the Management Agreement, the Funds will pay the following investment advisory fees to the Adviser as compensation for the services rendered, facilities furnished, and expenses paid by it (with the exception of CNBS), including the cost of transfer agency, custody, fund administration, legal, audit and other service and license fees, but excluding interest, taxes, brokerage commissions, and other expenses connected with the execution of portfolio transactions, distribution and service fees payable pursuant to a Rule 12b-1 Plan, if any, and extraordinary expenses.

Fund	Annual Rate of Average Daily Net Assets
YYY	0.50%
IBUY	0.65%
DIVO	0.55%
BLOK	0.70%
BATT	0.59%
SWAN	0.49%
XBUY	0.69%
CNBS	0.65%
JGLD	0.49%
ISWN	0.49%
DTOX	0.59%
MVPS	0.49%
BIDS	0.59%

For the period November 1, 2020 to February 28, 2021, DIVO and BLOK were obligated to pay the Adviser 0.95% and 0.90%, respectively at an annual rate of average daily net assets. Effective March 1, 2021, DIVO and BLOK were obligated to pay the Adviser 0.55% and 0.70%, respectively at an annual rate of average daily net assets.

Pursuant to a contractual agreement between the Trust, on behalf of DIVO and BLOK, management fees paid to the Adviser were reduced by 0.46% and 0.20%, respectively from November 1, 2020 to February 28, 2021. This contractual agreement expired on March 1, 2021. For the period ended October 31, 2021, the Adviser’s management fee was reduced by $273,759 and $294,974 in DIVO and BLOK, respectively. The Adviser is not eligible to recoup these amounts.

Pursuant to a contractual agreement between the Trust on behalf of CNBS, the Adviser has agreed to waive or reduce its fees to assume other expenses of CNBS, if necessary, in amounts that limit CNBS’ total operating expenses (exclusive of any Rule 12b-1 fees, taxes, interest, brokerage fees, acquired fund fees and expenses, expenses incurred in connection with any merger, reorganization, or proxy solicitation, litigation, and other extraordinary expenses) to not more than 0.75% of the average daily net assets of CNBS. For the period ended October 31, 2021, the Adviser’s management fee was reduced by $211,704 and the Advisor paid $15,679 of fund expenses. This contractual agreement will continue until March 1, 2022. The Adviser is entitled to recoup any fees that it waived and/or fund expenses that it paid for a period of three years following such fee waivers and/or expense payments per the Expense Reimbursement and Fee Waiver Agreement as outlined in the schedule below:

Recoupment Expiration	Amount of Recoupment
October 31, 2022	$5,512
October 31, 2023	$164,282
October 31, 2024	$227,383

Amplify ETF Trust

Notes to the Financial Statements

October 31, 2021 (Continued)

The Adviser has overall responsibility for overseeing the investment of the Funds’ assets, managing the Funds’ business affairs and providing certain clerical, bookkeeping and other administrative services for the Trust. Penserra Capital Management, LLC (“Penserra”) serves as the Sub-Adviser to YYY, IBUY, XBUY, CNBS, DTOX, and BIDS. Toroso Investments, LLC (“Toroso”) serves as the Sub-Adviser to BLOK, BATT, JGLD, and MVPS. Penserra and Capital Wealth Planning, LLC (“CWP”) serve as the Sub-Advisers to DIVO. ARGI Investment Services, LLC (“ARGI”) and Toroso serve as the Sub-Advisers to SWAN and ISWN (Penserra, together with CWP, Toroso, and ARGI the “Sub-Advisers,” and each, a “Sub-Adviser”). Each Sub-Adviser has responsibility for selecting and continuously monitoring the Fund’s investments. Sub-Advisory fees earned by Penserra, CWP, Toroso, and ARGI are paid by the Adviser.

For the year ended October 31, 2021, the Funds paid Penserra Securities, LLC, an affiliate of Penserra, $72,375 for brokerage commissions. U.S. Bancorp Fund Services, LLC (“Fund Services” or “Administrator”), doing business as U.S. Bank Global Fund Services, acts as the Funds’ Administrator and, in that capacity, performs various administrative and accounting services for the Funds. The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the Board; monitors the activities of the Funds’ custodian, transfer agent and accountant. Fund Services also serves as the transfer agent and fund accountant to the Funds. U.S. Bank N.A. (“USB”), an affiliate of Fund Services, serves as the Funds’ custodian and securities lending agent with the exception of CNBS. Cowen Execution Service, LLC (“Cowen”) serves as the custodian and securities lending agent (together, USB and Cowen are the “Securities Lending Agents”) for CNBS. For the period ended October 31, 2021, CNBS paid Cowen and Company, LLC, an affiliate of Cowen, $130,190 for brokerage commissions.

The Distributor acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares.

Certain officers and Trustees of the Trust are also officers or employees of the Adviser or its affiliates. For their services, the Chief Compliance Officer and the Principal Financial Officer are entitled to receive compensation via reimbursement to the Adviser from CNBS pursuant to their fee arrangements with CNBS.

4.    SECURITIES LENDING

The Funds may lend up to 33 1/3% of the value of the securities in their portfolios to brokers, dealers and financial institutions (but not individuals) under terms of participation in a securities lending programs administered by the Securities Lending Agents. The securities lending agreements require that loans are collateralized at all times in an amount equal to at least 102% of the value of any domestic loaned securities at the time of the loan, plus accrued interest. The use of loans of foreign securities, which are denominated and payable in U.S. dollars, shall be collateralized in an amount equal to 105% of the value of any loaned securities at the time of the loan plus accrued interest.

The Funds receive compensation in the form of fees and earn interest on the non-cash and cash collateral. Due to timing issues of when a security is recalled from loan, the financial statements may differ in presentation. The amount of fees depends on a number of factors including the type of security and length of the loan. The Funds continue to receive interest payments or dividends on the securities loaned during the borrowing period. Gain or loss in the value of securities loaned that may occur during the term of the loan will be for the account of the Funds. The Funds have the right under the terms of the securities lending agreements to recall the securities from the borrower on demand.

As of October 31, 2021, YYY, IBUY, BLOK, BATT, XBUY, and CNBS had loaned securities and received cash collateral for the loans. The cash collateral is invested by the Securities Lending Agents in accordance with approved investment guidelines. Those guidelines require the cash collateral to be invested in readily marketable, high quality, short-term obligations; however, such investments are subject to risk of payment delays or default on the part of the issuer or counterparty or otherwise may not generate sufficient interest to support the costs associated with securities lending. The Funds could also experience delays in recovering its securities and possible loss of income or value if the borrower fails to return the borrowed securities, although the Funds are indemnified from this risk by contract with the Securities Lending Agents.

Amplify ETF Trust

Notes to the Financial Statements

October 31, 2021 (Continued)

As of October 31, 2021, the values of the securities on loan and payable for collateral due to brokers were as follows:

Fund	Value of Securities on Loan	Payable for Collateral Received
YYY	$16,328,804	$17,004,950	(a)
IBUY	$98,390,297	$101,273,216	(a)
DIVO	$—	$—
BLOK	$229,855,550	$213,507,916	(a)
BATT	$27,183,380	$27,769,985	(a)
SWAN	$—	$—
XBUY	$907,102	$959,654	(a)
CNBS	$3,255,082	$3,380,082	(b)
JGLD	$—	$—
ISWN	$—	$—
DTOX	$—	$—
MVPS	$—	$—
BIDS	$—	$—

(a)       The cash collateral received was invested in the First American Government Obligations Fund as shown on the schedule of investments, a short-term investment portfolio with an overnight and continuous maturity. The investment objective is to seek to maximize current income and daily liquidity by purchasing U.S. government securities and repurchase agreements collateralized by such obligations.

(b)       Cash collateral is maintained with The Bank of New York Mellon (“BNY”) under a Collateral Account Control Agreement between the Fund, BNY, and Cowen.

The interest income earned by the Funds on investments of cash collateral received from borrowers for the securities loaned to them (“Securities Lending Income”) is reflected in the Funds’ Statements of Operations. Fees and interest income earned on collateral investments and recognized by the Funds during the year ended October 31, 2021, were as follows:

Fund	Fees and Interest Earned
YYY	$245,660
IBUY	$730,530
DIVO	$—
BLOK	$6,496,427
BATT	$703,054
SWAN	$—
XBUY	$78,018
CNBS	$457,134
JGLD	$—
ISWN	$—
DTOX	$—
MVPS	$—
BIDS	$—

Amplify ETF Trust

Notes to the Financial Statements

October 31, 2021 (Continued)

Fees and interest income earned on collateral investments and recognized by the Funds under the securities lending program is reflected in the Funds’ Statements of Operations as securities lending income.

Due to the absence of a master netting agreement related to the Funds’ participation in securities lending, no additional offsetting disclosures have been made on behalf of the Funds for the total borrowings listed above.

5.    INVESTMENT TRANSACTIONS

For the year/period ended October 31, 2021, the purchases and sales of investments in securities, excluding in-kind transactions and short-term securities were:

Fund	Purchases	Sales
YYY	$341,016,892	$327,539,598
IBUY	807,554,398	799,616,581
DIVO	331,434,666	378,716,541
BLOK	750,573,687	374,745,161
BATT	142,333,312	70,523,920
SWAN	1,661,585,785	1,477,829,074
XBUY	14,122,198	13,840,553
CNBS	99,759,934	133,378,566
JGLD	750,918	720,539
ISWN	68,594,258	28,389,661
DTOX	—	—
MVPS	2,520,540	1,088,607
BIDS	6,945	9,475

For the year/period ended October 31, 2021, in-kind transactions associated with creations and redemptions were:

Fund	Purchases	Sales
YYY	$238,939,833	$80,041,551
IBUY	759,887,886	1,114,416,913
DIVO	538,709,761	2,994,044
BLOK	1,018,610,925	484,833,754
BATT	176,366,679	62,222,561
SWAN	1,491,335	—
XBUY	17,163,671	16,659,273
CNBS	167,818,394	27,616,879
JGLD	3,189,620	661,138
ISWN	—	—
DTOX	1,274,729	—
MVPS	9,573,258	625,205
BIDS	630,593	—

Amplify ETF Trust

Notes to the Financial Statements

October 31, 2021 (Continued)

There were no purchases or sales of long-term U.S. Government securities by the Funds, except SWAN and ISWN. Included in the amounts for SWAN were $1,586,681,018 of purchases and $1,420,485,846 of sales of U.S. Government Securities during the year ended October 31, 2021. Included in the amounts for ISWN were $66,710,092 of purchases and $28,389,661 of sales of U.S. Government Securities during the period ended October 31, 2021.

During the year ended October 31, 2021, MVPS had a trade error due to incorrect trade instructions. This resulted in a loss to the Fund of $922, which was reimbursed to the Fund by an affiliate.

6.    FEDERAL INCOME TAXES

As of and during the year ended October 31, 2021, the Funds did not have any tax positions that did not meet the “more-likely-than-not” threshold of being sustained by the applicable tax authority. As of and during the year/period ended October 31, 2021, the Funds did not have liabilities for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statements of Operations. During the year ended October 31, 2021, the Funds did not incur any interest or penalties.

The tax composition of distributions paid during the year ended October 31, 2021 for the Funds was as follows:

	Ordinary Income	Capital Gains	Return of Capital
YYY	$19,232,860	$—	$14,547,140
IBUY	7,766,866	—	—
DIVO	19,139,503	1,252,990	1,776,088
BLOK	6,448,385	—	—
BATT	87,235	—	—
SWAN	8,793,909	2,772,330	—
XBUY	—	—	—
CNBS	151,546	—	—
JGLD	—	—	—
ISWN	80,874	—	—
DTOX	—	—	—
MVPS	—	—	—
BIDS	—	—	—

The tax composition of distributions paid during the year/period ended October 31, 2020 for the Funds was as follows:

	Ordinary Income	Capital Gains	Return of Capital
YYY	$14,936,155	$—	$8,398,167
IBUY	732,203	—	—
DIVO	597,840	644,332	1,835,660
BLOK	2,023,741	—	—
BATT	158,755	—	—
SWAN	4,804,059	—	—
XBUY	3,649	—	—
CNBS	27,000	—	—

Amplify ETF Trust

Notes to the Financial Statements

October 31, 2021 (Continued)

The Funds intend to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute substantially all taxable income and capital gains to shareholders. Therefore, no federal income or excise tax provision has been made.

The cost basis of investments and distributable earnings (accumulated deficit) for federal income tax purposes as of October 31, 2021 was as follows:

	YYY	IBUY	DIVO	BLOK	BATT
	Investments	Investments	Investments	Investments	Investments
Tax cost of investments	$452,911,670	$999,169,075	$597,529,313	$1,596,943,658	$238,820,821
Gross tax unrealized appreciation	22,480,438	161,769,590	73,771,942	290,133,116	41,755,574
Gross tax unrealized depreciation	(10,421,126)	(162,541,930)	(6,521,866)	(186,544,349)	(19,289,655)
Net tax unrealized appreciation (depreciation)	12,059,312	(772,340)	67,250,076	103,588,767	22,465,919
Undistributed ordinary income	—	—	—	164,093,930	5,182,897
Undistributed long-term capital gain	—	—	—	—	—
Total accumulated gain	—	—	—	164,093,930	5,182,897
Other accumulated gain (loss)	(17,039,464)	(44,479,147)	50,461	(73,263,370)	(7,836,746)
Distributable earnings/(accumulated deficit)	$(4,980,152)	$(45,251,487)	$67,300,537	$194,419,327	$19,812,070
	SWAN	XBUY	CNBS	JGLD	ISWN
	Investments	Investments	Investments	Investments	Investments
Tax cost of investments	$837,817,797	$14,328,550	$139,796,195	$2,642,048	$42,744,288
Gross tax unrealized appreciation	78,354,189	977,180	3,778,407	85,365	1,083,348
Gross tax unrealized depreciation	(6,279,914)	(3,472,451)	(57,886,198)	(384,690)	(547,738)
Net tax unrealized appreciation (depreciation)	72,074,275	(2,495,271)	(54,107,791)	(299,325)	535,610
Undistributed ordinary income	17,819,200	—	—	13,393	181,279
Undistributed long-term capital gain	26,156,250	—	—	—	—
Total accumulated gain	43,975,450	—	—	13,393	181,279
Other accumulated gain (loss)	—	(736,959)	(1,886,961)	(17,430)	—
Distributable earnings/(accumulated deficit)	$116,049,725	$(3,232,230)	$(55,994,752)	$(303,362)	$716,889
	DTOX	MVPS	BIDS
	Investments	Investments	Investments
Tax cost of investments	$1,274,827	$10,504,494	$630,849
Gross tax unrealized appreciation	104,872	1,187,702	85,423
Gross tax unrealized depreciation	(148,338)	(373,938)	(49,771)
Net tax unrealized appreciation (depreciation)	(43,466)	813,764	35,652
Undistributed ordinary income	—	—	2,097
Undistributed long-term capital gain	—	138	—
Total accumulated gain	—	138	2,097
Other accumulated gain (loss)	(1,664)	(3,595)	(9)
Distributable earnings/(accumulated deficit)	$(45,130)	$810,307	$37,740

Amplify ETF Trust

Notes to the Financial Statements

October 31, 2021 (Continued)

The difference between book and tax-basis cost is attributable to the deferral on wash sales and passive foreign investment companies.

At October 31, 2021, the Funds deferred, on a tax basis, late year ordinary losses of:

Late Year Ordinary Loss Deferral
YYY	$—
IBUY	5,578,170
DIVO	—
BLOK	—
BATT	—
SWAN	—
XBUY	49,674
CNBS	—
JGLD	—
ISWN	—
DTOX	1,664
MVPS	3,610
BIDS	—

At October 31, 2021, the Funds had the following capital loss carryforwards:

	Short-Term	Long-Term	Expires
YYY	$1,854,161	$15,185,303	Unlimited
IBUY	10,443,551	28,456,548	Unlimited
DIVO	—	—	—
BLOK	68,306,024	4,947,905	Unlimited
BATT	5,904,508	1,928,376	Unlimited
SWAN	—	—	—
XBUY	629,249	58,008	Unlimited
CNBS	1,887,162	—	Unlimited
JGLD	17,429	—	Unlimited
ISWN	—	—	—
DTOX	—	—	—
MVPS	—	—	—
BIDS	—	—	—

Amplify ETF Trust

Notes to the Financial Statements

October 31, 2021 (Continued)

Additionally, U.S. GAAP require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. The permanent differences primarily relate to equalization, net operating losses, return of capital distributions, and redemption-in-kind transactions. For the year ended October 31, 2021, the following table shows the reclassifications made:

	Distributable Earnings (Accumulated Deficit)	Paid-In Capital
YYY	$(7,892,409)	$7,892,409
IBUY	(460,488,340)	460,488,340
DIVO	(834,206)	834,206
BLOK	(161,786,589)	161,786,589
BATT	(15,259,845)	15,259,845
SWAN	(4,469,100)	4,469,100
XBUY	(4,270,248)	4,270,248
CNBS	880,690	(880,690)
JGLD	(100,886)	100,886
ISWN	—	—
DTOX	—	—
MVPS	(74,109)	74,109
BIDS	—	—

During the year ended October 31, 2021, the Funds realized the following net capital gains (losses) resulting from in-kind redemptions, in which shareholders exchanged Fund shares for securities held by the Funds rather than for cash. Because such gains (losses) are not taxable to the Funds, and gains are not distributed to shareholders, they have been reclassified from total distributable earnings (accumulated deficit) to paid-in capital.

YYY	$9,496,729
IBUY	460,543,566
DIVO	834,206
BLOK	161,786,589
BATT	15,259,845
SWAN	—
XBUY	4,311,166
CNBS	11,369,675
JGLD	100,886
ISWN	—
DTOX	—
MVPS	74,106
BIDS	—

Amplify ETF Trust

Notes to the Financial Statements

October 31, 2021 (Continued)

7.    PRINCIPAL RISKS

BLOCKCHAIN INVESTMENTS RISK (BLOK only)

An investment in companies actively engaged in blockchain technology may be subject to the following risks:

The technology is new and many of its uses may be untested. The mechanics of using distributed ledger technology to transact in other types of assets, such as securities or derivatives, is less clear. There is no assurance that widespread adoption will occur. A lack of expansion in the usage of blockchain technology could adversely affect an investment in the Fund.

Theft, loss or destruction. Transacting on a blockchain depends in part specifically on the use of cryptographic keys that are required to access a user’s account (or “wallet”). The theft, loss or destruction of these keys impairs the value of ownership claims users have over the relevant assets being represented by the ledger (whether “smart contracts,” securities, currency or other digital assets). The theft, loss or destruction of private or public keys needed to transact on a blockchain could also adversely affect a company’s business or operations if it were dependent on the ledger. Competing platforms and technologies. The development and acceptance of competing platforms or technologies may cause consumers or investors to use an alternative to blockchains.

Cyber security incidents. Cyber security incidents may compromise an issuer, its operations or its business. Cyber security incidents may also specifically target user’s transaction history, digital assets, or identity, thereby leading to privacy concerns. In addition, certain features of blockchain technology, such as decentralization, open source protocol, and reliance on peer-to-peer connectivity, may increase the risk of fraud or cyber-attack by potentially reducing the likelihood of a coordinated response.

Developmental risk. Blockchain technology may never develop optimized transactional processes that lead to realized economic returns for any company in which the Fund invests. Companies that are developing applications of blockchain technology applications may not in fact do so or may not be able to capitalize on those blockchain technologies. The development of new or competing platforms may cause consumers and investors to use alternatives to blockchains.

Intellectual property claims. A proliferation of recent startups attempting to apply blockchain technology in different contexts means the possibility of conflicting intellectual property claims could be a risk to an issuer, its operations or its business. This could also pose a risk to blockchain platforms that permit transactions in digital securities. Regardless of the merit of any intellectual property or other legal action, any threatened action that reduces confidence in the viability of blockchain may adversely affect an investment in the Fund.

Lack of liquid markets, and possible manipulation of blockchain-based assets. Digital assets that are represented and trade on a blockchain may not necessarily benefit from viable trading markets. Stock exchanges have listing requirements and vet issuers, and perhaps users. These conditions may not necessarily be replicated on a blockchain, depending on the platform’s controls and other policies. The more lenient a blockchain is about vetting issuers of digital assets or users that transact on the platform, the higher the potential risk for fraud or the manipulation of digital assets. These factors may decrease liquidity or volume or increase volatility of digital securities or other assets trading on a blockchain.

Lack of regulation. Digital commodities and their associated platforms are largely unregulated, and the regulatory environment is rapidly evolving. Because blockchain works by having every transaction build on every other transaction, participants can self-police any corruption, which can mitigate the need to depend on the current level of legal or government safeguards to monitor and control the flow of business transactions. As a result, companies engaged in such blockchain activities may be exposed to adverse regulatory action, fraudulent activity or even failure. Third party product defects or vulnerabilities. Where blockchain systems are built using third party products, those products may contain technical defects or vulnerabilities beyond a company’s control. Open-source technologies that are used to build a blockchain application, may also introduce defects and vulnerabilities.

Amplify ETF Trust

Notes to the Financial Statements

October 31, 2021 (Continued)

Reliance on the Internet. Blockchain functionality relies on the Internet. A significant disruption of Internet connectivity affecting large numbers of users or geographic areas could impede the functionality of blockchain technologies and adversely affect the Fund. In addition, certain features of blockchain technology, such as decentralization, open source protocol, and reliance on peer-to-peer connectivity, may increase the risk of fraud or cyber-attack by potentially reducing the likelihood of a coordinated response.

BIOTECHNOLOGY COMPANIES RISK (CNBS only)

A biotechnology company’s valuation can often be based largely on the potential or actual performance of a limited number of products and can accordingly be greatly affected if one of its products proves, among other things, unsafe, ineffective or unprofitable. Biotechnology companies are subject to regulation by, and the restrictions of, the FDA, the U.S. Environmental Protection Agency, state and local governments, and non-U.S. regulatory authorities.

CANNABIS INDUSTRY RISK (CNBS only)

Companies involved in the cannabis industry face competition, may have limited access to the services of banks, may have substantial burdens on company resources due to litigation, complaints or enforcement actions, and are heavily dependent on receiving necessary permits and authorizations to engage in medical cannabis research or to otherwise cultivate, possess or distribute cannabis. Since the use of cannabis is illegal under U.S. federal law, federally regulated banking institutions may be unwilling to make financial services available to growers and sellers of cannabis.

CONCENTRATION RISK (YYY, IBUY and XBUY only)

To the extent that the Index concentrates in the securities of issuers in a particular industry or sector, the Fund will also concentrate its investments to approximately the same extent. The Fund may be susceptible to loss due to adverse occurrences to the extent that the Fund’s investments are concentrated in a particular issuer or issuers, region, market, industry, group of industries, sector or asset class.

COUNTERPARY RISK (CNBS only)

The Fund may invest in financial instruments involving counterparties that attempt to gain exposure to a particular securities without actually purchasing those securities. The Fund’s use of such financial instruments, including swap arrangements, involves risks that are different from those associated with ordinary portfolio securities transactions. For example, if a swap agreement counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease.

COVERED CALL RISK (DIVO only)

Covered call risk is the risk that the Fund will forgo, during the option’s life, the opportunity to profit from increases in the market value of the security covering the call option above the sum of the premium and the strike price of the call, but has retained the risk of loss should the price of the underlying security decline. In addition, as the Fund writes covered calls over more of its portfolio, its ability to benefit from capital appreciation becomes more limited. The writer of an option has no control over the time when it may be required to fulfill its obligation as a writer of the option. Once an option writer has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver the underlying security at the exercise price.

Amplify ETF Trust

Notes to the Financial Statements

October 31, 2021 (Continued)

DIGITAL ASSET RISK (BIDS only)

While the Fund will not directly invest in digital assets, certain of the Fund’s investments may be subject to the risks associated with investing in digital assets. The technologies underpinning digital assets are highly disruptive, and the future successes of such technologies are highly uncertain. Further, because the development of digital asset technologies is in a nascent stage, digital asset companies may be rapidly eclipsed by newer and more disruptive technological advances that render current digital assets or technologies outdated or undesirable. Further, digital asset companies may be subject to the risks posed by conflicting intellectual property claims among digital assets, which may reduce confidence in the viability of a digital asset. Because of the uncertainty of digital asset technologies, the values of the securities of these companies may be highly volatile. Digital assets may be traded on exchanges that are unregulated and often located outside the United States. Digital asset exchanges may stop operating or permanently shut down due to fraud, theft, disruption, technical glitches, hackers, malware or security compromises or failures in the underlying blockchain, ledger or software. Digital Assets are also at risk of possible manipulation and vulnerabilities surrounding the use of third-party products, which may be subject to technical defects beyond a company’s control. Further, digital assets are not maintained in traditional custodial arrangements, and instead are typically held in “wallets,” which are public digital addresses accessible only by “private keys.” If a private key is stolen, lost, damaged or destroyed, the digital assets attributable to such private key may be irreversibly lost without the possibility of recovery. Over their short history, digital assets have experienced tremendous price volatility compared to traditional asset classes and may experience significant illiquidity in stressed market conditions. The values of digital assets should not be expected to be connected or correlated to traditional economic or market forces, and the value of the investments in digital assets could decline rapidly, including to zero, as a digital asset may decline in popularity, acceptance or use, thereby impairing its price.

Many companies often employ the technology surrounding digital assets to optimize their business practices, whether by using the technology within their business or operating business lines involved in the operation of the technology. There are currently relatively few companies for which digital assets represent an attributable and significant revenue stream. Because of this, the financial strength of companies associated with digital assets and the digital assets market may not be a reflection of their actual connection and exposure to digital assets, but rather a result of other business operations.

FINANCIAL COMPANIES RISK

Financial companies, such as retail and commercial banks, insurance companies and financial services companies, are especially subject to the adverse effects of economic recession, currency exchange rates, extensive government regulation, decreases in the availability of capital, volatile interest rates, portfolio concentrations in geographic markets, industries or products (such as commercial and residential real estate loans) and competition from new entrants and blurred distinctions in their fields of business.

FOREIGN INVESTMENT RISK (XBUY only)

Securities issued by Non-U.S. companies present risks beyond those of securities of U.S. issuers. Risks of investing in the securities of foreign companies include: different accounting standards; expropriation, nationalization or other adverse political or economic developments; currency devaluation, blockages or transfer restrictions; changes in foreign currency exchange rates; taxes; restrictions on foreign investments and exchange of securities; and less government supervision and regulation of issuers in foreign countries. Prices of foreign securities also may be more volatile.

FUND OF FUNDS RISK (YYY only)

Because the Fund is a fund of funds, its investment performance largely depends on the investment performance of the Underlying Funds in which it invests. An investment in the Fund is subject to the risks associated with the Underlying Funds that comprise the Index. The Fund will pay indirectly a proportional share of the fees and expenses of the Underlying Funds in which it invests, including their investment advisory and administration fees, in addition to its own fees and expenses. In addition, at times certain segments of the market represented by constituent Underlying Funds may be out of favor and underperform other segments.

Amplify ETF Trust

Notes to the Financial Statements

October 31, 2021 (Continued)

GOLD MINING INDUSTRY RISK (JGLD only)

The Fund is sensitive to changes in, and its performance will depend to a greater extent on, the overall condition of the gold mining industry. In times of stable economic growth, traditional equity and debt investments could offer greater appreciation potential and the value of gold and other precious metals may be adversely affected, which could in turn affect the Fund’s returns. The gold and precious metals industry can be significantly affected by competitive pressures, central bank operations, events relating to international political developments, the success of exploration projects, commodity prices, adverse environmental developments and tax and government regulations.

HEALTH CARE COMPANIES RISK (CNBS only)

Health care companies are subject to extensive government regulation and their profitability can be significantly affected by restrictions on government reimbursement for medical expenses, rising costs of medical products and services, pricing pressure (including price discounting), limited product lines, and an increased emphasis on the delivery of healthcare through outpatient services. Health care companies are heavily dependent on obtaining and defending patents, which may be time consuming and costly, and the expiration of patents may also adversely affect the profitability of the companies. Health care companies are also subject to extensive litigation based on product liability and similar claims. In addition, their products can become obsolete due to industry innovation, changes in technologies, or other market developments. Many new products in the health care field require significant research and development and may be subject to regulatory approvals, all of which may be time consuming and costly with no guarantee that any product will come to market.

INFORMATION TECHNOLOGY COMPANIES RISK (IBUY, BLOK, and BATT only)

Information technology companies are generally subject to the following risks: rapidly changing technologies; short product life cycles; fierce competition; aggressive pricing and reduced profit margins; the loss of patent, copyright and trademark protections; cyclical market patterns; evolving industry standards; and frequent new product introductions. Information technology companies may be smaller and less experienced companies, with limited product lines, markets or financial resources and fewer experienced management or marketing personnel. Information technology company stocks, especially those which are internet related, have experienced extreme price and volume fluctuations that are often unrelated to their operating performance.

LEVERAGE RISK (YYY only)

Leverage may result from ordinary borrowings or may be inherent in the structure of certain Underlying Fund investments such as derivatives. If the prices of those investments decrease, or if the cost of borrowing exceeds any increase in the prices of those investments, the NAV of the Underlying Fund’s shares will decrease faster than if the Underlying Fund had not used leverage. To repay borrowings, an Underlying Fund may have to sell investments at a time and at a price that is unfavorable to the Underlying Fund. Interest on borrowings is an expense the Underlying Fund would not otherwise incur. Leverage magnifies the potential for gain and the risk of loss. If an Underlying Fund uses leverage, there can be no assurance that the Underlying Fund’s leverage strategy will be successful.

MARKET EVENTS RISK

Turbulence in the economic, political and financial system has historically resulted, and may continue to result, in an unusually high degree of volatility in the capital markets. Both domestic and foreign capital markets have been experiencing increased volatility and turmoil, with issuers that have exposure to the real estate, mortgage and credit markets particularly affected, and t is uncertain whether or for how long these conditions could continue. Reduced liquidity in equity, credit and fixed-income markets may adversely affect many issuers worldwide. This reduced liquidity may result in less money being available to purchase raw materials, goods and services from emerging markets, which may, in turn, bring down the prices of these economic staples. It may also result in small or emerging market issuers having more difficulty obtaining financing, which may, in turn, cause a decline in their security prices. These events and possible continued market turbulence may have an adverse effect on the Fund.

In addition, local, regional or global events such as war, acts of terrorism, spread of infectious diseases or other public health issues, recessions, or other events could have a significant negative impact on a Fund and its investments. Such events may affect certain geographic regions, countries, sectors and industries more significantly than others. Such events could adversely affect the prices and liquidity of a

Amplify ETF Trust

Notes to the Financial Statements

October 31, 2021 (Continued)

Fund’s portfolio securities or other instruments and could result in disruptions in the trading markets. Any of such circumstances could have a materially negative impact on the value of a Fund’s Shares and result in increased market volatility. During any such events, a Fund’s Shares may trade at increased premiums or discounts to their NAV.

Health crises caused by the outbreak of infectious diseases or other public health issues, may exacerbate other pre-existing political, social, economic, market and financial risks. The impact of any such events, could negatively affect the global economy, as well as the economies of individual countries or regions, the financial performance of individual companies, sectors and industries, and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which a Fund invests and negatively impact a Fund’s investment return.

For example, an outbreak of a respiratory disease designated as COVID-19 was first detected in China in December 2019 and subsequently spread internationally. The transmission of COVID-19 and efforts to contain its spread have resulted in international, national and local border closings and other significant travel restrictions and disruptions, significant disruptions to business operations, supply chains and customer activity, event cancellations and restrictions, service cancellations, reductions and other changes, significant challenges in healthcare service preparation and delivery, and quarantines, as well as general concern and uncertainty that has negatively affected the economic environment. These impacts also have caused significant volatility and declines in global financial markets, which have caused losses for investors. The impact of this COVID-19 pandemic may be short term or may last for an extended period of time, and in either case could result in a substantial economic downturn or recession.

In addition, the operations of a Fund, the Adviser and a Fund’s other service providers may be significantly impacted, or even temporarily or permanently halted, as a result of government quarantine measures, voluntary and precautionary restrictions on travel or meetings and other factors related to a public health emergency, including its potential adverse impact on the health of any such entity’s personnel.

MARKET PRICE DISCOUNT FROM/PREMIUM TO NET ASSET VALUE RISK (YYY only)

The shares of the Underlying Funds may trade at a discount or premium to their NAV. This characteristic is a risk separate and distinct from the risk that an Underlying Fund’s NAV could decrease as a result of investment activities. Whether investors, such as the Fund, will realize gains or losses upon the sale of shares will depend not on the Underlying Funds’ NAVs, but entirely upon whether the market price of the Underlying Funds’ shares at the time of sale is above or below an investor’s purchase price for shares.

METALS AND MINING COMPANIES RISK (BATT and JGLD only)

The Fund will invest in securities that are issued by and/or have exposure to, companies primarily involved in the metals and mining industry. Investments in metals and mining companies may be speculative and subject to greater price volatility than investments in other types of companies. The profitability of companies in the metals and mining industry is related to, among other things, worldwide metal prices and extraction and production costs. Worldwide metal prices may fluctuate substantially over short periods of time, and as a result, the Fund’s Share price may be more volatile than other types of investments. In addition, metals and mining companies may be significantly affected by changes in global demand for certain metals, economic developments, energy conservation, the success of exploration projects, changes in exchange rates, interest rates, economic conditions, tax treatment, trade treaties, and government regulation and intervention, and events in the regions that the companies to which the Fund has exposure operate (e.g., expropriation, nationalization, confiscation of assets and property, the imposition of restrictions on foreign investments or repatriation of capital, military coups, social or political unrest, violence and labor unrest). Metals and mining companies may also be subject to the effects of competitive pressures in the metals and mining industry.

OPTIONS RISK (SWAN and ISWN only)

Investing in options, including LEAP Options, and other instruments with option-type elements may increase the volatility and/or transaction expenses of the Fund. An option may expire without value, resulting in a loss of the Fund’s initial investment and may be less liquid and more volatile than an investment in the underlying securities. The Fund’s ability to close out its position as a purchaser of a call option is dependent, in part, upon the liquidity of the options market. There are significant differences between the securities and options markets that could result in an imperfect correlation among these markets, causing a given transaction not to achieve its objectives. The Fund may also purchase over-the-counter call options, which involves risks different from, and possibly greater than, the risks associated

Amplify ETF Trust

Notes to the Financial Statements

October 31, 2021 (Continued)
with exchange-listed call options. In some instances, over-the-counter call options may expose the Fund to the risk that a counterparty may be unable to perform according to a contract, and that any deterioration in a counterparty’s creditworthiness could adversely affect the instrument. In addition, the Fund may be exposed to a risk that losses may exceed the amount originally invested.

PHARMACEUTICAL COMPANIES RISK (CNBS only)

Companies in the pharmaceutical industry can be significantly affected by, among other things, government approval of products and services, government regulation and reimbursement rates, product liability claims, patent expirations and protection of intense competition.

ONLINE RETAIL RISK (IBUY and XBUY only)

Companies that operate in the online marketplace, retail and travel segments are subject to fluctuating consumer demand. Unlike traditional brick and mortar retailers, online marketplaces and retailers must assume shipping costs or pass such costs to consumers. Consumer access to price information for the same or similar products may cause companies that operate in the online marketplace, retail and travel segments to reduce profit margins in order to compete. Profit margins in the travel industry are particularly sensitive to seasonal demand, fuel costs and consumer perception of various risks associated with travel to various destinations. Due to the nature of their business models, companies that operate in the online marketplace, retail and travel segments may also be subject to heightened cybersecurity risk, including the risk of theft or damage to vital hardware, software and information systems. The loss or public dissemination of sensitive customer information or other proprietary data may negatively affect the financial performance of such companies to a greater extent than traditional brick and mortar retailers. As a result of such companies being web-based and the fact that they process, store, and transmit large amounts of data, including personal information, for their customers, failure to prevent or mitigate data loss or other security breaches, including breaches of vendors’ technology and systems, could expose companies that operate in the online marketplace, retail and travel segments or their customers to a risk of loss or misuse of such information, adversely affect their operating results, result in litigation or potential liability, and otherwise harm their businesses.

RARE EARTH METAL COMPANIES RISK (BATT only)

Rare earth metals have more specialized uses and are often more difficult to extract. The use of strategic metals in modern technology has increased dramatically over the past years. Consequently, the demand for these metals has strained supply, which has the potential to result in a shortage of such materials which could adversely affect the companies in the Fund’s portfolio. Companies involved in the various activities that are related to the mining, refining and/or manufacturing of rare earth metals tend to be small-, medium- and micro-capitalization companies with volatile share prices, are highly dependent on the price of rare earth metals, which may fluctuate substantially over short periods of time. The value of such companies may be significantly affected by events relating to international, national and local political and economic developments, energy conservation efforts, the success of exploration projects, commodity prices, tax and other government regulations, depletion of resources, and mandated expenditures for safety and pollution control devices. The mining, refining and/or manufacturing of rare earth metals can be capital intensive and, if companies involved in such activities are not managed well, the share prices of such companies could decline even as prices for the underlying rare earth metals are rising. In addition, companies involved in the various activities that are related to the mining, refining and/or manufacturing of rare earth metals may be at risk for environmental damage claims.

8.    SUBSEQUENT EVENTS

The Funds have evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. The evaluation did not result in any subsequent events that necessitated disclosure and/or adjustment.

Amplify ETF Trust

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of Amplify ETF Trust

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, options written, and total return swaps (as applicable), of Amplify ETF Trust comprising the funds listed below (the “Funds”) as of October 31, 2021, the related statements of operations, the statements of changes in net assets, the related notes, and the financial highlights for each of the periods indicated below (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of October 31, 2021, the results of their operations, the changes in net assets, and the financial highlights for each of the periods indicated below in conformity with accounting principles generally accepted in the United States of America.

Fund Name	Statements of Operations	Statements of Changes in Net Assets	Financial Highlights
Amplify High Income ETF	For the year ended October 31, 2021	For the years ended October 31, 2021 and 2020	For the years ended October 31, 2021 and 2020, the period from January 1, 2019 through October 31, 2019, and the years ended December 31, 2018, 2017, and 2016
Amplify Online Retail ETF	For the year ended October 31, 2021	For the years ended October 31, 2021 and 2020	For the years ended October 31, 2021, 2020, 2019, 2018, and 2017
Amplify CWP Enhanced Dividend Income ETF	For the year ended October 31, 2021	For the years ended October 31, 2021 and 2020	For the years ended October 31, 2021, 2020, 2019, and 2018 and for the period from December 13, 2016 (commencement of operations) through October 31, 2017
Amplify Transformational Data Sharing ETF	For the year ended October 31, 2021	For the years ended October 31, 2021 and 2020	For the years ended October 31, 2021, 2020, and 2019 and for the period from January 16, 2018 (commencement of operations) through October 31, 2018
Amplify Lithium & Battery Technology ETF	For the year ended October 31, 2021	For the years ended October 31, 2021 and 2020	For the years ended October 31, 2021, 2020, and 2019 and for the period from June 4, 2018 (commencement of operations) through October 31, 2018
Amplify BlackSwan Growth & Treasury Core ETF	For the year ended October 31, 2021	For the years ended October 31, 2021 and 2020	For the years ended October 31, 2021 and 2020 and for the period of November 5, 2018 (commencement of operations) through October 31, 2019
Amplify International Online Retail ETF	For the year ended October 31, 2021	For the years ended October 31, 2021 and 2020	For the years ended October 31, 2021 and 2020 and for the period from January 29, 2019 (commencement of operations) through October 31, 2019
Amplify Seymour Cannabis ETF	For the year ended October 31, 2021	For the years ended October 31, 2021 and 2020	For the years ended October 31, 2021 and 2020 and for the period from July 22, 2019 (commencement of operations) through October 31, 2019
Amplify Pure Junior Gold Miners ETF	For the period from November 30, 2020 (commencement of operations) through October 31, 2021
Amplify BlackSwan ISWN ETF	For the period from January 25, 2021 (commencement of operations) through October 31, 2021
Amplify Cleaner Living ETF	For the period from June 23, 2021 (commencement of operations) through October 31, 2021
Amplify Thematic All-Stars ETF	For the period from July 20, 2021 (commencement of operations) through October 31, 2021
Amplify Digital & Online Trading ETF	For the period from September 21, 2021 (commencement of operations) through Octo-ber 31, 2021

Amplify ETF Trust

Report of Independent Registered Public Accounting Firm

(Continued)

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2021, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Funds’ auditor since 2015. We have served as the auditor of one or more investment companies advised by Exchange Traded Concepts, LLC since 2012.

COHEN & COMPANY, LTD.
Milwaukee, Wisconsin
December 23, 2021

Amplify ETF Trust

Board Considerations Regarding Approval of
Investment Management Agreement and Sub-Advisory Agreements

October 31, 2021 (Unaudited)

AMPLIFY HIGH INCOME ETF

Pursuant to Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), at a meeting held on September 14, 2021, the Board of Trustees (the “Board”) of Amplify ETF Trust (the “Trust”) considered the approval of, and approved, the following agreements (collectively, the “Agreements”): (1) an Investment Management Agreement between Amplify Investments LLC (the “Adviser”) and the Trust, on behalf of the Amplify High Income ETF (the “Fund”) and (2) an Investment Sub-Advisory Agreement between the Adviser and Penserra Capital Management LLC (the “Sub-Adviser”), on behalf of the Fund (collectively, the “Agreements”).

The Fund was originally approved by the Board and its Independent Trustees on or about December 11, 2018 for an initial two-year term. After their initial two-year term, the Agreements must be approved: (i) by the vote of the Trustees or by a vote of the shareholders of the Fund; and (ii) by the vote of a majority of the Trustees who are not parties to the Agreements or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. At the December 11, 2018 meeting, the Board, including the Independent Trustees, approved the retention of the Adviser and the Sub-Adviser and the Agreements for the initial two-year term.

Each year after the initial two-year term, the Board will call and hold a meeting to decide whether to renew the Agreements for an additional one-year term. In preparation for such meetings, the Board requests and reviews a wide variety of information from the Adviser and the Sub-Adviser. Thus, a meeting was held on September 14, 2021, to discuss and review the Agreements with respect to the Fund. At the September 14, 2021meeting, the Board, including the Independent Trustees, approved the retention of the Adviser and the Sub-Adviser and the Agreements for an additional one-year term.

Prior to the meeting held on September 14, 2021, the Board, including the Independent Trustees, reviewed written materials from the Adviser and the Sub-Adviser regarding, among other things: (i) the nature, extent and quality of the services to be provided to fund shareholders by the Adviser and the Sub-Adviser; (ii) the Adviser and the Sub-Adviser’s costs and profits expected to be realized in providing their services, including any fall-out benefits expected to be enjoyed by the Adviser and the Sub-Adviser; and (iii) the existence, or anticipated existence, of economies of scale.

Prior to and at the meeting held on September 14, 2021, representatives from the Adviser and the Sub-Adviser, along with other service providers of the Fund, presented additional oral and written information to help the Board evaluate the Adviser and the Sub-Adviser’s fees and other aspects of the Agreements. Among other things, representatives from the Adviser and the Sub-Adviser provided overviews of their advisory businesses, including investment personnel and investment processes. The representatives also discussed the rationale for launching the Fund, the Fund’s fees and fee structures of comparable investment companies. The Board then discussed the written materials that it received before the meeting and the Adviser and Sub-Adviser’s oral presentations and any other information that the Board received at the meeting, and deliberated on the approval of the Agreements in light of this information. In its deliberations, the Board did not identify any single piece of information discussed below that was all-important, controlling or determinative of its decision.

Nature, Extent and Quality of Services. In evaluating the nature, extent and quality of the Adviser’s services, the Trustees considered information concerning the functions to be performed by the Adviser and the Sub-Adviser and the personnel and resources of the Adviser and Sub-Adviser, including the investment management team that will be responsible for the day-to-day management of the Fund and the portfolio manager responsible for investing the portfolio of the Fund. The Trustees considered statements by the Adviser and Sub-Adviser regarding their respective financial conditions, that each was financially stable and could support its performance of the services under its Agreement. The Trustees also considered the services to be provided by the Adviser in its oversight of the Fund’s service providers.

Based on their review, the Trustees concluded that the nature, extent and quality of the services to be provided by the Adviser and Sub-Adviser to the Fund under the respective Agreement were expected to be appropriate and reasonable.

Amplify ETF Trust

Board Considerations Regarding Approval of
Investment Management Agreement and Sub-Advisory Agreements

October 31, 2021 (Unaudited) (Continued)

Fees, Expenses and Profitability. The Trustees discussed the information provided by the Adviser on the Fund’s proposed investment management fee of 0.50% as compared to information provided by the Adviser on other similar products. The Trustees also considered that the Adviser and Sub-Adviser had managed this Fund to the Board’s satisfaction over the course of the previous two years. The Trustees noted that the proposed annual investment management fee to be charged to the Fund was a unitary fee, and that the Adviser has agreed to pay all other expenses of the Fund, including fees payable to the Sub-Adviser, except brokerage commissions and other expenses connected with the execution of portfolio transactions, taxes, interest, distribution and service fees payable pursuant to a 12b-1 Plan, if any, and extraordinary expenses. The Board concluded that the unitary investment management fee to be charged to the Fund is reasonable and appropriate in light of the services expected to be provided by the Adviser and Sub-Adviser. In conjunction with their review of the unitary investment management fee, the Trustees considered information provided by the Adviser and Sub-Adviser on their costs to be incurred in connection with the proposed Agreement and their estimated profitability and that any profitability would not be excessive. The Trustees concluded that the estimated profits to be realized by the Adviser and the Sub-Adviser with respect to the Fund appeared to be reasonable.

Economies of Scale and Whether the Fee Level Reflects These Economies of Scale. The Trustees considered the information provided by the Adviser and the Sub-Adviser as to the extent to which economies of scale may be realized as the Fund grows and whether the fee level reflects economies of scale for the benefit of shareholders. The Trustees noted that any reduction in fixed costs associated with the management of the Fund would be enjoyed by the Adviser and Sub-Adviser, but that a unitary fee provides a level of certainty in expenses for the Fund. The Trustees considered whether the proposed advisory fee rate for the Fund is reasonable in relation to the projected asset size of the Fund. The Trustees noted the Adviser’s and Sub-Adviser’s views on their expectations for growth, noting that, initially, the Adviser did not anticipate any material economies of scale. The Trustees concluded that the flat investment management fee was reasonable and appropriate.

The Trustees noted that the Adviser and Sub-Adviser had not identified any further benefits that it would derive from its relationship with the Fund, and had noted that it will not, initially, have any soft dollar arrangements.

Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, have determined to approve the Agreements for the Fund.

Amplify ETF Trust

Board Considerations Regarding Approval of
Investment Management Agreement and Sub-Advisory Agreements

October 31, 2021 (Unaudited) (Continued)

AMPLIFY ONLINE RETAIL ETF

Pursuant to Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), at a meeting held on September 14, 2021, the Board of Trustees (the “Board”) of Amplify ETF Trust (the “Trust”) considered the approval of, and approved, the following agreements (collectively, the “Agreements”): (1) an Investment Management Agreement between Amplify Investments LLC (the “Adviser”) and the Trust, on behalf of the Amplify Online Retail ETF (the “Fund”) and (2) an Investment Sub-Advisory Agreement between the Adviser and Penserra Capital Management LLC (the “Sub-Adviser”), on behalf of the Fund (collectively, the “Agreements”).

The Fund was originally approved by the Board and its Independent Trustees on or about November 5, 2015 for an initial two-year term. After their initial two-year term, the Agreements must be approved: (i) by the vote of the Trustees or by a vote of the shareholders of the Fund; and (ii) by the vote of a majority of the Trustees who are not parties to the Agreements or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval for an additional one year term. In preparation for the meetings, the Board requests and reviews a wide variety of information from the Adviser and the Sub-Adviser. Thus, a meeting was held on September 12, 2017, to discuss and review the Agreements with respect to the Fund. At the September 12, 2017 meeting, the Board, including the Independent Trustees, approved the retention of the Adviser and the Sub-Adviser and the Agreements for an additional one-year term. Thereafter, the Board held meetings on September 18, 2018 and September 17, 2019, and September 15, 2020, to discuss and review the Agreements with respect to the Fund. At each of those meetings, the Board, including the Independent Trustees, approved the retention of the Adviser and the Sub-Adviser and the Agreements for an additional one- year term.

On or about September 14, 2021, the Board called and held a meeting to decide whether to renew the Agreements for an additional one-year term. At the September 14, 2021 meeting, the Board, including the Independent Trustees, approved the retention of the Adviser and the Sub-Adviser and the Agreements for an additional one-year term.

Prior to the meeting held on September 14, 2021, the Board, including the Independent Trustees, reviewed written materials from the Adviser and the Sub-Adviser regarding, among other things: (i) the nature, extent and quality of the services to be provided to fund shareholders by the Adviser and the Sub-Adviser; (ii) the Adviser and the Sub-Adviser’s costs and profits expected to be realized in providing their services, including any fall-out benefits expected to be enjoyed by the Adviser and the Sub-Adviser; and (iii) the existence, or anticipated existence, of economies of scale.

Prior to and at the meeting held on September 14, 2021, representatives from the Adviser and the Sub-Adviser, along with other service providers of the Fund, presented additional oral and written information to help the Board evaluate the Adviser and the Sub-Adviser’s fees and other aspects of the Agreements. Among other things, representatives from the Adviser and the Sub- Adviser provided overviews of their advisory businesses, including investment personnel and investment processes. The representatives also discussed the rationale for launching the Fund, the Fund’s fees and fee structures of comparable investment companies. The Board then discussed the written materials that it received before the meeting and the Adviser and Sub- Adviser’s oral presentations and any other information that the Board received at the meeting, and deliberated on the approval of the Agreements in light of this information. In its deliberations, the Board did not identify any single piece of information discussed below that was all-important, controlling or determinative of its decision.

Nature, Extent and Quality of Services. In evaluating the nature, extent and quality of the Adviser’s services, the Trustees considered information concerning the functions to be performed by the Adviser and the Sub-Adviser and the personnel and resources of the Adviser and Sub-Adviser, including the investment management team that will be responsible for the day-to-day management of the Fund and the portfolio manager responsible for investing the portfolio of the Fund. The Trustees also considered statements by the Adviser and Sub-Adviser regarding their respective financial conditions, that each was financially stable and could support its performance of the services under its Agreement. The Trustees also considered the services to be provided by the Adviser in its oversight of the Fund’s service providers.

Amplify ETF Trust

Board Considerations Regarding Approval of
Investment Management Agreement and Sub-Advisory Agreements

October 31, 2021 (Unaudited) (Continued)

Based on their review, the Trustees concluded that the nature, extent and quality of the services to be provided by the Adviser and Sub-Adviser to the Fund under the respective Agreement were expected to be appropriate and reasonable.

Fees, Expenses and Profitability. The Trustees discussed the information provided by the Adviser on the Fund’s proposed investment management fee of 0.65% as compared to information provided by the Adviser on other similar products. The Trustees also considered that the Adviser and Sub-Adviser had managed this Fund to the Board’s satisfaction over the course of the previous four years. The Trustees noted that the proposed annual investment management fee to be charged to the Fund was a unitary fee, and that the Adviser has agreed to pay all other expenses of the Fund, including fees payable to the Sub-Adviser, except brokerage commissions and other expenses connected with the execution of portfolio transactions, taxes, interest, distribution and service fees payable pursuant to a 12b-1 Plan, if any, and extraordinary expenses. The Board concluded that the unitary investment management fee to be charged to the Fund is reasonable and appropriate in light of the services expected to be provided by the Adviser and Sub-Adviser. In conjunction with their review of the unitary investment management fee, the Trustees considered information provided by the Adviser and Sub-Adviser on their costs to be incurred in connection with the proposed Agreement and their estimated profitability and that any profitability would not be excessive. The Trustees concluded that the estimated profits to be realized by the Adviser and Sub-Adviser with respect to the Fund appeared to be reasonable.

Economies of Scale and Whether the Fee Level Reflects These Economies of Scale. The Trustees considered the information provided by the Adviser and the Sub-Adviser as to the extent to which economies of scale may be realized as the Fund grows and whether the fee level reflects economies of scale for the benefit of shareholders. The Trustees noted that any reduction in fixed costs associated with the management of the Fund would be enjoyed by the Adviser and Sub-Adviser, but that a unitary fee provides a level of certainty in expenses for the Fund. The Trustees considered whether the proposed advisory fee rate for the Fund is reasonable in relation to the projected asset size of the Fund. The Trustees noted the Adviser’s and Sub-Adviser’s views on their expectations for growth, noting that, initially, the Adviser did not anticipate any material economies of scale. The Trustees concluded that the flat investment management fee was reasonable and appropriate.

The Trustees noted that the Adviser and Sub-Adviser had not identified any further benefits that it would derive from its relationship with the Fund, and had noted that it will not, initially, have any soft dollar arrangements.

Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, have determined to approve the Agreements for the Fund.

Amplify ETF Trust

Board Considerations Regarding Approval of
Investment Management Agreement and Sub-Advisory Agreements

October 31, 2021 (Unaudited) (Continued)

AMPLIFY BLACKSWAN GROWTH & TREASURY CORE ETF

Pursuant to Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), at a meeting held on September 14, 2021, the Board of Trustees (the “Board”) of Amplify ETF Trust (the “Trust”) considered the approval of, and approved, the following agreements (collectively, the “Agreements”): (1) an Investment Management Agreement between Amplify Investments LLC (the “Adviser”) and the Trust, on behalf of the Amplify BlackSwan Growth & Treasury Core ETF (the “Fund”) and (2) an Investment Sub-Advisory Agreement between the Adviser and Toroso Investments, LLC (“Toroso”) and (3) an Investment Sub-Advisory Agreement between the Adviser and ARGI Investment Services, LLC (hereinafter referred to as “ARGI”. Toroso and ARGI will be collectively referred to hereinafter as the “Sub-Advisers”), on behalf of the Fund (collectively, the “Agreements”).

The Fund was originally approved by the Board and its Independent Trustees on or about September 18, 2018 and October 4, 2018 for an initial two-year term. After their initial two-year term, the Agreements must be approved: (i) by the vote of the Trustees or by a vote of the shareholders of the Fund; and (ii) by the vote of a majority of the Trustees who are not parties to the Agreements or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. At the September 18, 2018 and the October 4, 2018 meetings, the Board, including the Independent Trustees, approved the retention of the Adviser and the Sub-Advisers and the Agreements for the initial two-year term.

Each year after the initial two-year term, the Board will call and hold a meeting to decide whether to renew the Agreements for an additional one-year term. In preparation for such meetings, the Board requests and reviews a wide variety of information from the Adviser and the Sub-Advisers. Thus, a meeting was held on September 14, 2021, to discuss and review the Agreements with respect to the Fund. At the September 14, 2021 meeting, the Board, including the Independent Trustees, approved the retention of the Adviser and the Sub-Advisers and the Agreements for an additional one-year term.

Prior to the meeting held on September 14, 2021, the Board, including the Independent Trustees, reviewed written materials from the Adviser and the Sub-Advisers regarding, among other things: (i) the nature, extent and quality of the services to be provided to fund shareholders by the Adviser and the Sub-Advisers; (ii) the Adviser and the Sub-Advisers’ costs and profits expected to be realized in providing their services, including any fall-out benefits expected to be enjoyed by the Adviser and the Sub-Advisers; and (iii) the existence, or anticipated existence, of economies of scale.

Prior to and at the meeting held on September 14, 2021, representatives from the Adviser and the Sub-Advisers, along with other service providers of the Fund, presented additional oral and written information to help the Board evaluate the Adviser and the Sub-Advisers’ fees and other aspects of the Agreements. Among other things, representatives from the Adviser and the Sub- Advisers provided overviews of their advisory businesses, including investment personnel and investment processes. The representatives also discussed the rationale for launching the Fund, the Fund’s fees and fee structures of comparable investment companies. The Board then discussed the written materials that it received before the meeting and the Adviser and Sub-Advisers’ oral presentations and any other information that the Board received at the meeting, and deliberated on the approval of the Agreements in light of this information. In its deliberations, the Board did not identify any single piece of information discussed below that was all-important, controlling or determinative of its decision.

Nature, Extent and Quality of Services. In evaluating the nature, extent and quality of the Adviser’s services, the Trustees considered information concerning the functions to be performed by the Adviser and the Sub-Advisers and the personnel and resources of the Adviser and Sub-Advisers, including the investment management team that will be responsible for the day-to-day management of the Fund and the portfolio manager responsible for investing the portfolio of the Fund. The Trustees considered statements by the Adviser and Sub-Advisers regarding their respective financial conditions, that each was financially stable and could support its performance of the services under its Agreement. The Trustees also considered the services to be provided by the Adviser in its oversight of the Fund’s service providers.

Amplify ETF Trust

Board Considerations Regarding Approval of
Investment Management Agreement and Sub-Advisory Agreements

October 31, 2021 (Unaudited) (Continued)

Based on their review, the Trustees concluded that the nature, extent and quality of the services to be provided by the Adviser and Sub-Advisers to the Fund under the respective Agreement were expected to be appropriate and reasonable.

Fees, Expenses and Profitability. The Trustees discussed the information provided by the Adviser on the Fund’s proposed investment management fee of 0.49% as compared to information provided by the Adviser on other similar products. The Trustees also considered that the Adviser and Sub-Advisers had managed this Fund to the Board’s satisfaction over the course of the previous two years. The Trustees noted that the proposed annual investment management fee to be charged to the Fund was a unitary fee, and that the Adviser has agreed to pay all other expenses of the Fund, including fees payable to the Sub-Advisers, except brokerage commissions and other expenses connected with the execution of portfolio transactions, taxes, interest, distribution and service fees payable pursuant to a 12b-1 Plan, if any, and extraordinary expenses. The Board concluded that the unitary investment management fee to be charged to the Fund is reasonable and appropriate in light of the services expected to be provided by the Adviser and Sub-Advisers. In conjunction with their review of the unitary investment management fee, the Trustees considered information provided by the Adviser and Sub-Advisers on their costs to be incurred in connection with the proposed Agreement and their estimated profitability and that any profitability would not be excessive. The Trustees concluded that the estimated profits to be realized by the Adviser and Sub-Advisers with respect to the Fund appeared to be reasonable.

Economies of Scale and Whether the Fee Level Reflects These Economies of Scale. The Trustees considered the information provided by the Adviser and the Sub-Advisers as to the extent to which economies of scale may be realized as the Fund grows and whether the fee level reflects economies of scale for the benefit of shareholders. The Trustees noted that any reduction in fixed costs associated with the management of the Fund would be enjoyed by the Adviser and Sub-Advisers, but that a unitary fee provides a level of certainty in expenses for the Fund. The Trustees considered whether the proposed advisory fee rate for the Fund is reasonable in relation to the projected asset size of the Fund. The Trustees noted the Adviser’s and Sub-Advisers’ views on their expectations for growth, noting that, initially, the Adviser did not anticipate any material economies of scale. The Trustees concluded that the flat investment management fee was reasonable and appropriate.

The Trustees noted that the Adviser and Sub-Advisers had not identified any further benefits that it would derive from its relationship with the Fund, and had noted that it will not, initially, have any soft dollar arrangements.

Based on all the information considered and the conclusions reached, the Board, including the Independent Trustees, have determined to approve the Agreements for the Fund.

Amplify ETF Trust

Board Considerations Regarding Approval of
Investment Management Agreement and Sub-Advisory Agreements

October 31, 2021 (Unaudited) (Continued)

FOR AMPLIFY INTERNATIONAL ONLINE RETAIL ETF

Pursuant to Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), at a meeting held on September 14, 2021, the Board of Trustees (the “Board”) of Amplify ETF Trust (the “Trust”) considered the approval of, and approved, the following agreements (collectively, the “Agreements”): (1) an Investment Management Agreement between Amplify Investments LLC (the “Adviser”) and the Trust, on behalf of the Amplify International Online Retail ETF (the “Fund”) and (2) an Investment Sub-Advisory Agreement between the Adviser and Penserra Capital Management LLC (the “Sub-Adviser”), on behalf of the Fund (collectively, the “Agreements”).

The Fund was originally approved by the Board and its Independent Trustees on or about September 18, 2018 for an initial two-year term. After their initial two-year term, the Agreements must be approved: (i) by the vote of the Trustees or by a vote of the shareholders of the Fund; and (ii) by the vote of a majority of the Trustees who are not parties to the Agreements or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. Thus, a meeting was held on September 18, 2018, to discuss and review the Agreements with respect to the Fund. At the September 18, 2018 meeting, the Board, including the Independent Trustees, approved the retention of the Adviser and the Sub-Adviser and the Agreements for the initial two-year term.

Each year after the initial two-year term, the Board will call and hold a meeting to decide whether to renew the Agreements for an additional one-year term. In preparation for such meetings, the Board requests and reviews a wide variety of information from the Adviser and the Sub-Adviser. Thus, a meeting was held on September 14, 2021, to discuss and review the Agreements with respect to the Fund. At the September 14, 2021 meeting, the Board, including the Independent Trustees, approved the retention of the Adviser and the Sub-Adviser and the Agreements for an additional one-year term.

Prior to the meeting held on September 14, 2021, the Board, including the Independent Trustees, reviewed written materials from the Adviser and the Sub-Adviser regarding, among other things: (i) the nature, extent and quality of the services to be provided to fund shareholders by the Adviser and the Sub-Adviser; (ii) the Adviser and the Sub-Adviser’s costs and profits expected to be realized in providing their services, including any fall-out benefits expected to be enjoyed by the Adviser and the Sub-Adviser; and (iii) the existence, or anticipated existence, of economies of scale.

Prior to and at the meeting held on September 14, 2021, representatives from the Adviser and the Sub-Adviser, along with other service providers of the Fund, presented additional oral and written information to help the Board evaluate the Adviser and the Sub-Adviser’s fees and other aspects of the Agreements. Among other things, representatives from the Adviser and the Sub- Adviser provided overviews of their advisory businesses, including investment personnel and investment processes. The representatives also discussed the rationale for launching the Fund, the Fund’s fees and fee structures of comparable investment companies. The Board then discussed the written materials that it received before the meeting and the Adviser and Sub- Adviser’s oral presentations and any other information that the Board received at the meeting, and deliberated on the approval of the Agreements in light of this information. In its deliberations, the Board did not identify any single piece of information discussed below that was all-important, controlling or determinative of its decision.

Nature, Extent and Quality of Services. In evaluating the nature, extent and quality of the Adviser’s services, the Trustees considered information concerning the functions to be performed by the Adviser and the Sub-Adviser and the personnel and resources of the Adviser and Sub-Adviser, including the investment management team that will be responsible for the day-to-day management of the Fund and the portfolio manager responsible for investing the portfolio of the Fund. The Trustees also considered statements by the Adviser and Sub-Adviser regarding their respective financial conditions, that each was financially stable and could support its performance of the services under its Agreement. The Trustees also considered the services to be provided by the Adviser in its oversight of the Fund’s service providers.

Amplify ETF Trust

Board Considerations Regarding Approval of
Investment Management Agreement and Sub-Advisory Agreements

October 31, 2021 (Unaudited) (Continued)

Based on their review, the Trustees concluded that the nature, extent and quality of the services to be provided by the Adviser and Sub-Adviser to the Fund under the respective Agreement were expected to be appropriate and reasonable.

Fees, Expenses and Profitability. The Trustees discussed the information provided by the Adviser on the Fund’s proposed investment management fee of 0.69% as compared to information provided by the Adviser on other similar products. The Trustees also considered that the Adviser and Sub-Adviser had managed this Fund to the Board’s satisfaction over the course of the previous two years. The Trustees noted that the proposed annual investment management fee to be charged to the Fund was a unitary fee, and that the Adviser has agreed to pay all other expenses of the Fund, including fees payable to the Sub-Adviser, except brokerage commissions and other expenses connected with the execution of portfolio transactions, taxes, interest, distribution and service fees payable pursuant to a 12b-1 Plan, if any, and extraordinary expenses. The Board concluded that the unitary investment management fee to be charged to the Fund is reasonable and appropriate in light of the services expected to be provided by the Adviser and Sub-Adviser. In conjunction with their review of the unitary investment management fee, the Trustees considered information provided by the Adviser and Sub-Adviser on their costs to be incurred in connection with the proposed Agreement and their estimated profitability and that any profitability would not be excessive. The Trustees concluded that the estimated profits to be realized by the Adviser and the Sub-Adviser with respect to the Fund appeared to be reasonable.

Economies of Scale and Whether the Fee Level Reflects These Economies of Scale. The Trustees considered the information provided by the Adviser and the Sub-Adviser as to the extent to which economies of scale may be realized as the Fund grows and whether the fee level reflects economies of scale for the benefit of shareholders. The Trustees noted that any reduction in fixed costs associated with the management of the Fund would be enjoyed by the Adviser and Sub-Adviser, but that a unitary fee provides a level of certainty in expenses for the Fund. The Trustees considered whether the proposed advisory fee rate for the Fund is reasonable in relation to the projected asset size of the Fund. The Trustees noted the Adviser’s and Sub-Adviser’s views on their expectations for growth, noting that, initially, the Adviser did not anticipate any material economies of scale. The Trustees concluded that the flat investment management fee was reasonable and appropriate.

The Trustees noted that the Adviser and Sub-Adviser had not identified any further benefits that it would derive from its relationship with the Fund, and had noted that it will not, initially, have any soft dollar arrangements.

Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, have determined to approve the Agreements for the Fund.

Amplify ETF Trust

Board Considerations Regarding Approval of
Investment Management Agreement and Sub-Advisory Agreements

October 31, 2021 (Unaudited) (Continued)

AMPLIFY CLEANER LIVING ETF

Pursuant to Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), at a meeting held on June 8, 2021, the Board of Trustees (the “Board”) of Amplify ETF Trust (the “Trust”) considered the approval of, and approved, the following agreements (collectively, the “Agreements”): (1) an Investment Management Agreement between Amplify Investments LLC (the “Adviser”) and the Trust, on behalf of the Amplify Cleaner Living ETF (the “Fund”) and (2) an Investment Sub-Advisory Agreement between the Adviser and Penserra Capital Management, LLC (“Sub-Adviser”), on behalf of the Fund (collectively, the “Agreements”).

The Fund was originally approved by the Board and its Independent Trustees on or about June 8, 2021 for an initial two-year term. After their initial two-year term, the Agreements must be approved: (i) by the vote of the Trustees or by a vote of the shareholders of the Fund; and (ii) by the vote of a majority of the Trustees who are not parties to the Agreements or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. At the June 8, 2021 meeting, the Board, including the Independent Trustees, approved the retention of the Adviser and the Sub-Adviser and the Agreements for the initial two-year term.

On or about June 8, 2021, the Board called and held a meeting to decide whether to approve the Agreements for an initial two-year term. In preparation for such meetings, the Board requests and reviews a wide variety of information from the Adviser and the Sub-Adviser. At the June 8, 2021 meeting, the Board, including the Independent Trustees, approved the retention of the Adviser and the Sub-Adviser and the Agreements for the initial two-year term.

Prior to the meeting held on June 8, 2021, the Board, including the Independent Trustees, reviewed written materials from the Adviser and the Sub-Adviser regarding, among other things: (i) the nature, extent and quality of the services to be provided to fund shareholders by the Adviser and the Sub-Adviser; (ii) the Adviser and the Sub-Adviser’s costs and profits expected to be realized in providing their services, including any fall-out benefits expected to be enjoyed by the Adviser and the Sub-Adviser; and (iii) the existence, or anticipated existence, of economies of scale.

Prior to and at the meeting held on June 8, 2021, representatives from the Adviser and the Sub-Adviser, along with other service providers of the Fund, presented additional oral and written information to help the Board evaluate the Adviser and the Sub-Adviser’s fees and other aspects of the Agreements. Among other things, representatives from the Adviser and the Sub-Adviser provided overviews of their advisory businesses, including investment personnel and investment processes. The representatives also discussed the rationale for launching the Fund, the Fund’s fees and fee structures of comparable investment companies. The Board then discussed the written materials that it received before the meeting and the Adviser and Sub-Adviser’s oral presentations and any other information that the Board received at the meeting and deliberated on the approval of the Agreements in light of this information. In its deliberations, the Board did not identify any single piece of information discussed below that was all-important, controlling or determinative of its decision.

Nature, Extent and Quality of Services. In evaluating the nature, extent and quality of the Adviser’s services, the Trustees considered information concerning the functions to be performed by the Adviser and the Sub-Adviser and the personnel and resources of the Adviser and Sub-Adviser, including the investment management team that will be responsible for the day-to-day management of the Fund and the portfolio manager responsible for investing the portfolio of the Fund. The Trustees also considered statements by the Adviser and Sub-Adviser regarding their respective financial conditions, that each was financially stable and could support its performance of the services under its Agreement. The Trustees also considered the services to be provided by the Adviser in its oversight of the Fund’s service providers.

Based on their review, the Trustees concluded that the nature, extent and quality of the services to be provided by the Adviser and Sub-Adviser to the Fund under the respective Agreement were expected to be appropriate and reasonable.

Amplify ETF Trust

Board Considerations Regarding Approval of
Investment Management Agreement and Sub-Advisory Agreements

October 31, 2021 (Unaudited) (Continued)

Fees, Expenses and Profitability. The Trustees discussed the information provided by the Adviser on the Fund’s proposed initial investment management fee of 0.59% as compared to information provided by the Adviser on other similar products. The Trustees noted that the proposed annual investment management fee to be charged to the Fund was a unitary fee, and that the Adviser has agreed to pay all other expenses of the Fund, including fees payable to the Sub-Adviser, except brokerage commissions and other expenses connected with the execution of portfolio transactions, taxes, interest, distribution and service fees payable pursuant to a 12b-1 Plan, if any, and extraordinary expenses. The Board concluded that the unitary investment management fee to be charged to the Fund is reasonable and appropriate in light of the services expected to be provided by the Adviser and Sub-Adviser. In conjunction with their review of the unitary investment management fee, the Trustees considered information provided by the Adviser and Sub-Adviser on their costs to be incurred in connection with the proposed Agreement and their estimated profitability and that any profitability would not be excessive. The Trustees concluded that the estimated profits to be realized by the Adviser and Sub-Adviser with respect to the Fund appeared to be reasonable.

Economies of Scale and Whether the Fee Level Reflects These Economies of Scale. The Trustees considered the information provided by the Adviser and the Sub-Adviser as to the extent to which economies of scale may be realized as the Fund grows and whether the fee level reflects economies of scale for the benefit of shareholders. The Trustees noted that any reduction in fixed costs associated with the management of the Fund would be enjoyed by the Adviser and Sub-Adviser, but that a unitary fee provides a level of certainty in expenses for the Fund. The Trustees considered whether the proposed advisory fee rate for the Fund is reasonable in relation to the projected asset size of the Fund. The Trustees noted the Adviser’s and Sub-Adviser’s views on their expectations for growth, noting that, initially, the Adviser did not anticipate any material economies of scale. The Trustees concluded that the flat investment management fee was reasonable and appropriate.

The Trustees noted that the Adviser and Sub-Adviser had not identified any further benefits that it would derive from its relationship with the Fund, and had noted that they will not, initially, have any soft dollar arrangements.

Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, have determined to approve the Agreements for the Fund.

Amplify ETF Trust

Board Considerations Regarding Approval of
Investment Management Agreement and Sub-Advisory Agreements

October 31, 2021 (Unaudited) (Continued)

AMPLIFY THEMATIC ALL-STARS ETF

Pursuant to Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), at a meeting held on June 8, 2021, the Board of Trustees (the “Board”) of Amplify ETF Trust (the “Trust”) considered the approval of, and approved, the following agreements (collectively, the “Agreements”): (1) an Investment Management Agreement between Amplify Investments LLC (the “Adviser”) and the Trust, on behalf of the Amplify Thematic All-Stars ETF (the “Fund”) and (2) an Investment Sub-Advisory Agreement between the Adviser and Toroso Investments, LLC (“Sub-Adviser”), on behalf of the Fund (collectively, the “Agreements”).

The Fund was originally approved by the Board and its Independent Trustees on or about June 8, 2021 for an initial two-year term. After their initial two-year term, the Agreements must be approved: (i) by the vote of the Trustees or by a vote of the shareholders of the Fund; and (ii) by the vote of a majority of the Trustees who are not parties to the Agreements or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. At the June 8, 2021 meeting, the Board, including the Independent Trustees, approved the retention of the Adviser and the Sub-Adviser and the Agreements for the initial two-year term.

On or about June 8, 2021, the Board called and held a meeting to decide whether to approve the Agreements for an initial two-year term. In preparation for such meetings, the Board requests and reviews a wide variety of information from the Adviser and the Sub-Adviser. At the June 8, 2021 meeting, the Board, including the Independent Trustees, approved the retention of the Adviser and the Sub-Adviser and the Agreements for the initial two-year term.

Prior to the meeting held on June 8, 2021, the Board, including the Independent Trustees, reviewed written materials from the Adviser and the Sub-Adviser regarding, among other things: (i) the nature, extent and quality of the services to be provided to fund shareholders by the Adviser and the Sub-Adviser; (ii) the Adviser and the Sub-Adviser’s costs and profits expected to be realized in providing their services, including any fall-out benefits expected to be enjoyed by the Adviser and the Sub-Adviser; and (iii) the existence, or anticipated existence, of economies of scale.

Prior to and at the meeting held on June 8, 2021, representatives from the Adviser and the Sub-Adviser, along with other service providers of the Fund, presented additional oral and written information to help the Board evaluate the Adviser and the Sub-Adviser’s fees and other aspects of the Agreements. Among other things, representatives from the Adviser and the Sub-Adviser provided overviews of their advisory businesses, including investment personnel and investment processes. The representatives also discussed the rationale for launching the Fund, the Fund’s fees and fee structures of comparable investment companies. The Board then discussed the written materials that it received before the meeting and the Adviser and Sub-Adviser’s oral presentations and any other information that the Board received at the meeting and deliberated on the approval of the Agreements in light of this information. In its deliberations, the Board did not identify any single piece of information discussed below that was all-important, controlling or determinative of its decision.

Nature, Extent and Quality of Services. In evaluating the nature, extent and quality of the Adviser’s services, the Trustees considered information concerning the functions to be performed by the Adviser and the Sub-Adviser and the personnel and resources of the Adviser and Sub-Adviser, including the investment management team that will be responsible for the day-to-day management of the Fund and the portfolio manager responsible for investing the portfolio of the Fund. The Trustees also considered statements by the Adviser and Sub-Adviser regarding their respective financial conditions, that each was financially stable and could support its performance of the services under its Agreement. The Trustees also considered the services to be provided by the Adviser in its oversight of the Fund’s service providers.

Based on their review, the Trustees concluded that the nature, extent and quality of the services to be provided by the Adviser and Sub-Adviser to the Fund under the respective Agreement were expected to be appropriate and reasonable.

Amplify ETF Trust

Board Considerations Regarding Approval of
Investment Management Agreement and Sub-Advisory Agreements

October 31, 2021 (Unaudited) (Continued)

Fees, Expenses and Profitability. The Trustees discussed the information provided by the Adviser on the Fund’s proposed initial investment management fee of 0.49% as compared to information provided by the Adviser on other similar products. The Trustees noted that the proposed annual investment management fee to be charged to the Fund was a unitary fee, and that the Adviser has agreed to pay all other expenses of the Fund, including fees payable to the Sub-Adviser, except brokerage commissions and other expenses connected with the execution of portfolio transactions, taxes, interest, distribution and service fees payable pursuant to a 12b-1 Plan, if any, and extraordinary expenses. The Board concluded that the unitary investment management fee to be charged to the Fund is reasonable and appropriate in light of the services expected to be provided by the Adviser and Sub-Adviser. In conjunction with their review of the unitary investment management fee, the Trustees considered information provided by the Adviser and Sub-Adviser on their costs to be incurred in connection with the proposed Agreement and their estimated profitability and that any profitability would not be excessive. The Trustees concluded that the estimated profits to be realized by the Adviser and Sub-Adviser with respect to the Fund appeared to be reasonable.

Economies of Scale and Whether the Fee Level Reflects These Economies of Scale. The Trustees considered the information provided by the Adviser and the Sub-Adviser as to the extent to which economies of scale may be realized as the Fund grows and whether the fee level reflects economies of scale for the benefit of shareholders. The Trustees noted that any reduction in fixed costs associated with the management of the Fund would be enjoyed by the Adviser and Sub-Adviser, but that a unitary fee provides a level of certainty in expenses for the Fund. The Trustees considered whether the proposed advisory fee rate for the Fund is reasonable in relation to the projected asset size of the Fund. The Trustees noted the Adviser’s and Sub-Adviser’s views on their expectations for growth, noting that, initially, the Adviser did not anticipate any material economies of scale. The Trustees concluded that the flat investment management fee was reasonable and appropriate.

The Trustees noted that the Adviser and Sub-Adviser had not identified any further benefits that it would derive from its relationship with the Fund, and had noted that they will not, initially, have any soft dollar arrangements.

Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, have determined to approve the Agreements for the Fund.

Amplify ETF Trust

Board Considerations Regarding Approval of
Investment Management Agreement and Sub-Advisory Agreements

October 31, 2021 (Unaudited) (Continued)

AMPLIFY DIGITAL & ONLINE TRADING ETF

Pursuant to Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), at a meeting held on June 8, 2021, the Board of Trustees (the “Board”) of Amplify ETF Trust (the “Trust”) considered the approval of, and approved, the following agreements (collectively, the “Agreements”): (1) an Investment Management Agreement between Amplify Investments LLC (the “Adviser”) and the Trust, on behalf of the Amplify Digital & Online Trading ETF (the “Fund”) and (2) an Investment Sub-Advisory Agreement between the Adviser and Penserra Capital Management, LLC (“Sub-Adviser”), on behalf of the Fund (collectively, the “Agreements”).

The Fund was originally approved by the Board and its Independent Trustees on or about June 8, 2021 for an initial two-year term. After their initial two-year term, the Agreements must be approved: (i) by the vote of the Trustees or by a vote of the shareholders of the Fund; and (ii) by the vote of a majority of the Trustees who are not parties to the Agreements or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. At the June 8, 2021 meeting, the Board, including the Independent Trustees, approved the retention of the Adviser and the Sub-Adviser and the Agreements for the initial two-year term.

On or about June 8, 2021, the Board called and held a meeting to decide whether to approve the Agreements for an initial two-year term. In preparation for such meetings, the Board requests and reviews a wide variety of information from the Adviser and the Sub-Adviser. At the June 8, 2021 meeting, the Board, including the Independent Trustees, approved the retention of the Adviser and the Sub-Adviser and the Agreements for the initial two-year term.

Prior to the meeting held on June 8, 2021, the Board, including the Independent Trustees, reviewed written materials from the Adviser and the Sub-Adviser regarding, among other things: (i) the nature, extent and quality of the services to be provided to fund shareholders by the Adviser and the Sub-Adviser; (ii) the Adviser and the Sub-Adviser’s costs and profits expected to be realized in providing their services, including any fall-out benefits expected to be enjoyed by the Adviser and the Sub-Adviser; and (iii) the existence, or anticipated existence, of economies of scale.

Prior to and at the meeting held on June 8, 2021, representatives from the Adviser and the Sub-Adviser, along with other service providers of the Fund, presented additional oral and written information to help the Board evaluate the Adviser and the Sub-Adviser’s fees and other aspects of the Agreements. Among other things, representatives from the Adviser and the Sub-Adviser provided overviews of their advisory businesses, including investment personnel and investment processes. The representatives also discussed the rationale for launching the Fund, the Fund’s fees and fee structures of comparable investment companies. The Board then discussed the written materials that it received before the meeting and the Adviser and Sub-Adviser’s oral presentations and any other information that the Board received at the meeting and deliberated on the approval of the Agreements in light of this information. In its deliberations, the Board did not identify any single piece of information discussed below that was all-important, controlling or determinative of its decision.

Nature, Extent and Quality of Services. In evaluating the nature, extent and quality of the Adviser’s services, the Trustees considered information concerning the functions to be performed by the Adviser and the Sub-Adviser and the personnel and resources of the Adviser and Sub-Adviser, including the investment management team that will be responsible for the day-to-day management of the Fund and the portfolio manager responsible for investing the portfolio of the Fund. The Trustees also considered statements by the Adviser and Sub-Adviser regarding their respective financial conditions, that each was financially stable and could support its performance of the services under its Agreement. The Trustees also considered the services to be provided by the Adviser in its oversight of the Fund’s service providers.

Based on their review, the Trustees concluded that the nature, extent and quality of the services to be provided by the Adviser and Sub-Adviser to the Fund under the respective Agreement were expected to be appropriate and reasonable.

Fees, Expenses and Profitability. The Trustees discussed the information provided by the Adviser on the Fund’s proposed initial investment management fee of 0.59% as compared to information provided by the Adviser on other similar products. The Trustees noted that the proposed annual investment management fee to be charged to the Fund was a unitary fee, and that the Adviser has agreed to pay all other expenses of the Fund, including fees payable to the Sub-Adviser, except brokerage commissions and other expenses connected with the execution of portfolio transactions, taxes, interest, distribution and service fees payable pursuant to a 12b-1 Plan, if any, and

Amplify ETF Trust

Board Considerations Regarding Approval of
Investment Management Agreement and Sub-Advisory Agreements

October 31, 2021 (Unaudited) (Continued)

extraordinary expenses. The Board concluded that the unitary investment management fee to be charged to the Fund is reasonable and appropriate in light of the services expected to be provided by the Adviser and Sub-Adviser. In conjunction with their review of the unitary investment management fee, the Trustees considered information provided by the Adviser and Sub-Adviser on their costs to be incurred in connection with the proposed Agreement and their estimated profitability and that any profitability would not be excessive. The Trustees concluded that the estimated profits to be realized by the Adviser and Sub-Adviser with respect to the Fund appeared to be reasonable.

Economies of Scale and Whether the Fee Level Reflects These Economies of Scale. The Trustees considered the information provided by the Adviser and the Sub-Adviser as to the extent to which economies of scale may be realized as the Fund grows and whether the fee level reflects economies of scale for the benefit of shareholders. The Trustees noted that any reduction in fixed costs associated with the management of the Fund would be enjoyed by the Adviser and Sub-Adviser, but that a unitary fee provides a level of certainty in expenses for the Fund. The Trustees considered whether the proposed advisory fee rate for the Fund is reasonable in relation to the projected asset size of the Fund. The Trustees noted the Adviser’s and Sub-Adviser’s views on their expectations for growth, noting that, initially, the Adviser did not anticipate any material economies of scale. The Trustees concluded that the flat investment management fee was reasonable and appropriate.

The Trustees noted that the Adviser and Sub-Adviser had not identified any further benefits that it would derive from its relationship with the Fund, and had noted that they will not, initially, have any soft dollar arrangements.

Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, have determined to approve the Agreements for the Fund.

Amplify ETF Trust

Review of Liquidity Risk Management Program

October 31, 2021 (Unaudited)

Consistent with Rule 22e-4 under the Investment Company Act of 1940, as amended, Amplify ETF Trust ( the “Trust”), on behalf of each of its series (each a “Fund” and, collectively, the “Funds”), has established a liquidity risk management program to govern the Funds’ approach to managing liquidity risk (the “Program”). The Program is overseen by the Trust’s Chief Compliance Officer (the “Liquidity Risk Manager”). The Trust’s Board of Trustees (the “Board”) has approved the designation of the Liquidity Risk Manager to administer the Program.

The Program’s principal objectives include supporting the Funds’ compliance with limits on investments in illiquid assets and mitigating the risk that a Fund will be unable to meet its redemption obligations in a timely manner. The Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence each Fund’s liquidity and the periodic classification and re-classification of certain Funds’ investments into groupings that reflect the Liquidity Risk Manager’s assessment of their relative liquidity under current market conditions.

At a meeting of the Board held on June 8, 2021, the Trustees received a written report from the Liquidity Risk Manager regarding the design and operational effectiveness of the Program since its implementation. The Liquidity Risk Manager determined, and reported to the Board, that the Program is reasonably designed to assess and manage the Funds’ liquidity risk and has operated adequately and effectively to manage the Funds’ liquidity risk since implementation. The Liquidity Risk Manager reported that during the period covered by the report, there were no liquidity events that impacted the Funds or their ability to timely meet redemptions without dilution to existing shareholders. The Liquidity Risk Manager also noted no Fund has filed a Form N-LIQUID with the SEC.

The Liquidity Risk Manager noted that, with the exception of the Amplify BlackSwan Growth & Treasury Core ETF (“SWAN”), Amplify Seymour Cannabis ETF (“CNBS”), and Amplify BlackSwan ISWN ETF (“ISWN”), the Funds continue to qualify as “in-kind” ETFs under Rule 22e-4 and, as such, are exempt from the requirement to set a highly liquid investment minimum. The Liquidity Risk Manager noted that SWAN, CNBS, and ISWN are invested in highly liquid securities and, accordingly, continue to be exempt from the requirement to determine a “highly liquid investment minimum” as defined in the Rule. Because of that continued qualification for the exemption, the Funds have not adopted any “highly liquid investment” minimum amounts. The Liquidity Risk Manager further noted that no material changes have been made to the Program since its implementation.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Funds’ prospectus for more information regarding each Fund’s exposure to liquidity risk and other principal risks to which an investment in a Fund may be subject.

Amplify ETF Trust

Disclosure of Fund Expenses

October 31, 2021 (Unaudited)

All Exchange Traded Funds (“ETF”) have operating expenses. As a shareholder of an ETF, your investment is affected by these ongoing costs and transaction fees, which include costs for ETF management and other Fund expenses. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from an ETF’s gross income and directly reduce its final investment return. These expenses are expressed as a percentage of the ETF’s average net assets; this percentage is known as the ETF’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other funds. The examples are based on investment of $1,000 made at the beginning of the period shown and held for the periods shown below.

The table below illustrates your fund’s costs in two ways:

ACTUAL FUND RETURN

This section helps you to estimate the actual expenses after fee waivers that your fund incurred over the period shown. “Expenses Paid During Period” shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid during the period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your fund under “Expenses Paid During Period.”

HYPOTHETICAL 5% RETURN

This section helps you compare your fund’s costs with those of other funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the “Annualized Expense Ratio” for the period is unchanged. This example is useful in making comparisons because the Commission requires all funds to make this 5% calculation. You can assess your fund’s comparative cost by comparing the hypothetical result of your fund under “Expenses Paid During Period” with those that appear in the same charts in the shareholder reports for other funds.

NOTE: Because the return is set at 5% for comparison purposes – NOT your fund’s actual return – the account values shown may not apply to your specific investment.

YYY	Beginning Account Value 5/1/2021	Ending Account Value 10/31/2021	Annualized Expense Ratios	Expenses Paid During Period(a)
Actual Fund Return	$1,000.00	$1,039.80	0.50%	$2.57
Hypothetical 5% Return	$1,000.00	$1,022.68	0.50%	$2.55
IBUY	Beginning Account Value 5/1/2021	Ending Account Value 10/31/2021	Annualized Expense Ratios	Expenses Paid During Period(a)
Actual Fund Return	$1,000.00	$883.70	0.65%	$3.09
Hypothetical 5% Return	$1,000.00	$1,021.93	0.65%	$3.31
DIVO	Beginning Account Value 5/1/2021	Ending Account Value 10/31/2021	Annualized Expense Ratios	Expenses Paid During Period(a)
Actual Fund Return	$1,000.00	$1,082.20	0.55%	$2.89
Hypothetical 5% Return	$1,000.00	$1,022.43	0.55%	$2.80

Amplify ETF Trust

Disclosure of Fund Expenses

October 31, 2021 (Unaudited) (Continued)

BLOK	Beginning Account Value 5/1/2021	Ending Account Value 10/31/2021	Annualized Expense Ratios	Expenses Paid During Period(a)
Actual Fund Return	$1,000.00	$1,044.40	0.70%	$3.61
Hypothetical 5% Return	$1,000.00	$1,021.68	0.70%	$3.57
BATT	Beginning Account Value 5/1/2021	Ending Account Value 10/31/2021	Annualized Expense Ratios	Expenses Paid During Period(a)
Actual Fund Return	$1,000.00	$1,227.20	0.59%	$3.31
Hypothetical 5% Return	$1,000.00	$1,022.23	0.59%	$3.01
SWAN	Beginning Account Value 5/1/2021	Ending Account Value 10/31/2021	Annualized Expense Ratios	Expenses Paid During Period(a)
Actual Fund Return	$1,000.00	$1,073.60	0.49%	$2.56
Hypothetical 5% Return	$1,000.00	$1,022.74	0.49%	$2.50
XBUY	Beginning Account Value 5/1/2021	Ending Account Value 10/31/2021	Annualized Expense Ratios	Expenses Paid During Period(a)
Actual Fund Return	$1,000.00	$810.40	0.69%	$3.15
Hypothetical 5% Return	$1,000.00	$1,021.73	0.69%	$3.52
CNBS	Beginning Account Value 5/1/2021	Ending Account Value 10/31/2021	Annualized Expense Ratios	Expenses Paid During Period(a)
Actual Fund Return	$1,000.00	$651.40	0.75%	$3.12
Hypothetical 5% Return	$1,000.00	$1,021.42	0.75%	$3.82
JGLD	Beginning Account Value 5/1/2021	Ending Account Value 10/31/2021	Annualized Expense Ratios	Expenses Paid During Period(a)
Actual Fund Return	$1,000.00	$924.50	0.49%	$2.38
Hypothetical 5% Return	$1,000.00	$1,022.74	0.49%	$2.50
ISWN	Beginning Account Value 5/1/2021	Ending Account Value 10/31/2021	Annualized Expense Ratios	Expenses Paid During Period(a)
Actual Fund Return	$1,000.00	$1,034.50	0.49%	$2.51
Hypothetical 5% Return	$1,000.00	$1,022.74	0.49%	$2.50
DTOX	Beginning Account Value 6/23/2021(b)	Ending Account Value 10/31/2021	Annualized Expense Ratios	Expenses Paid During Period
Actual Fund Return	$1,000.00	$964.60	0.59%	$2.06	(c)
Hypothetical 5% Return	$1,000.00	$1,021.87	0.59%	$2.96	(a)

Amplify ETF Trust

Disclosure of Fund Expenses

October 31, 2021 (Unaudited) (Continued)

MVPS	Beginning Account Value 7/20/2021(b)	Ending Account Value 10/31/2021	Annualized Expense Ratios	Expenses Paid During Period
Actual Fund Return	$1,000.00	$1,128.50	0.49%	$1.47	(d)
Hypothetical 5% Return	$1,000.00	$1,022.36	0.49%	$2.46	(a)
BIDS	Beginning Account Value 9/21/2021(b)	Ending Account Value 10/31/2021	Annualized Expense Ratios	Expenses Paid During Period
Actual Fund Return	$1,000.00	$1,059.70	0.59%	$0.67	(e)
Hypothetical 5% Return	$1,000.00	$1,021.87	0.59%	$2.96	(a)

(a)       The dollar amounts shown as expenses paid during the period are equal to the Fund’s annualized expense ratio multiplied by the average account value during the period, multiplied by 184/365 (to reflect the one-half year period).

(b)       Fund Commencement.

(c)       The dollar amount shown as expenses paid during the period for DTOX is multiplied by 130/365, which is the number of days since inception divided by the number of days in the year.

(d)       The dollar amount shown as expenses paid during the period for MVPS is multiplied by 103/365, which is the number of days since inception divided by the number of days in the year.

(e)       The dollar amount shown as expenses paid during the period for BIDS is multiplied by 40/365, which is the number of days since inception divided by the number of days in the year.

Amplify ETF Trust

Trustees and Officers of the Trust

October 31, 2021 (Unaudited)

The following chart lists Trustees and Officers as of October 31, 2021.

Set forth below are the names, ages, addresses, position with the Trust, term of office and length of time served, the principal occupations during the past five years, number of portfolios in fund complex overseen by the trustees, and other directorships outside the fund complex of each of the persons currently serving as Trustees and Officers of the Trust. The Funds’ Statement of Additional Information (“SAI”) includes additional information about the Trustees and Officers. The SAI may be obtained without charge by calling 1-855-267-3837. Furthermore, you can obtain the SAI by accessing the Commission’s website at www.sec.gov or by accessing the Funds’ website at www.amplifyetfs.com.

Name, Address, and Year of Birth	Position and Offices with the Trust	Term of Office and Year First Elected or Appointed	Principal Occupations During Past 5 Years	Number of Portfolios in Fund Complex Overseen By Trustee	Other Directorships held by Trustee During Past 5 Years
Interested Trustees
Christian Magoon(1) c/o Amplify Investments LLC 310 S. Hale Street Wheaton, IL 60187 Y.O.B.: 1974	Chairman of the Board of Trustees; Chief Executive Officer and President	Indefinite term Since inception	Chief Executive Officer, Magoon Capital (2010 – present); Chief Executive Officer, YieldShares, LLC (2013 – present); Chief Executive Officer, Amplify Invesments LLC (2015 – present); President, Amplify Investments LLC (2015 – 2018)	13	None
John Phillips(2) c/o Amplify Investments LLC 310 S. Hale Street Wheaton, IL 60187 Y.O.B.: 1958	Secretary	Indefinite term Since inception	Chief Operating Officer and Head of Product Development, Amplify Investments LLC (2015 – present)	13	None
Independent Trustees
Michael DiSanto c/o Amplify Investments LLC 310 S. Hale Street Wheaton, IL 60187 Y.O.B.: 1979	Trustee	Indefinite term Since inception	Attorney, City of Naperville, Illinois (2007 – present); member, Elder board of the Compass Church, (2013 – present);	13	None
Rick Powers c/o Amplify Investments LLC 310 S. Hale Street Wheaton, IL 60187 Y.O.B.: 1957	Trustee	Indefinite term Since inception	Director, Department of Public Works, City of Peoria, Illinois (2019 – Present); Deputy Commissioner, Transportation, State of Indiana (2014 – 2019);	13	None
Mark Tucker c/o Amplify Investments LLC 310 S. Hale Street Wheaton, IL 60187 Y.O.B.: 1963	Trustee	Indefinite term Since inception	Sole member, Aspen Equity Partners, LLC (2009 – present); New Liberty Popcorn, LLC (2015 – present)	13	None

Amplify ETF Trust

Trustees and Officers of the Trust

October 31, 2021 (Unaudited) (Continued)

Name, Address, and Year of Birth	Position and Offices with the Trust	Term of Office and Year First Elected or Appointed	Principal Occupations During Past 5 Years	Other Directorships Held
Officers
Ed Keiley c/o Amplify Investments LLC 310 S. Hale Street Wheaton, IL 60187 Y.O.B.: 1965	Chief Compliance Officer	Indefinite term Since inception	Chief Compliance Officer, Amplify Investments LLC (2016 – present); Trader Compliance, Inc. (2003 – present)	N/A
Bradley H. Bailey c/o Amplify Investments LLC 310 S. Hale Street Wheaton, IL 60187 Y.O.B.: 1967	Chief Financial Officer	Indefinite term 2016	Chief Financial Officer, Amplify Investments LLC (2016 – present)	N/A
William H. Belden c/o Amplify Investments LLC 310 South Hale Street Wheaton, IL 60187 Y.O.B.: 1965	Vice President	Indefinite term 2020	President, Amplify Investments LLC (2018 – present); Managing Director, Guggenheim Investments (2009 – 2018)	N/A

(1)        Mr. Magoon is deemed an “interested person” of the Trust due to his position as Chief Executive Officer of Amplify Investments LLC and Chief Executive Officer and President of the Trust.

(2)       Mr. Phillips is deemed an “interested person” of the Trust due to his position as Chief Operating Officer of Amplify Investments LLC and Secretary of the Trust

Amplify ETF Trust

Additional Information

October 31, 2021 (Unaudited)

Qualified Dividend Income/Dividends Received Deduction

For the fiscal year/period ended October 31, 2021, certain dividends paid by the Funds may be subject to a maximum tax rate of 23.8%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003.

The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

YYY	6.81%
IBUY	100.00%
DIVO	40.00%
BLOK	18.86%
BATT	53.70%
SWAN	00.00%
XBUY	00.00%
CNBS	26.42%
JGLD	00.00%
ISWN	00.00%
DTOX	00.00%
MVPX	00.00%
BIDS	00.00%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year/period ended October 31, 2021 was as follows:

YYY	0.26%
IBUY	100.00%
DIVO	39.37%
BLOK	5.85%
BATT	1.67%
SWAN	00.00%
XBUY	00.00%
CNBS	23.49%
JGLD	00.00%
ISWN	00.00%
DTOX	00.00%
MVPX	00.00%
BIDS	00.00%

Amplify ETF Trust

Additional Information

October 31, 2021 (Unaudited) (Continued)

Short Term Capital Gains

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(C) for each fund were as follows:

YYY	00.00%
IBUY	00.00%
DIVO	70.64%
BLOK	00.00%
BATT	00.00%
SWAN	80.48%
XBUY	00.00%
CNBS	00.00%
JGLD	00.00%
ISWN	00.00%
DTOX	00.00%
MVPX	00.00%
BIDS	00.00%

Foreign Tax Credit Pass Through

Pursuant to Section 853 of the Internal Revenue Code, the Fund designates the following amount as foreign taxes paid for the period ended October 31, 2020. Foreign taxes paid for purposes of Section 853 may be less than actual foreign taxes paid for financial statement purposes.

	Credible Foreign Taxes Paid	Per Share Amount	Portion of Ordinary Income Distribution Derived from Foreign Sourced Income
BATT	$148,438	$0.2056	98.93%
JGLD	$1,879	$0.2142	97.53%

Foreign taxes paid or withheld should be included in taxable income with an offsetting deduction from gross income or as a credit for taxes paid to foreign governments.

Above figures may differ from those cited elsewhere in this report due to difference in the calculation of income and gains under GAAP purposes and Internal Revenue Service purposes.

Shareholders are strongly advised to consult their own tax advisers with respect to the tax consequences of their investments in the Funds.

Amplify ETF Trust

Supplemental Information

October 31, 2021 (Unaudited)

DISTRIBUTION OF PREMIUMS AND DISCOUNTS

NAV is the price per share at which the Fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of the Fund generally is determined using the composite closing price each day. The Fund’s Market Price may be at, above or below its NAV. The NAV of the Fund will fluctuate with changes in the market value of the Fund’s holdings. The Market Price of the Fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of the Fund on a given day, generally at the time NAV is calculated. A premium is the amount that the Fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that the Fund is trading below the reported NAV, expressed as a percentage of the NAV.

Further information regarding premiums and discounts is available, without charge, on the Fund’s website at www.amplifyetfs.com.

INFORMATION ABOUT THE TRUSTEES

The Statement of Additional Information (“SAI”) includes additional information about the Fund’s Trustees and is available without charge, upon request, by calling 1-855-267-3837. Furthermore, you can obtain the SAI by accessing the Commission’s website at www. sec.gov or by accessing the Fund’s website at www.amplifyetfs.com.

DELIVERY OF SHAREHOLDER DOCUMENTS—HOUSEHOLDING

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of the prospectus and other shareholder documents, please contact your broker-dealer. If you currently are enrolled in householding and wish to change your householding status, please contact your broker-dealer.

Amplify ETF Trust

Privacy Policy

October 31, 2021 (Unaudited)

AMPLIFY ETFS AND AMPLIFY AFFILIATES PRIVACY POLICY

Amplify recognizes the importance of protecting your personal and financial information when you visit our websites (each a “Website” and together “Websites”). This Policy is designed to help you understand the information collection practices on all Websites owned or operated by or on behalf of companies within the Amplify group of companies, including: Amplify Investments LLC, Amplify Development LLC, and Amplify Holding Company LLC. We are committed to:

(a) protecting the personal information you provide to us;

(b) telling you how we use the information we gather about you; and

(c) ensuring that you know why we intend to disclose your personal information.

CHANGES TO THIS PRIVACY POLICY

This Privacy Policy is dated January 1, 2016. Amplify reserves the right to amend this Privacy Policy at any time without notice, by updating this posting, in which case the date of the Policy will be revised. The current version of this Policy can be accessed from the link on the www.amplifyetfs.com homepage.

INFORMATION COLLECTION AND USE

Personally Identifiable Information: The personally identifiable information you submit to our Websites is used to service your interest and to improve our services to you and/or to provide you with information on Amplify products and services. The types of personal information that may be collected at our Websites include: name, address, email address and telephone number. We will not sell, share or rent your personally identifiable information to others in contravention of this Privacy Policy.

Additionally, if the Website is a password protected site, then (a) once you submit your password and enter, the Website will recognize who you are and will collect all information that you submit, including all electronic instructions (including all transaction information), and (b) any information collected about you from the Website may be associated with other identifying information that we have about you.

Aggregate Information: We generally record certain usage information, such as the number and frequency of visitors to our Websites. This information may include the websites that you access immediately before and after your visit to our Websites, the Internet browser you are using and your IP address. If we use such data at all it will be on an aggregate basis, and we will not disclose to third parties any information that could be used to identify you personally.

Service Providers: We may use internal or external service providers to operate our Websites and employ other persons to perform work on our behalf, such as sending postal mail and e-mail. These persons may have access to the personally identifiable information you submit through the Websites, but only for the purpose of performing their duties. These personnel may not use your personally identifiable information for any other purpose.

Compliance with Laws: We do not automatically collect personally identifiable information from visitors to our Websites, except to the extent we are required to do so pursuant to some statute or regulation applicable to us. We will not provide any personally identifiable information to any other persons, except if we are required to make disclosures by any law, any government or private parties in connection with a lawsuit, subpoena, investigation or similar proceeding.

E-mail and Marketing: Amplify does not sell its customers’ e-mail addresses, nor will we provide your personal information to third parties for their marketing purposes. Amplify will not send you e-mail messages without first receiving your permission, unless it relates to servicing your account or unless you have consented to receiving electronic delivery of fund documents as part of our E-Delivery service. It is our policy to include instructions for unsubscribing from these permission-based programs. We recommend that you do not send us any individual personal information via non secure methods of correspondence, including via public electronic communication channels, such as Internet e-mail, which are generally not secure.

Amplify ETF Trust

Privacy Policy

October 31, 2021 (Unaudited) (Continued)

Business Transfers: If the business, stock or assets of Amplify are acquired or merged with another business entity, we will share all or some of your information with this entity to continue to provide our service to you. You will receive notice of such an event and the new entity will inform you of any changes to the practices in this Privacy Policy. If the new entity wishes to make additional use of your information, you may decline such use at such time.

Disclosure to Third Parties: The personal information you provide to us will only be disclosed to third parties if we have your permission, or as set out in this Privacy Policy. We may disclose details about the general use of our Websites to third parties – for example, to demonstrate patterns of use to advertisers and other business partners. Information we pass on for this purpose will not include any personal information by which you may be identified. We endeavor to prevent unauthorized disclosures of your personal information by third parties but we are not responsible for any unauthorized disclosures or other breaches of security or for the actions of others if the information was passed to them with your authority or with the authority of anyone other than us or our group companies.

COOKIES

What are Cookies?

Cookies are small text files that are stored in your computer’s memory and hard drive when you visit certain web pages. They are used to enable websites to function or to provide information to the owners of a website.

Why Do We Use Cookies?

Cookies help us to provide customized services and information. We use cookies on all our Websites to tell us, in general terms, how and when pages in our Websites are visited, what our users’ technology preferences are – such as what type of video player they use – and whether our Websites are functioning properly.

If you are using one of our password-protected sites, then the website may use cookies or other technology to help us authenticate you, store and recognize your configuration and user attributes, facilitate your navigation of the website and customize its content so that the information made available is likely to be of more interest to you.

In broad terms, we use cookies on our Websites for the following purposes:

•     Analytical purposes: Analytical cookies allow us to recognize measure and track visitors to our Websites. This helps us to improve and develop the way our Websites work, for example, by determining whether site visitors can find information easily, or by identifying the aspects of websites that are of the most interest to them.

•     Usage preferences: Some of the cookies on our Websites are activated when visitors to our sites make a choice about their usage of the site. Our Websites then ‘remember’ the settings preferences of the user concerned. This allows us to tailor aspects of our sites to the individual user.

•     Terms and conditions: We use cookies on our Websites to record when a site visitor has seen a policy, such as this one, or provided consent, such as consent to the terms and conditions on our Websites. This helps to improve the user’s experience of the site – for example, it avoids a user from repeatedly being asked to consent to the same terms.

•     Session management: The software that runs our websites uses cookies for technical purposes needed by the internal workings of our servers. For instance, we use cookies to distribute requests among multiple servers, authenticate users and determine what features of the site they can access, verify the origin of requests, keep track of information about a user’s session and determine which options or pages to display in order for the site to function.

•     Functional purposes: Functional purpose cookies store information that is needed by our applications to process and operate. For example, where transactions or requests within an application involve multiple workflow stages, cookies are used to store the information from each stage temporarily, in order to facilitate completion of the overall transaction or request.

Amplify ETF Trust

Privacy Policy

October 31, 2021 (Unaudited) (Continued)

Further Information About Cookies

If you would like to find out more about cookies in general and how to manage them, please visit www.allaboutcookies.org.

THIRD PARTY WEBSITES

Amplify disclaims responsibility for the privacy policies and customer information practices of third party internet websites hyperlinked from our Website or this Privacy Policy.

SECURITY

Amplify protects your personal information when you transact business on our Website by requiring the use of a browser software program that supports industry standard SSL encryption with 128-bit key lengths. The “128-bit” designation refers to the length of the key used to encrypt the data being transmitted, with a longer key representing a higher level of security.

CONTACT US

We welcome inquiries or comments about our Privacy Policy and any queries or concerns about Amplify ETFs at support@amplifyetfs.com or 1-855-267-3837.

Investment Adviser:

Amplify Investments LLC
310 S. Hale Street
Wheaton, IL 60187

Investment Sub-Advisers:
Penserra Capital Management, LLC 4 Orinda Way, Suite 100-A Orinda, CA 94563	Capital Wealth Planning 1016 Collier Center Way Naples, FL 34110
Toroso Investments, LLC 623 5th Avenue, Suite 15 New York, NY 10019	ARGI Investments, LLC 2201 High Wickham Place Louisville, KY 40245

Legal Counsel:

Chapman and Cutler LLP
111 West Monroe Street
Chicago, IL 60603

Independent Registered Public Accounting Firm:

Cohen & Company, Ltd.
342 North Water Street, Suite 830
Milwaukee, WI 53202

Distributor:

Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, ME 04101

Administrator:

U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue
Milwaukee, WI 53202

Transfer Agent:

U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202

Custodians:
U.S. Bank National Association 1555 North RiverCenter Drive, Suite 302 Milwaukee, WI 53212	Cowen Execution Services, LLC 599 Lexington Avenue, 21st Floor New York, NY 10022

This information must be preceded or accompanied by a current prospectus for the Funds.

(b)	Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any substantive amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that there is at least one audit committee financial expert serving on its audit committee. Mark Tucker is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. There were no “other services” provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 10/31/2021	FYE 10/31/2020
Audit Fees	$145,000	$132,500
Audit-Related Fees	$0	$0
Tax Fees	$31,000	$28,000
All Other Fees	N/A	N/A

(e)(1) The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

(e)(2) The percentage of fees billed by Cohen & Company, Ltd. applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 10/31/2021	FYE 10/31/2020
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(f) All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

(g) The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.

Non-Audit Related Fees	FYE 12/31/2021	FYE 12/31/2020
Registrant	$31,000	$28,000
Registrant’s Investment Adviser	$0	$0

The registrant has not been identified by the U.S. Securities and Exchange Commission as having filed an annual report issued by a registered public accounting firm branch or office that is located in a foreign jurisdiction where the Public Company Accounting Oversight Board is unable to inspect or completely investigate because of a position taken by an authority in that jurisdiction.

The registrant is not a foreign issuer.

Item 5. Audit Committee of Listed Registrants.

The registrant is an issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934, (the “Act”) and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Act. The independent members of the committee are as follows: Michael DiSanto, Rick Powers, and Mark Tucker

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s President/Principal Executive Officer and Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4)	Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Amplify ETF Trust

By (Signature and Title)	/s/ Christian Magoon
Christian Magoon, President and Chief Executive Officer

Date	12/16/2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Christian Magoon
Christian Magoon, President and Chief Executive Officer

Date	12/16/2021

By (Signature and Title)	/s/ Bradley H. Bailey
Bradley H. Bailey, Chief Financial Officer

Date	12/16/2021

* Print the name and title of each signing officer under his or her signature.